Conservative Balanced Allocation Portfolio
PORTFOLIO SUMMARY: CONSERVATIVE BALANCED ALLOCATION PORTFOLIO
Investment Objective:
The Conservative Balanced Allocation Portfolio seeks total return consisting of capital appreciation and income.
Fees and Expenses of the Portfolio.

This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in The Saratoga Advantage Trust Portfolios. More information about these and other discounts is available from your financial professional and under “Shareholder Information – Reduced Sales Charge” on page 103 of the Portfolio’s Prospectus. In addition, Appendix A attached to this Prospectus contains information regarding financial intermediary-specific sales charge waivers and discounts.

SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees	Conservative Balanced Allocation Portfolio Class A USD ($)
Maximum Sales Charge on Purchases of Shares (as a % of offering price)	5.75%
Sales Charge on Reinvested Dividends (as a % of offering price)	none
Maximum Contingent Deferred Sales Charge (as a % of offering price)	none
Redemption Fee on Shares Held 30 days or Less (as a % of amount redeemed)	2.00%
Exchange Fee	none

ANNUAL PORTFOLIO OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Conservative Balanced Allocation Portfolio Class A
Management Fees	0.90%
Distribution and/or Service Rule 12b-1 Fees	0.25%
Other Expenses	1.82%
Acquired Fund Fees and Expenses	0.50%	[1]
Total Annual Portfolio Operating Expenses (before Expense Waiver/Reimbursement)	3.47%
Expense Waiver/Reimbursement	(1.93%)
Total Annual Portfolio Operating Expenses (after Expense Waiver/Reimbursement)	1.54%	[2]
[1]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. These Acquired Fund Fees and Expenses are not considered in the calculation of the expense cap (defined below). The Total Annual Portfolio Operating Expenses in the above fee table will not correlate to the expense ratio in the Portfolio's financial statements because the financial statements will include only the direct operating expenses incurred by the Portfolio, not the indirect costs of investing in other investment companies ("Acquired Funds").
[2]	Pursuant to an operating expense limitation agreement between the Manager and the Portfolio, the Manager has agreed to waive its fees and/or absorb expenses of the Portfolio to ensure that Total Annual Portfolio Operating Expenses (excluding front end and contingent deferred sales loads, leverage, interest and tax expenses, dividends and interest on short positions, brokerage commissions, expenses incurred in connection with any merger, reorganization or liquidation, extraordinary or non-routine expenses and Acquired Fund Fees and Expenses) for the Portfolio do not exceed 1.04% of the Portfolio's average net assets for Class A shares through December 31, 2019 (the "Expense Cap"). This operating expense limitation agreement can be terminated during its term only by, or with the consent of, the Trust's Board of Trustees. The Manager is permitted to seek reimbursement from the Portfolio, subject to limitations, for management fees waived and Portfolio expenses it paid within three (3) years of the end of the fiscal year in which such management fees were waived or expenses paid, as long as the reimbursement does not cause the Portfolio's operating expenses to exceed (i) the expense cap in place at the time the fees were waived or the expenses were incurred; or (ii) the current Expense Cap, whichever is less.

Example.
This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.
The example assumes that you invest $10,000 in the Portfolio for the time periods indicated. This example also assumes that your investment has a 5% return each year, and the Portfolio’s operating expenses remain the same and reflect the contractual expense waiver in place for the first year . Although your actual costs may be higher or lower, based on these assumptions, your costs, if you held or sold your shares, at the end of each period would be:
Expense Example	One Year	Three Years	Five Years	Ten Years
Conservative Balanced Allocation Portfolio | Class A | USD ($)	723	1,410	2,118	3,986

The above Example reflects applicable contractual fee waiver/expense reimbursement arrangements for the duration of the arrangements only.
Portfolio Turnover.

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs, which must be borne by the Portfolio and its shareholders and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in Total Annual Portfolio Operating Expenses or in the example, affect the Portfolio’s performance. During the period December 29, 2017 (inception of the Portfolio) through the fiscal year ended August 31, 2018, the Portfolio’s portfolio turnover rate was 4% of the average value of its portfolio.

Principal Investment Strategies:

The Portfolio is a “fund of funds.” The Portfolio’s main investment strategy is to invest in other Saratoga Advantage Trust mutual funds (the “Saratoga Funds”) and/or unaffiliated registered investment companies and exchange-traded funds (“ETFs”) (together with the Saratoga Funds, the “Underlying Funds”).

The Portfolio’s manager, Saratoga Capital Management, LLC (the “Manager”) allocates the Portfolio’s investments in Underlying Funds based on a propriety asset allocation model developed by the Manager (the “SaratogaSHARP® model”). Consistent with the SaratogaSHARP® model, the Manager allocates the Portfolio’s investments based on an analysis of capital markets that includes an examination of current economic conditions, historical asset class behavior and current market assumptions. In constructing the Portfolio, the Manager typically allocates assets among asset classes in the following investment categories: core equity, fixed income, money market and alternative investments . The target allocations are: approximately 40%-60% of the Portfolio’s assets to core equity investments; 8.5%-18.5% to fixed income investments; 17.5%-32.5% to money market investments; and 6.5%-16.5% to alternative investments. The Manager does not currently intend to allocate any of the Portfolio’s assets to sector equity investments; however, it may do so in the future. The Portfolio will invest in equity, fixed income and alternative instruments through its investments in the Underlying Funds. The Manager regularly evaluates how individual economic sectors and statistics are effecting the general economy and markets in order to develop the asset allocation parameters. Accordingly, asset allocation parameters may vary widely over time in response to changing market and/or economic conditions.

Principal Investment Risks:

There is no assurance that the Portfolio will achieve its investment objective. The Portfolio share price will fluctuate with changes in the market value of its portfolio securities. When you sell your Portfolio shares, they may be worth less than what you paid for them and, accordingly, you can lose money investing in this Portfolio.

Investments in Mutual Funds Risk. The Portfolio invests in Underlying Funds as a primary strategy, so the Portfolio’s investment performance and risks are directly related to the performance and risks of the Underlying Funds. Shareholders will indirectly bear the expenses charged by the Underlying Funds. Because the Manager or its affiliates provide services to and receive fees, including supervision fees, from some of the Saratoga Funds, the Portfolio’s investments in some of the Underlying Funds benefit the Manager and/or its affiliates. In addition, the Portfolio may hold a significant percentage of the shares of an Underlying Fund. As a result, the Portfolio’s investments in an Underlying Fund may create a conflict of interest.

Exchange-Traded Funds Risk. Shares of ETFs have many of the same risks as direct investments in common stocks or bonds. In addition, their market value is expected to rise and fall as the value of the underlying index or other assets rises and falls. The market value of their shares may differ from the net asset value of the particular fund. As a shareholder in an ETF (as with other investment companies), the Portfolio would bear its ratable share of that entity’s expenses in addition to its own fees and expenses.

In addition, investments in an ETF are subject to, among other risks, the risk that the ETF’s shares may trade at a discount or premium relative to the net asset value of the shares, especially during periods of market volatility or stress, causing investors to pay significantly more or less than the value of the ETF’s underlying portfolio, and the listing exchange may halt trading of the ETF’s shares.

Investment and Market Risk. An investment in the Portfolio’s common shares is subject to investment risk, including the possible loss of the entire principal amount invested. An investment in the Portfolio’s common shares represents an indirect investment in the securities owned by the Underlying Funds, which are generally traded on a securities exchange or in the over-the-counter markets. The value of these securities, like other market investments, may move up or down, sometimes rapidly and unpredictably. The Portfolio’s common shares at any point in time may be worth less than the original investment, even after taking into account any reinvestment of dividends and distributions.

Fixed-Income Securities Risk. Certain Underlying Funds invest in fixed-income securities. All fixed-income securities are subject to two types of risk: credit risk and interest rate risk. Credit risk refers to the possibility that the issuer of a security will be unable to make interest payments and/or repay the principal on its debt. Interest rate risk refers to fluctuations in the value of a fixed-income security resulting from changes in the general level of interest rates. When the general level of interest rates goes up, the prices of most fixed-income securities go down.

When the general level of interest rates goes down, the prices of most fixed-income securities go up. (Zero coupon securities are typically subject to greater price fluctuations than comparable securities that pay current interest.) Long-term fixed-income securities will rise and fall in response to interest rate changes to a greater extent than short-term securities. Given that the Federal Reserve has been raising interest rates, the Portfolio may face a heightened level of interest rate risk.

Some of the Underlying Funds invest in securities issued or guaranteed by the U.S. government or its agencies and instrumentalities (such as securities issued by the Government National Mortgage Association (Ginnie Mae), the Federal National Mortgage Association (Fannie Mae) or the Federal Home Loan Mortgage Corporation (Freddie Mac)). Securities, such as those issued or guaranteed by Ginnie Mae or the U.S. Treasury, that are backed by the full faith and credit of the United States are guaranteed only as to the timely payment of interest and principal when held to maturity. Notwithstanding that these securities are backed by the full faith and credit of the United States, circumstances could arise that would prevent the payment of principal and interest. Securities issued by U.S. government related organizations, such as Fannie Mae and Freddie Mac, are not backed by the full faith and credit of the U.S. government and no assurance can be given that the U.S. government will provide financial support. Therefore, U.S. government-related organizations may not have the funds to meet their payment obligations in the future.

Alternative Investment Risk. Alternative investment strategies, which may include, but are not limited to, investing in or having exposure to real estate, commodities, foreign currency, natural resources, MLP and other non-traditional investments, or following event-driven, macro, long-short, market neutral, merger arbitrage, or other tactical investment strategies, may involve complex security types or transactions and/or focus on narrow segments of the market, which may increase and/or magnify the overall risks and volatility associated with these strategies.

Mortgage-Backed Securities and Prepayment Risk. Certain Underlying Funds invest in mortgage-backed securities. Mortgage-backed securities, such as mortgage pass-through securities, have different risk characteristics than traditional debt securities. For example, principal is paid back over the life of the security rather than at maturity. Although the value of fixed-income securities generally increases during periods of falling interest rates and decreases during periods of rising interest rates, this is not always the case with mortgage-backed securities. This is due to the fact that the borrower’s payments may be prepaid at any time as well as other factors. Generally, prepayments will increase during a period of falling interest rates and decrease during a period of rising interest rates. The rate of prepayments also may be influenced by economic and other factors. Prepayment risk includes the possibility that securities with stated interest rates may have the principal prepaid earlier than expected, which may occur when interest rates decline. Prepayment may expose an Underlying Fund, and thus the Portfolio, to a lower rate of return upon reinvestment of principal.

Investments in mortgage-backed securities are made based upon, among other things, expectations regarding the rate of prepayments on the underlying loans. Rates of prepayment faster or slower than expected by the Manager could reduce an Underlying Fund’s yield, increase the volatility of the Underlying Fund and/or cause a decline in net asset value. Mortgage-backed securities are also subject to extension risk, which is the risk that the issuer of such a security pays back the principal of an obligation later than expected, which may occur when interest rates rise. This may have an adverse effect on returns, as the value of the security decreases when principal payments are made later than expected. In addition, an Underlying Fund may be prevented from investing proceeds it would otherwise have received at a given time at the higher prevailing interest rates. Certain mortgage-backed securities may be more volatile and less liquid than other traditional types of debt securities. In addition, an unexpectedly high rate of defaults on the mortgages held by a mortgage pool may adversely affect the value of a mortgage-backed security and could result in losses to an Underlying Fund. The risk of such defaults is generally higher in the case of mortgage pools that include subprime mortgages.

Common Stock Risk. Certain Underlying Funds invest in equity securities (such as common stock) that are more volatile and carry more risks than other forms of investment. In general, stock values fluctuate in response to activities specific to the company as well as general market, economic and political conditions. Stock prices can fluctuate widely in response to these factors. Common stockholders are subordinate to debt or preferred stockholders in a company’s capital structure in terms of priority to corporate income and liquidation payments and, therefore, will be subject to greater credit risk than preferred stock or debt instruments.

Foreign Securities Risk. Certain Underlying Funds invest in foreign securities. An Underlying Fund’s investments in foreign securities (including depositary receipts) involve risks in addition to the risks associated with domestic securities. One additional risk is currency risk. While the price of Underlying Fund shares is quoted in U.S. dollars, an Underlying Fund generally converts U.S. dollars to a foreign market’s local currency to purchase a security in that market. If the value of that local currency falls relative to the U.S. dollar, the U.S. dollar value of the foreign security will decrease.

This is true even if the foreign security’s local price remains unchanged. Foreign securities also have risks related to economic and political developments abroad, including expropriations, confiscatory taxation, exchange control regulation, limitations on the use or transfer of Underlying Fund assets and any effects of foreign social, economic or political instability. In particular, adverse political or economic developments in a geographic region or a particular country in which an Underlying Fund invests could cause a substantial decline in the value of its portfolio securities. Certain foreign markets may rely heavily on particular industries or foreign capital and are more vulnerable to diplomatic developments, the imposition of economic sanctions against a particular country or countries, organizations, entities and/or individuals, changes in international trading patterns, trade barriers and other protectionist or retaliatory measures. Economic sanctions could, among other things, effectively restrict or eliminate an Underlying Fund’s ability to purchase or sell securities or groups of securities for a substantial period of time. International trade barriers or economic sanctions against foreign countries, organizations, entities and/or individuals, may adversely affect an Underlying Fund’s foreign holdings or exposures. Investments in foreign markets may also be adversely affected by governmental actions such as the imposition of capital controls, nationalization of companies or industries, expropriation of assets, or the imposition of punitive taxes. Governmental actions can have a significant effect on the economic conditions in foreign countries, which also may adversely affect the value and liquidity of an Underlying Fund’s investments. For example, the governments of certain countries may prohibit or impose substantial restrictions on foreign investing in their capital markets or in certain sectors or industries. In addition, a foreign government may limit or cause delay in the convertibility or repatriation of its currency which would adversely affect the U.S. dollar value and/or liquidity of investments denominated in that currency. Any of these actions could severely affect security prices, impair an Underlying Fund’s ability to purchase or sell foreign securities or transfer an Underlying Fund’s assets back into the United States, or otherwise adversely affect the Underlying Fund’s operations. Certain foreign investments may become less liquid in response to market developments or adverse investor perceptions, or become illiquid after purchase by an Underlying Fund, particularly during periods of market turmoil.

Certain foreign investments may become illiquid when, for instance, there are few, if any, interested buyers and sellers or when dealers are unwilling to make a market for certain securities. When an Underlying Fund holds illiquid investments, its portfolio may be harder to value, especially in changing markets. Foreign companies, in general, are not subject to the regulatory requirements of U.S. companies and, as such, there may be less publicly available information about these companies. Moreover, foreign accounting, auditing and financial reporting standards generally are different from those applicable to U.S. companies. Finally, in the event of a default of any foreign debt obligations, it may be more difficult for an Underlying Fund to obtain or enforce a judgment against the issuers of the securities. Furthermore, foreign exchanges and broker-dealers are generally subject to less government and exchange scrutiny and regulation than their U.S. counterparts. In addition, differences in clearance and settlement procedures in foreign markets may cause delays in settlements of an Underlying Fund’s trades effected in those markets.

Depositary receipts involve substantially identical risks associated with direct investments in foreign securities. Issuers of the foreign security represented by a depositary receipt, particularly unsponsored or unregistered depositary receipts, may not be obligated to disclose material information in the U.S. or to pass through to holders of such receipts voting rights with respect to the deposited securities.

Compared to the United States and other developed countries, developing or emerging countries may have relatively unstable governments, economies based on only a few industries and securities markets that trade a small number of securities. Prices of these securities tend to be especially volatile and, in the past, securities in these countries have been characterized by greater potential loss (as well as gain) than securities of companies located in developed countries.

Issuer-Specific Risk. The price of an individual security or particular type of security can be more volatile than the market as a whole and can fluctuate differently than the market as a whole. An individual issuer’s securities can rise or fall dramatically with little or no warning based upon such things as a better (or worse) than expected earnings report, news about the development of a promising product, or the loss of key management personnel. There is also a risk that the price of a security may never reach the level that an Adviser believes is representative of its full value or that it may even go down in price.

Convertible Securities Risk. Certain Underlying Funds invest in convertible securities. An Underlying Fund’s investments in convertible securities subject the Underlying Fund to the risks associated with both fixed-income securities and common stocks. To the extent that a convertible security’s investment value is greater than its conversion value, its price will be likely to increase when interest rates fall and decrease when interest rates rise, as with a fixed-income security. If the conversion value exceeds the investment value, the price of the convertible security will tend to fluctuate directly with the price of the underlying equity security.

Preferred Stock Risk. Certain Underlying Funds invest in preferred stock. Preferred stocks involve credit risk and certain other risks. Certain preferred stocks contain provisions that allow an issuer under certain conditions to skip distributions (in the case of “non-cumulative” preferred stocks) or defer distributions (in the case of “cumulative” preferred stocks). If an Underlying Fund owns a preferred stock on which distributions are deferred, the Underlying Fund may nevertheless be required to report income for tax purposes while it is not receiving distributions on that security. Preferred stocks are subordinated to bonds and other debt instruments in a company’s capital structure in terms of priority to corporate income and liquidation payments, and therefore will be subject to greater credit risk than those debt instruments.

Warrants Risk. Certain Underlying Funds invest in warrants. The holder of a warrant has the right to purchase a given number of shares of a particular issuer at a specified price until expiration of the warrant. Such investments can provide a greater potential for profit or loss than an equivalent investment in the underlying security. Prices of warrants do not necessarily move in tandem with the prices of the underlying securities, and are speculative investments. Warrants pay no dividends and confer no rights other than a purchase option. If a warrant is not exercised by the date of its expiration, an Underlying Fund will lose its entire investment in such warrant.

Liquidity Risk. The Portfolio and/or an Underlying Fund may hold illiquid securities that it is unable to sell at the preferred time or price and could lose its entire investment in such securities. Investments with an active trading market or that the Manager otherwise deems liquid could become illiquid before the Portfolio can exit its positions. The liquidity of the Portfolio’s assets may change over time.

Small and Medium Capitalization Companies Risk. An Underlying Fund may invest in small and medium capitalization companies. Investing in medium and small capitalization companies may involve more risk than is usually associated with investing in larger, more established companies. There is typically less publicly available information concerning small and medium capitalization companies than for larger, more established companies. Some small and medium capitalization companies have limited product lines, distribution channels and financial and managerial resources and tend to concentrate on fewer geographical markets than do larger companies. Also, because small and medium capitalization companies normally have fewer shares outstanding than larger companies and trade less frequently, it may be more difficult for the Portfolio to buy and sell significant amounts of shares without an unfavorable impact on prevailing market prices.

Derivatives Risk. Certain Underlying Funds may invest in derivatives. A derivative is an investment whose value depends on (or is derived from) the value of an underlying asset (including an underlying security), reference rate or index. Derivatives may be used as a substitute for purchasing the underlying asset or as a hedge to reduce exposure to risks. The derivatives in which the Portfolio or an Underlying Fund may invest include options, futures and swaps. Derivatives may be volatile and some derivatives have the potential for loss that is greater than the Underlying Fund’s initial investment. Many derivatives are entered into over-the-counter or OTC (not on an exchange or contract market) and may be more difficult to purchase, sell or value than more traditional investments, such as stocks or bonds, because there may be fewer purchasers or sellers of the derivative instrument or the derivative instrument may require participants entering into offsetting transactions rather than making or taking delivery. An Underlying Fund may also lose money on a derivative if the counterparty (issuer) fails to pay the amount due. If a counterparty to an OTC derivative were to default on its obligations, the Underlying Fund’s contractual remedies against such counterparty may be subject to bankruptcy and insolvency laws, which could affect the Underlying Fund’s rights as a creditor (e.g., the Underlying Fund may not receive the amount of payments that it is contractually entitled to receive).

An Underlying Fund may also lose money on a derivative if the underlying asset on which the derivative is based, or the derivative itself, does not perform as an Adviser anticipated. The Underlying Fund may incur higher taxes as a result of its investing in derivatives.

Compared to other types of investments, derivatives may be less tax efficient. The use of certain derivatives may cause the Underlying Fund, and thus the Portfolio, to realize higher amounts of ordinary income or short-term capital gains, distributions from which are taxable to individual shareholders at ordinary income tax rates rather than at the more favorable tax rates for long-term capital gain. In addition, changes in government regulation of derivative instruments could affect the character, timing and amount of the Underlying Fund’s taxable income or gains, and may limit or prevent the Underlying Fund, and thus the Portfolio, from using certain types of derivative instruments as a part of its investment strategy, which could make the investment strategy more costly to implement or require the Portfolio to change its investment strategy. An Underlying Fund’s use of derivatives also may be limited by the requirements for taxation of the Underlying Fund as a regulated investment company.

Manager Risk. The performance of the Portfolio also will depend on whether the Manager is successful in pursuing the Portfolio’s investment strategy.

Shares of the Portfolio are not bank deposits and are not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency.

Performance:

Because the Portfolio does not yet have a full calendar year of operations, it does not disclose any performance information in this Prospectus. Once available, you may obtain the Portfolio’s updated performance information by calling toll free 1-800-807-FUND or by visiting www.saratogacap.com.

Moderately Conservative Balanced Allocation Portfolio
PORTFOLIO SUMMARY: MODERATELY CONSERVATIVE BALANCED ALLOCATION PORTFOLIO
Investment Objective:
The Moderately Conservative Balanced Allocation Portfolio seeks total return consisting of capital appreciation and income.
Fees and Expenses of the Portfolio.

This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in The Saratoga Advantage Trust Portfolios. More information about these and other discounts is available from your financial professional and under “Shareholder Information – Reduced Sales Charge” on page 103 of the Portfolio’s Prospectus. In addition, Appendix A attached to this Prospectus contains information regarding financial intermediary-specific sales charge waivers and discounts.

SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees	Moderately Conservative Balanced Allocation Portfolio Class A USD ($)
Maximum Sales Charge on Purchases of Shares (as a % of offering price)	5.75%
Sales Charge on Reinvested Dividends (as a % of offering price)	none
Maximum Contingent Deferred Sales Charge (as a % of offering price)	none
Redemption Fee on Shares Held 30 days or Less (as a % of amount redeemed)	2.00%
Exchange Fee	none

ANNUAL PORTFOLIO OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Moderately Conservative Balanced Allocation Portfolio Class A
Management Fees	0.90%
Distribution and/or Service Rule 12b-1 Fees	0.25%
Other Expenses	1.55%
Acquired Fund Fees and Expenses	0.58%	[1]
Total Annual Portfolio Operating Expenses (before Expense Waiver/Reimbursement)	3.28%
Expense Waiver/Reimbursement	(1.66%)
Total Annual Portfolio Operating Expenses (after Expense Waiver/Reimbursement)	1.62%	[2]
[1]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. These Acquired Fund Fees and Expenses are not considered in the calculation of the expense cap (defined below). The Total Annual Portfolio Operating Expenses in the above fee table will not correlate to the expense ratio in the Portfolio's financial statements because the financial statements will include only the direct operating expenses incurred by the Portfolio, not the indirect costs of investing in other investment companies ("Acquired Funds").
[2]	Pursuant to an operating expense limitation agreement between the Manager and the Portfolio, the Manager has agreed to waive its fees and/or absorb expenses of the Portfolio to ensure that Total Annual Portfolio Operating Expenses (excluding front end and contingent deferred sales loads, leverage, interest and tax expenses, dividends and interest on short positions, brokerage commissions, expenses incurred in connection with any merger, reorganization or liquidation, extraordinary or non-routine expenses and Acquired Fund Fees and Expenses) for the Portfolio do not exceed 1.04% of the Portfolio's average net assets for Class A shares through December 31, 2019 (the "Expense Cap"). This operating expense limitation agreement can be terminated during its term only by, or with the consent of, the Trust's Board of Trustees. The Manager is permitted to seek reimbursement from the Portfolio, subject to limitations, for management fees waived and Portfolio expenses it paid within three (3) years of the end of the fiscal year in which such management fees were waived or expenses paid, as long as the reimbursement does not cause the Portfolio's operating expenses to exceed (i) the expense cap in place at the time the fees were waived or the expenses were incurred; or (ii) the current Expense Cap, whichever is less.

Example.
This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.
The example assumes that you invest $10,000 in the Portfolio for the time periods indicated. This example also assumes that your investment has a 5% return each year, and the Portfolio’s operating expenses remain the same and reflect the contractual expense waiver in place for the first year . Although your actual costs may be higher or lower, based on these assumptions, your costs, if you held or sold your shares, at the end of each period would be:
Expense Example	One Year	Three Years	Five Years	Ten Years
Moderately Conservative Balanced Allocation Portfolio | Class A | USD ($)	730	1,380	2,053	3,839

The above Example reflects applicable contractual fee waiver/expense reimbursement arrangements for the duration of the arrangements only.
Portfolio Turnover.

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs, which must be borne by the Portfolio and its shareholders and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in Total Annual Portfolio Operating Expenses or in the example, affect the Portfolio’s performance. During the period December 29, 2017 (inception of the Portfolio) through the fiscal year ended August 31, 2018, the Portfolio had no portfolio turnover.

Principal Investment Strategies:

The Portfolio is a “fund of funds.” The Portfolio’s main investment strategy is to invest in other Saratoga Advantage Trust mutual funds (the “Saratoga Funds”) and/or unaffiliated registered investment companies and exchange-traded funds (“ETFs”) (together with the Saratoga Funds, the “Underlying Funds”).

The Portfolio’s manager, Saratoga Capital Management, LLC (the “Manager”) allocates the Portfolio’s investments in Underlying Funds based on a propriety asset allocation model developed by the Manager (the “SaratogaSHARP® model”). Consistent with the SaratogaSHARP® model, the Manager allocates the Portfolio’s investments based on an analysis of capital markets that includes an examination of current economic conditions, historical asset class behavior and current market assumptions. In constructing the Portfolio, the Manager typically allocates assets among asset classes in the following investment categories: core equity, fixed income, money market and alternative investments . The target allocations are: approximately 48%-68% of the Portfolio’s assets to core equity investments; 5.5%-15.5% to fixed income investments; 11%-21% to money market investments; and 10.5%-20.5% to alternative investments. The Manager does not currently intend to allocate any of the Portfolio’s assets to sector equity investments; however, it may do so in the future. The Portfolio will invest in equity, fixed income and alternative instruments through its investments in the Underlying Funds. The Manager regularly evaluates how individual economic sectors and statistics are effecting the general economy and markets in order to develop the asset allocation parameters. Accordingly, asset allocation parameters may vary widely over time in response to changing market and/or economic conditions.

Principal Investment Risks:

There is no assurance that the Portfolio will achieve its investment objective. The Portfolio share price will fluctuate with changes in the market value of its portfolio securities. When you sell your Portfolio shares, they may be worth less than what you paid for them and, accordingly, you can lose money investing in this Portfolio.

Investments in Mutual Funds Risk. The Portfolio invests in Underlying Funds as a primary strategy, so the Portfolio’s investment performance and risks are directly related to the performance and risks of the Underlying Funds. Shareholders will indirectly bear the expenses charged by the Underlying Funds. Because the Manager or its affiliates provide services to and receive fees, including supervision fees, from some of the Saratoga Funds, the Portfolio’s investments in some of the Underlying Funds benefit the Manager and/or its affiliates. In addition, the Portfolio may hold a significant percentage of the shares of an Underlying Fund. As a result, the Portfolio’s investments in an Underlying Fund may create a conflict of interest.

Exchange-Traded Funds Risk. Shares of ETFs have many of the same risks as direct investments in common stocks or bonds. In addition, their market value is expected to rise and fall as the value of the underlying index or other assets rises and falls. The market value of their shares may differ from the net asset value of the particular fund. As a shareholder in an ETF (as with other investment companies), the Portfolio would bear its ratable share of that entity’s expenses in addition to its own fees and expenses.

In addition, investments in an ETF are subject to, among other risks, the risk that the ETF’s shares may trade at a discount or premium relative to the net asset value of the shares, especially during periods of market volatility or stress, causing investors to pay significantly more or less than the value of the ETF’s underlying portfolio, and the listing exchange may halt trading of the ETF’s shares.

Investment and Market Risk. An investment in the Portfolio’s common shares is subject to investment risk, including the possible loss of the entire principal amount invested. An investment in the Portfolio’s common shares represents an indirect investment in the securities owned by the Underlying Funds, which are generally traded on a securities exchange or in the over-the-counter markets. The value of these securities, like other market investments, may move up or down, sometimes rapidly and unpredictably. The Portfolio’s common shares at any point in time may be worth less than the original investment, even after taking into account any reinvestment of dividends and distributions.

Fixed-Income Securities Risk. Certain Underlying Funds invest in fixed-income securities. All fixed-income securities are subject to two types of risk: credit risk and interest rate risk. Credit risk refers to the possibility that the issuer of a security will be unable to make interest payments and/or repay the principal on its debt. Interest rate risk refers to fluctuations in the value of a fixed-income security resulting from changes in the general level of interest rates. When the general level of interest rates goes up, the prices of most fixed-income securities go down.

When the general level of interest rates goes down, the prices of most fixed-income securities go up. (Zero coupon securities are typically subject to greater price fluctuations than comparable securities that pay current interest.) Long-term fixed-income securities will rise and fall in response to interest rate changes to a greater extent than short-term securities. Given that the Federal Reserve has been raising interest rates, the Portfolio may face a heightened level of interest rate risk.

Some of the Underlying Funds invest in securities issued or guaranteed by the U.S. government or its agencies and instrumentalities (such as securities issued by the Government National Mortgage Association (Ginnie Mae), the Federal National Mortgage Association (Fannie Mae) or the Federal Home Loan Mortgage Corporation (Freddie Mac)). Securities, such as those issued or guaranteed by Ginnie Mae or the U.S. Treasury, that are backed by the full faith and credit of the United States are guaranteed only as to the timely payment of interest and principal when held to maturity. Notwithstanding that these securities are backed by the full faith and credit of the United States, circumstances could arise that would prevent the payment of principal and interest. Securities issued by U.S. government related organizations, such as Fannie Mae and Freddie Mac, are not backed by the full faith and credit of the U.S. government and no assurance can be given that the U.S. government will provide financial support. Therefore, U.S. government-related organizations may not have the funds to meet their payment obligations in the future.

Alternative Investment Risk. Alternative investment strategies, which may include, but are not limited to, investing in or having exposure to real estate, commodities, foreign currency, natural resources, MLP and other non-traditional investments, or following event-driven, macro, long-short, market neutral, merger arbitrage, or other tactical investment strategies, may involve complex security types or transactions and/or focus on narrow segments of the market, which may increase and/or magnify the overall risks and volatility associated with these strategies.

Mortgage-Backed Securities and Prepayment Risk. Certain Underlying Funds invest in mortgage-backed securities. Mortgage-backed securities, such as mortgage pass-through securities, have different risk characteristics than traditional debt securities. For example, principal is paid back over the life of the security rather than at maturity. Although the value of fixed-income securities generally increases during periods of falling interest rates and decreases during periods of rising interest rates, this is not always the case with mortgage-backed securities. This is due to the fact that the borrower’s payments may be prepaid at any time as well as other factors. Generally, prepayments will increase during a period of falling interest rates and decrease during a period of rising interest rates. The rate of prepayments also may be influenced by economic and other factors. Prepayment risk includes the possibility that securities with stated interest rates may have the principal prepaid earlier than expected, which may occur when interest rates decline. Prepayment may expose an Underlying Fund, and thus the Portfolio, to a lower rate of return upon reinvestment of principal.

Investments in mortgage-backed securities are made based upon, among other things, expectations regarding the rate of prepayments on the underlying loans. Rates of prepayment faster or slower than expected by the Manager could reduce an Underlying Fund’s yield, increase the volatility of the Underlying Fund and/or cause a decline in net asset value. Mortgage-backed securities are also subject to extension risk, which is the risk that the issuer of such a security pays back the principal of an obligation later than expected, which may occur when interest rates rise. This may have an adverse effect on returns, as the value of the security decreases when principal payments are made later than expected. In addition, an Underlying Fund may be prevented from investing proceeds it would otherwise have received at a given time at the higher prevailing interest rates. Certain mortgage-backed securities may be more volatile and less liquid than other traditional types of debt securities. In addition, an unexpectedly high rate of defaults on the mortgages held by a mortgage pool may adversely affect the value of a mortgage-backed security and could result in losses to an Underlying Fund. The risk of such defaults is generally higher in the case of mortgage pools that include subprime mortgages.

Common Stock Risk. Certain Underlying Funds invest in equity securities (such as common stock) that are more volatile and carry more risks than other forms of investment. In general, stock values fluctuate in response to activities specific to the company as well as general market, economic and political conditions. Stock prices can fluctuate widely in response to these factors. Common stockholders are subordinate to debt or preferred stockholders in a company’s capital structure in terms of priority to corporate income and liquidation payments and, therefore, will be subject to greater credit risk than preferred stock or debt instruments.

Foreign Securities Risk. Certain Underlying Funds invest in foreign securities. An Underlying Fund’s investments in foreign securities (including depositary receipts) involve risks in addition to the risks associated with domestic securities. One additional risk is currency risk. While the price of Underlying Fund shares is quoted in U.S. dollars, an Underlying Fund generally converts U.S. dollars to a foreign market’s local currency to purchase a security in that market. If the value of that local currency falls relative to the U.S. dollar, the U.S. dollar value of the foreign security will decrease. This is true even if the foreign security’s local price remains unchanged.

Foreign securities also have risks related to economic and political developments abroad, including expropriations, confiscatory taxation, exchange control regulation, limitations on the use or transfer of Underlying Fund assets and any effects of foreign social, economic or political instability. In particular, adverse political or economic developments in a geographic region or a particular country in which an Underlying Fund invests could cause a substantial decline in the value of its portfolio securities. Certain foreign markets may rely heavily on particular industries or foreign capital and are more vulnerable to diplomatic developments, the imposition of economic sanctions against a particular country or countries, organizations, entities and/or individuals, changes in international trading patterns, trade barriers and other protectionist or retaliatory measures. Economic sanctions could, among other things, effectively restrict or eliminate an Underlying Fund’s ability to purchase or sell securities or groups of securities for a substantial period of time. International trade barriers or economic sanctions against foreign countries, organizations, entities and/or individuals, may adversely affect an Underlying Fund’s foreign holdings or exposures. Investments in foreign markets may also be adversely affected by governmental actions such as the imposition of capital controls, nationalization of companies or industries, expropriation of assets, or the imposition of punitive taxes. Governmental actions can have a significant effect on the economic conditions in foreign countries, which also may adversely affect the value and liquidity of an Underlying Fund’s investments. For example, the governments of certain countries may prohibit or impose substantial restrictions on foreign investing in their capital markets or in certain sectors or industries. In addition, a foreign government may limit or cause delay in the convertibility or repatriation of its currency which would adversely affect the U.S. dollar value and/or liquidity of investments denominated in that currency. Any of these actions could severely affect security prices, impair an Underlying Fund’s ability to purchase or sell foreign securities or transfer an Underlying Fund’s assets back into the United States, or otherwise adversely affect the Underlying Fund’s operations. Certain foreign investments may become less liquid in response to market developments or adverse investor perceptions, or become illiquid after purchase by an Underlying Fund, particularly during periods of market turmoil.

Certain foreign investments may become illiquid when, for instance, there are few, if any, interested buyers and sellers or when dealers are unwilling to make a market for certain securities. When an Underlying Fund holds illiquid investments, its portfolio may be harder to value, especially in changing markets. Foreign companies, in general, are not subject to the regulatory requirements of U.S. companies and, as such, there may be less publicly available information about these companies. Moreover, foreign accounting, auditing and financial reporting standards generally are different from those applicable to U.S. companies. Finally, in the event of a default of any foreign debt obligations, it may be more difficult for an Underlying Fund to obtain or enforce a judgment against the issuers of the securities. Furthermore, foreign exchanges and broker-dealers are generally subject to less government and exchange scrutiny and regulation than their U.S. counterparts. In addition, differences in clearance and settlement procedures in foreign markets may cause delays in settlements of an Underlying Fund’s trades effected in those markets.

Depositary receipts involve substantially identical risks associated with direct investments in foreign securities. Issuers of the foreign security represented by a depositary receipt, particularly unsponsored or unregistered depositary receipts, may not be obligated to disclose material information in the U.S. or to pass through to holders of such receipts voting rights with respect to the deposited securities.

Compared to the United States and other developed countries, developing or emerging countries may have relatively unstable governments, economies based on only a few industries and securities markets that trade a small number of securities. Prices of these securities tend to be especially volatile and, in the past, securities in these countries have been characterized by greater potential loss (as well as gain) than securities of companies located in developed countries.

Issuer-Specific Risk. The price of an individual security or particular type of security can be more volatile than the market as a whole and can fluctuate differently than the market as a whole. An individual issuer’s securities can rise or fall dramatically with little or no warning based upon such things as a better (or worse) than expected earnings report, news about the development of a promising product, or the loss of key management personnel. There is also a risk that the price of a security may never reach the level that an Adviser believes is representative of its full value or that it may even go down in price.

Convertible Securities Risk. Certain Underlying Funds invest in convertible securities. An Underlying Fund’s investments in convertible securities subject the Underlying Fund to the risks associated with both fixed-income securities and common stocks. To the extent that a convertible security’s investment value is greater than its conversion value, its price will be likely to increase when interest rates fall and decrease when interest rates rise, as with a fixed-income security. If the conversion value exceeds the investment value, the price of the convertible security will tend to fluctuate directly with the price of the underlying equity security.

Preferred Stock Risk. Certain Underlying Funds invest in preferred stock. Preferred stocks involve credit risk and certain other risks. Certain preferred stocks contain provisions that allow an issuer under certain conditions to skip distributions (in the case of “non-cumulative” preferred stocks) or defer distributions (in the case of “cumulative” preferred stocks). If an Underlying Fund owns a preferred stock on which distributions are deferred, the Underlying Fund may nevertheless be required to report income for tax purposes while it is not receiving distributions on that security. Preferred stocks are subordinated to bonds and other debt instruments in a company’s capital structure in terms of priority to corporate income and liquidation payments, and therefore will be subject to greater credit risk than those debt instruments.

Warrants Risk. Certain Underlying Funds invest in warrants. The holder of a warrant has the right to purchase a given number of shares of a particular issuer at a specified price until expiration of the warrant. Such investments can provide a greater potential for profit or loss than an equivalent investment in the underlying security. Prices of warrants do not necessarily move in tandem with the prices of the underlying securities, and are speculative investments. Warrants pay no dividends and confer no rights other than a purchase option. If a warrant is not exercised by the date of its expiration, an Underlying Fund will lose its entire investment in such warrant.

Liquidity Risk. The Portfolio and/or an Underlying Fund may hold illiquid securities that it is unable to sell at the preferred time or price and could lose its entire investment in such securities. Investments with an active trading market or that the Manager otherwise deems liquid could become illiquid before the Portfolio can exit its positions. The liquidity of the Portfolio’s assets may change over time.

Small and Medium Capitalization Companies Risk. An Underlying Fund may invest in small and medium capitalization companies. Investing in medium and small capitalization companies may involve more risk than is usually associated with investing in larger, more established companies. There is typically less publicly available information concerning small and medium capitalization companies than for larger, more established companies. Some small and medium capitalization companies have limited product lines, distribution channels and financial and managerial resources and tend to concentrate on fewer geographical markets than do larger companies. Also, because small and medium capitalization companies normally have fewer shares outstanding than larger companies and trade less frequently, it may be more difficult for the Portfolio to buy and sell significant amounts of shares without an unfavorable impact on prevailing market prices.

Derivatives Risk. Certain Underlying Funds may invest in derivatives. A derivative is an investment whose value depends on (or is derived from) the value of an underlying asset (including an underlying security), reference rate or index. Derivatives may be used as a substitute for purchasing the underlying asset or as a hedge to reduce exposure to risks. The derivatives in which the Portfolio or an Underlying Fund may invest include options, futures and swaps. Derivatives may be volatile and some derivatives have the potential for loss that is greater than the Underlying Fund’s initial investment. Many derivatives are entered into over-the-counter or OTC (not on an exchange or contract market) and may be more difficult to purchase, sell or value than more traditional investments, such as stocks or bonds, because there may be fewer purchasers or sellers of the derivative instrument or the derivative instrument may require participants entering into offsetting transactions rather than making or taking delivery. An Underlying Fund may also lose money on a derivative if the counterparty (issuer) fails to pay the amount due. If a counterparty to an OTC derivative were to default on its obligations, the Underlying Fund’s contractual remedies against such counterparty may be subject to bankruptcy and insolvency laws, which could affect the Underlying Fund’s rights as a creditor (e.g., the Underlying Fund may not receive the amount of payments that it is contractually entitled to receive).

An Underlying Fund may also lose money on a derivative if the underlying asset on which the derivative is based, or the derivative itself, does not perform as an Adviser anticipated. The Underlying Fund may incur higher taxes as a result of its investing in derivatives.

Compared to other types of investments, derivatives may be less tax efficient. The use of certain derivatives may cause the Underlying Fund, and thus the Portfolio, to realize higher amounts of ordinary income or short-term capital gains, distributions from which are taxable to individual shareholders at ordinary income tax rates rather than at the more favorable tax rates for long-term capital gain. In addition, changes in government regulation of derivative instruments could affect the character, timing and amount of the Underlying Fund’s taxable income or gains, and may limit or prevent the Underlying Fund, and thus the Portfolio, from using certain types of derivative instruments as a part of its investment strategy, which could make the investment strategy more costly to implement or require the Portfolio to change its investment strategy. An Underlying Fund’s use of derivatives also may be limited by the requirements for taxation of the Underlying Fund as a regulated investment company.

Manager Risk. The performance of the Portfolio also will depend on whether the Manager is successful in pursuing the Portfolio’s investment strategy.

Shares of the Portfolio are not bank deposits and are not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency.

Performance:

Because the Portfolio does not yet have a full calendar year of operations, it does not disclose any performance information in this Prospectus. Once available, you may obtain the Portfolio’s updated performance information by calling toll free 1-800-807-FUND or by visiting www.saratogacap.com.

Moderate Balanced Allocation Portfolio
PORTFOLIO SUMMARY: MODERATE BALANCED ALLOCATION PORTFOLIO
Investment Objective:
The Moderate Balanced Allocation Portfolio seeks total return consisting of capital appreciation and income.
Fees and Expenses of the Portfolio.

This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in The Saratoga Advantage Trust Portfolios. More information about these and other discounts is available from your financial professional and under “Shareholder Information – Reduced Sales Charge” on page 103 of the Portfolio’s Prospectus. In addition, Appendix A attached to this Prospectus contains information regarding financial intermediary-specific sales charge waivers and discounts.

SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees	Moderate Balanced Allocation Portfolio Class A USD ($)
Maximum Sales Charge on Purchases of Shares (as a % of offering price)	5.75%
Sales Charge on Reinvested Dividends (as a % of offering price)	none
Maximum Contingent Deferred Sales Charge (as a % of offering price)	none
Redemption Fee on Shares Held 30 days or Less (as a % of amount redeemed)	2.00%
Exchange Fee	none

ANNUAL PORTFOLIO OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Moderate Balanced Allocation Portfolio Class A
Management Fees	0.90%
Distribution and/or Service Rule 12b-1 Fees	0.25%
Other Expenses	1.96%
Acquired Fund Fees and Expenses	0.63%	[1]
Total Annual Portfolio Operating Expenses (before Expense Waiver/Reimbursement)	3.74%
Expense Waiver/Reimbursement	(2.07%)
Total Annual Portfolio Operating Expenses (after Expense Waiver/Reimbursement)	1.67%	[2]
[1]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. These Acquired Fund Fees and Expenses are not considered in the calculation of the expense cap (defined below). The Total Annual Portfolio Operating Expenses in the above fee table will not correlate to the expense ratio in the Portfolio's financial statements because the financial statements will include only the direct operating expenses incurred by the Portfolio, not the indirect costs of investing in other investment companies ("Acquired Funds").
[2]	Pursuant to an operating expense limitation agreement between the Manager and the Portfolio, the Manager has agreed to waive its fees and/or absorb expenses of the Portfolio to ensure that Total Annual Portfolio Operating Expenses (excluding front end and contingent deferred sales loads, leverage, interest and tax expenses, dividends and interest on short positions, brokerage commissions, expenses incurred in connection with any merger, reorganization or liquidation, extraordinary or non-routine expenses and Acquired Fund Fees and Expenses) for the Portfolio do not exceed 1.04% of the Portfolio's average net assets for Class A shares through December 31, 2019 (the "Expense Cap"). This operating expense limitation agreement can be terminated during its term only by, or with the consent of, the Trust's Board of Trustees. The Manager is permitted to seek reimbursement from the Portfolio, subject to limitations, for management fees waived and Portfolio expenses it paid within three (3) years of the end of the fiscal year in which such management fees were waived or expenses paid, as long as the reimbursement does not cause the Portfolio's operating expenses to exceed (i) the expense cap in place at the time the fees were waived or the expenses were incurred; or (ii) the current Expense Cap, whichever is less.

Example.
This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.
The example assumes that you invest $10,000 in the Portfolio for the time periods indicated. This example also assumes that your investment has a 5% return each year, and the Portfolio’s operating expenses remain the same and reflect the contractual expense waiver in place for the first year . Although your actual costs may be higher or lower, based on these assumptions, your costs, if you held or sold your shares, at the end of each period would be:
Expense Example	One Year	Three Years	Five Years	Ten Years
Moderate Balanced Allocation Portfolio | Class A | USD ($)	735	1,473	2,229	4,205

The above Example reflects applicable contractual fee waiver/expense reimbursement arrangements for the duration of the arrangements only.
Portfolio Turnover.

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs, which must be borne by the Portfolio and its shareholders and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in Total Annual Portfolio Operating Expenses or in the example, affect the Portfolio’s performance. During the period December 29, 2017 (inception of the Portfolio) through the fiscal year ended August 31, 2018, the Portfolio’s portfolio turnover rate was 7% of the average value of its portfolio.

Principal Investment Strategies:

The Portfolio is a “fund of funds.” The Portfolio’s main investment strategy is to invest in other Saratoga Advantage Trust mutual funds (the “Saratoga Funds”) and/or unaffiliated registered investment companies and exchange-traded funds (“ETFs”) (together with the Saratoga Funds, the “Underlying Funds”).

The Portfolio’s manager, Saratoga Capital Management, LLC (the “Manager”) allocates the Portfolio’s investments in Underlying Funds based on a propriety asset allocation model developed by the Manager (the “SaratogaSHARP® model”). Consistent with the SaratogaSHARP® model, the Manager allocates the Portfolio’s investments based on an analysis of capital markets that includes an examination of current economic conditions, historical asset class behavior and current market assumptions. In constructing the Portfolio, the Manager typically allocates assets among asset classes in the following investment categories: core equity, sector equity, fixed income, money market and alternative investments . The target allocations are: approximately 43%-63% of the Portfolio’s assets to core equity investments; 3.75%-13.75% to sector equity investments; 4%-14% to fixed income investments; 10%-20% to money market investments; and 9.25%-19.25% to alternative investments. The Portfolio will invest in equity, fixed income and alternative instruments through its investments in the Underlying Funds. The Manager regularly evaluates how individual economic sectors and statistics are effecting the general economy and markets in order to develop the asset allocation parameters. Accordingly, asset allocation parameters may vary widely over time in response to changing market and/or economic conditions.

The sectors in which the Portfolio typically invests include: health and biotechnology, technology and communications, financial services, energy and basic materials and global real estate.

Principal Investment Risks:

There is no assurance that the Portfolio will achieve its investment objective. The Portfolio share price will fluctuate with changes in the market value of its portfolio securities. When you sell your Portfolio shares, they may be worth less than what you paid for them and, accordingly, you can lose money investing in this Portfolio.

Investments in Mutual Funds Risk. The Portfolio invests in Underlying Funds as a primary strategy, so the Portfolio’s investment performance and risks are directly related to the performance and risks of the Underlying Funds. Shareholders will indirectly bear the expenses charged by the Underlying Funds. Because the Manager or its affiliates provide services to and receive fees, including supervision fees, from some of the Saratoga Funds, the Portfolio’s investments in some of the Underlying Funds benefit the Manager and/or its affiliates. In addition, the Portfolio may hold a significant percentage of the shares of an Underlying Fund. As a result, the Portfolio’s investments in an Underlying Fund may create a conflict of interest.

Exchange-Traded Funds Risk. Shares of ETFs have many of the same risks as direct investments in common stocks or bonds. In addition, their market value is expected to rise and fall as the value of the underlying index or other assets rises and falls.

The market value of their shares may differ from the net asset value of the particular fund. As a shareholder in an ETF (as with other investment companies), the Portfolio would bear its ratable share of that entity’s expenses in addition to its own fees and expenses. In addition, investments in an ETF are subject to, among other risks, the risk that the ETF’s shares may trade at a discount or premium relative to the net asset value of the shares, especially during periods of market volatility or stress, causing investors to pay significantly more or less than the value of the ETF’s underlying portfolio, and the listing exchange may halt trading of the ETF’s shares.

Investment and Market Risk. An investment in the Portfolio’s common shares is subject to investment risk, including the possible loss of the entire principal amount invested. An investment in the Portfolio’s common shares represents an indirect investment in the securities owned by the Underlying Funds, which are generally traded on a securities exchange or in the over-the-counter markets. The value of these securities, like other market investments, may move up or down, sometimes rapidly and unpredictably. The Portfolio’s common shares at any point in time may be worth less than the original investment, even after taking into account any reinvestment of dividends and distributions.

Fixed-Income Securities Risk. Certain Underlying Funds invest in fixed-income securities. All fixed-income securities are subject to two types of risk: credit risk and interest rate risk. Credit risk refers to the possibility that the issuer of a security will be unable to make interest payments and/or repay the principal on its debt.

Interest rate risk refers to fluctuations in the value of a fixed-income security resulting from changes in the general level of interest rates. When the general level of interest rates goes up, the prices of most fixed-income securities go down. When the general level of interest rates goes down, the prices of most fixed-income securities go up. (Zero coupon securities are typically subject to greater price fluctuations than comparable securities that pay current interest.) Long-term fixed-income securities will rise and fall in response to interest rate changes to a greater extent than short-term securities. Given that the Federal Reserve has been raising interest rates, the Portfolio may face a heightened level of interest rate risk.

Some of the Underlying Funds invest in securities issued or guaranteed by the U.S. government or its agencies and instrumentalities (such as securities issued by the Government National Mortgage Association (Ginnie Mae), the Federal National Mortgage Association (Fannie Mae) or the Federal Home Loan Mortgage Corporation (Freddie Mac)). Securities, such as those issued or guaranteed by Ginnie Mae or the U.S. Treasury, that are backed by the full faith and credit of the United States are guaranteed only as to the timely payment of interest and principal when held to maturity. Notwithstanding that these securities are backed by the full faith and credit of the United States, circumstances could arise that would prevent the payment of principal and interest. Securities issued by U.S. government related organizations, such as Fannie Mae and Freddie Mac, are not backed by the full faith and credit of the U.S. government and no assurance can be given that the U.S. government will provide financial support. Therefore, U.S. government-related organizations may not have the funds to meet their payment obligations in the future.

Alternative Investment Risk. Alternative investment strategies, which may include, but are not limited to, investing in or having exposure to real estate, commodities, foreign currency, natural resources, MLP and other non-traditional investments, or following event-driven, macro, long-short, market neutral, merger arbitrage, or other tactical investment strategies, may involve complex security types or transactions and/or focus on narrow segments of the market, which may increase and/or magnify the overall risks and volatility associated with these strategies.

Mortgage-Backed Securities and Prepayment Risk. Certain Underlying Funds invest in mortgage-backed securities. Mortgage-backed securities, such as mortgage pass-through securities, have different risk characteristics than traditional debt securities. For example, principal is paid back over the life of the security rather than at maturity. Although the value of fixed-income securities generally increases during periods of falling interest rates and decreases during periods of rising interest rates, this is not always the case with mortgage-backed securities. This is due to the fact that the borrower’s payments may be prepaid at any time as well as other factors. Generally, prepayments will increase during a period of falling interest rates and decrease during a period of rising interest rates. The rate of prepayments also may be influenced by economic and other factors. Prepayment risk includes the possibility that securities with stated interest rates may have the principal prepaid earlier than expected, which may occur when interest rates decline. Prepayment may expose an Underlying Fund, and thus the Portfolio, to a lower rate of return upon reinvestment of principal.

Investments in mortgage-backed securities are made based upon, among other things, expectations regarding the rate of prepayments on the underlying loans. Rates of prepayment faster or slower than expected by the Manager could reduce an Underlying Fund’s yield, increase the volatility of the Underlying Fund and/or cause a decline in net asset value. Mortgage-backed securities are also subject to extension risk, which is the risk that the issuer of such a security pays back the principal of an obligation later than expected, which may occur when interest rates rise. This may have an adverse effect on returns, as the value of the security decreases when principal payments are made later than expected. In addition, an Underlying Fund may be prevented from investing proceeds it would otherwise have received at a given time at the higher prevailing interest rates. Certain mortgage-backed securities may be more volatile and less liquid than other traditional types of debt securities. In addition, an unexpectedly high rate of defaults on the mortgages held by a mortgage pool may adversely affect the value of a mortgage-backed security and could result in losses to an Underlying Fund. The risk of such defaults is generally higher in the case of mortgage pools that include subprime mortgages.

Common Stock Risk. Certain Underlying Funds invest in equity securities (such as common stock) that are more volatile and carry more risks than other forms of investment. In general, stock values fluctuate in response to activities specific to the company as well as general market, economic and political conditions. Stock prices can fluctuate widely in response to these factors. Common stockholders are subordinate to debt or preferred stockholders in a company’s capital structure in terms of priority to corporate income and liquidation payments and, therefore, will be subject to greater credit risk than preferred stock or debt instruments.

Foreign Securities Risk. Certain Underlying Funds invest in foreign securities. An Underlying Fund’s investments in foreign securities (including depositary receipts) involve risks in addition to the risks associated with domestic securities. One additional risk is currency risk. While the price of Underlying Fund shares is quoted in U.S. dollars, an Underlying Fund generally converts U.S. dollars to a foreign market’s local currency to purchase a security in that market. If the value of that local currency falls relative to the U.S. dollar, the U.S. dollar value of the foreign security will decrease.

This is true even if the foreign security’s local price remains unchanged. Foreign securities also have risks related to economic and political developments abroad, including expropriations, confiscatory taxation, exchange control regulation, limitations on the use or transfer of Underlying Fund assets and any effects of foreign social, economic or political instability. In particular, adverse political or economic developments in a geographic region or a particular country in which an Underlying Fund invests could cause a substantial decline in the value of its portfolio securities. Certain foreign markets may rely heavily on particular industries or foreign capital and are more vulnerable to diplomatic developments, the imposition of economic sanctions against a particular country or countries, organizations, entities and/or individuals, changes in international trading patterns, trade barriers and other protectionist or retaliatory measures. Economic sanctions could, among other things, effectively restrict or eliminate an Underlying Fund’s ability to purchase or sell securities or groups of securities for a substantial period of time. International trade barriers or economic sanctions against foreign countries, organizations, entities and/or individuals, may adversely affect an Underlying Fund’s foreign holdings or exposures. Investments in foreign markets may also be adversely affected by governmental actions such as the imposition of capital controls, nationalization of companies or industries, expropriation of assets, or the imposition of punitive taxes. Governmental actions can have a significant effect on the economic conditions in foreign countries, which also may adversely affect the value and liquidity of an Underlying Fund’s investments. For example, the governments of certain countries may prohibit or impose substantial restrictions on foreign investing in their capital markets or in certain sectors or industries. In addition, a foreign government may limit or cause delay in the convertibility or repatriation of its currency which would adversely affect the U.S. dollar value and/or liquidity of investments denominated in that currency. Any of these actions could severely affect security prices, impair an Underlying Fund’s ability to purchase or sell foreign securities or transfer an Underlying Fund’s assets back into the United States, or otherwise adversely affect the Underlying Fund’s operations. Certain foreign investments may become less liquid in response to market developments or adverse investor perceptions, or become illiquid after purchase by an Underlying Fund, particularly during periods of market turmoil.

Certain foreign investments may become illiquid when, for instance, there are few, if any, interested buyers and sellers or when dealers are unwilling to make a market for certain securities. When an Underlying Fund holds illiquid investments, its portfolio may be harder to value, especially in changing markets. Foreign companies, in general, are not subject to the regulatory requirements of U.S. companies and, as such, there may be less publicly available information about these companies. Moreover, foreign accounting, auditing and financial reporting standards generally are different from those applicable to U.S. companies. Finally, in the event of a default of any foreign debt obligations, it may be more difficult for an Underlying Fund to obtain or enforce a judgment against the issuers of the securities. Furthermore, foreign exchanges and broker-dealers are generally subject to less government and exchange scrutiny and regulation than their U.S. counterparts. In addition, differences in clearance and settlement procedures in foreign markets may cause delays in settlements of an Underlying Fund’s trades effected in those markets.

Depositary receipts involve substantially identical risks associated with direct investments in foreign securities. Issuers of the foreign security represented by a depositary receipt, particularly unsponsored or unregistered depositary receipts, may not be obligated to disclose material information in the U.S. or to pass through to holders of such receipts voting rights with respect to the deposited securities.

Compared to the United States and other developed countries, developing or emerging countries may have relatively unstable governments, economies based on only a few industries and securities markets that trade a small number of securities. Prices of these securities tend to be especially volatile and, in the past, securities in these countries have been characterized by greater potential loss (as well as gain) than securities of companies located in developed countries.

Issuer-Specific Risk. The price of an individual security or particular type of security can be more volatile than the market as a whole and can fluctuate differently than the market as a whole. An individual issuer’s securities can rise or fall dramatically with little or no warning based upon such things as a better (or worse) than expected earnings report, news about the development of a promising product, or the loss of key management personnel. There is also a risk that the price of a security may never reach the level that an Adviser believes is representative of its full value or that it may even go down in price.

Convertible Securities Risk. Certain Underlying Funds invest in convertible securities. An Underlying Fund’s investments in convertible securities subject the Underlying Fund to the risks associated with both fixed-income securities and common stocks. To the extent that a convertible security’s investment value is greater than its conversion value, its price will be likely to increase when interest rates fall and decrease when interest rates rise, as with a fixed-income security. If the conversion value exceeds the investment value, the price of the convertible security will tend to fluctuate directly with the price of the underlying equity security.

Preferred Stock Risk. Certain Underlying Funds invest in preferred stock. Preferred stocks involve credit risk and certain other risks. Certain preferred stocks contain provisions that allow an issuer under certain conditions to skip distributions (in the case of “non-cumulative” preferred stocks) or defer distributions (in the case of “cumulative” preferred stocks). If an Underlying Fund owns a preferred stock on which distributions are deferred, the Underlying Fund may nevertheless be required to report income for tax purposes while it is not receiving distributions on that security. Preferred stocks are subordinated to bonds and other debt instruments in a company’s capital structure in terms of priority to corporate income and liquidation payments, and therefore will be subject to greater credit risk than those debt instruments.

Warrants Risk. Certain Underlying Funds invest in warrants. The holder of a warrant has the right to purchase a given number of shares of a particular issuer at a specified price until expiration of the warrant. Such investments can provide a greater potential for profit or loss than an equivalent investment in the underlying security. Prices of warrants do not necessarily move in tandem with the prices of the underlying securities, and are speculative investments. Warrants pay no dividends and confer no rights other than a purchase option. If a warrant is not exercised by the date of its expiration, an Underlying Fund will lose its entire investment in such warrant.

Liquidity Risk. The Portfolio and/or an Underlying Fund may hold illiquid securities that it is unable to sell at the preferred time or price and could lose its entire investment in such securities. Investments with an active trading market or that the Manager otherwise deems liquid could become illiquid before the Portfolio can exit its positions. The liquidity of the Portfolio’s assets may change over time.

Small and Medium Capitalization Companies Risk. An Underlying Fund may invest in small and medium capitalization companies. Investing in medium and small capitalization companies may involve more risk than is usually associated with investing in larger, more established companies. There is typically less publicly available information concerning small and medium capitalization companies than for larger, more established companies. Some small and medium capitalization companies have limited product lines, distribution channels and financial and managerial resources and tend to concentrate on fewer geographical markets than do larger companies. Also, because small and medium capitalization companies normally have fewer shares outstanding than larger companies and trade less frequently, it may be more difficult for the Portfolio to buy and sell significant amounts of shares without an unfavorable impact on prevailing market prices.

Sector Concentration Risk. Sector concentration risk is the possibility that securities within the same sector will decline in price due to sector-specific market or economic developments. To the extent the Portfolio invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors. Additionally, some sectors (for example, the financial services and energy sectors, among others) could be subject to greater government regulation than other sectors. Therefore, changes in regulatory policies for those sectors may have a material effect on the value of securities issued by companies in those sectors.

Derivatives Risk. Certain Underlying Funds may invest in derivatives. A derivative is an investment whose value depends on (or is derived from) the value of an underlying asset (including an underlying security), reference rate or index. Derivatives may be used as a substitute for purchasing the underlying asset or as a hedge to reduce exposure to risks. The derivatives in which the Portfolio or an Underlying Fund may invest include options, futures and swaps. Derivatives may be volatile and some derivatives have the potential for loss that is greater than the Underlying Fund’s initial investment. Many derivatives are entered into over-the-counter or OTC (not on an exchange or contract market) and may be more difficult to purchase, sell or value than more traditional investments, such as stocks or bonds, because there may be fewer purchasers or sellers of the derivative instrument or the derivative instrument may require participants entering into offsetting transactions rather than making or taking delivery. An Underlying Fund may also lose money on a derivative if the counterparty (issuer) fails to pay the amount due. If a counterparty to an OTC derivative were to default on its obligations, the Underlying Fund’s contractual remedies against such counterparty may be subject to bankruptcy and insolvency laws, which could affect the Underlying Fund’s rights as a creditor (e.g., the Underlying Fund may not receive the amount of payments that it is contractually entitled to receive).

An Underlying Fund may also lose money on a derivative if the underlying asset on which the derivative is based, or the derivative itself, does not perform as an Adviser anticipated. The Underlying Fund may incur higher taxes as a result of its investing in derivatives.

Compared to other types of investments, derivatives may be less tax efficient. The use of certain derivatives may cause the Underlying Fund, and thus the Portfolio, to realize higher amounts of ordinary income or short-term capital gains, distributions from which are taxable to individual shareholders at ordinary income tax rates rather than at the more favorable tax rates for long-term capital gain.

In addition, changes in government regulation of derivative instruments could affect the character, timing and amount of the Underlying Fund’s taxable income or gains, and may limit or prevent the Underlying Fund, and thus the Portfolio, from using certain types of derivative instruments as a part of its investment strategy, which could make the investment strategy more costly to implement or require the Portfolio to change its investment strategy. An Underlying Fund’s use of derivatives also may be limited by the requirements for taxation of the Underlying Fund as a regulated investment company.

Manager Risk. The performance of the Portfolio also will depend on whether the Manager is successful in pursuing the Portfolio’s investment strategy.

Shares of the Portfolio are not bank deposits and are not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency.

Performance:

Because the Portfolio does not yet have a full calendar year of operations, it does not disclose any performance information in this Prospectus. Once available, you may obtain the Portfolio’s updated performance information by calling toll free 1-800-807-FUND or by visiting www.saratogacap.com.

Moderately Aggressive Balanced Allocation Portfolio
PORTFOLIO SUMMARY: MODERATELY AGGRESSIVE BALANCED ALLOCATION PORTFOLIO
Investment Objective:
The Moderately Aggressive Balanced Allocation Portfolio seeks total return consisting of capital appreciation and income.
Fees and Expenses of the Portfolio.

This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in The Saratoga Advantage Trust Portfolios. More information about these and other discounts is available from your financial professional and under “Shareholder Information – Reduced Sales Charge” on page 103 of the Portfolio’s Prospectus. In addition, Appendix A attached to this Prospectus contains information regarding financial intermediary-specific sales charge waivers and discounts.

SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees	Moderately Aggressive Balanced Allocation Portfolio Class A USD ($)
Maximum Sales Charge on Purchases of Shares (as a % of offering price)	5.75%
Sales Charge on Reinvested Dividends (as a % of offering price)	none
Maximum Contingent Deferred Sales Charge (as a % of offering price)	none
Redemption Fee on Shares Held 30 days or Less (as a % of amount redeemed)	2.00%
Exchange Fee	none

ANNUAL PORTFOLIO OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Moderately Aggressive Balanced Allocation Portfolio Class A
Management Fees	0.90%
Distribution and/or Service Rule 12b-1 Fees	0.25%
Other Expenses	2.21%
Acquired Fund Fees and Expenses	0.67%	[1]
Total Annual Portfolio Operating Expenses (before Expense Waiver/Reimbursement)	4.03%
Expense Waiver/Reimbursement	(2.32%)
Total Annual Portfolio Operating Expenses (after Expense Waiver/Reimbursement)	1.71%	[2]
[1]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. These Acquired Fund Fees and Expenses are not considered in the calculation of the expense cap (defined below). The Total Annual Portfolio Operating Expenses in the above fee table will not correlate to the expense ratio in the Portfolio's financial statements because the financial statements will include only the direct operating expenses incurred by the Portfolio, not the indirect costs of investing in other investment companies ("Acquired Funds").
[2]	Pursuant to an operating expense limitation agreement between the Manager and the Portfolio, the Manager has agreed to waive its fees and/or absorb expenses of the Portfolio to ensure that Total Annual Portfolio Operating Expenses (excluding front end and contingent deferred sales loads, leverage, interest and tax expenses, dividends and interest on short positions, brokerage commissions, expenses incurred in connection with any merger, reorganization or liquidation, extraordinary or non-routine expenses and Acquired Fund Fees and Expenses) for the Portfolio do not exceed 1.04% of the Portfolio's average net assets for Class A shares through December 31, 2019 (the "Expense Cap"). This operating expense limitation agreement can be terminated during its term only by, or with the consent of, the Trust's Board of Trustees. The Manager is permitted to seek reimbursement from the Portfolio, subject to limitations, for management fees waived and Portfolio expenses it paid within three (3) years of the end of the fiscal year in which such management fees were waived or expenses paid, as long as the reimbursement does not cause the Portfolio's operating expenses to exceed (i) the expense cap in place at the time the fees were waived or the expenses were incurred; or (ii) the current Expense Cap, whichever is less.

Example.
This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.
The example assumes that you invest $10,000 in the Portfolio for the time periods indicated. This example also assumes that your investment has a 5% return each year, and the Portfolio’s operating expenses remain the same and reflect the contractual expense waiver in place for the first year . Although your actual costs may be higher or lower, based on these assumptions, your costs, if you held or sold your shares, at the end of each period would be:
Expense Example	One Year	Three Years	Five Years	Ten Years
Moderately Aggressive Balanced Allocation Portfolio | Class A | USD ($)	739	1,531	2,339	4,428

The above Example reflects applicable contractual fee waiver/expense reimbursement arrangements for the duration of the arrangements only.
Portfolio Turnover.

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs, which must be borne by the Portfolio and its shareholders and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in Total Annual Portfolio Operating Expenses or in the example, affect the Portfolio’s performance. During the period December 29, 2017 (inception of the Portfolio) through the fiscal year ended August 31, 2018, the Portfolio had no portfolio turnover.

Principal Investment Strategies:

The Portfolio is a “fund of funds.” The Portfolio’s main investment strategy is to invest in other Saratoga Advantage Trust mutual funds (the “Saratoga Funds”) and/or unaffiliated registered investment companies and exchange-traded funds (“ETFs”) (together with the Saratoga Funds, the “Underlying Funds”).

The Portfolio’s manager, Saratoga Capital Management, LLC (the “Manager”) allocates the Portfolio’s investments in Underlying Funds based on a propriety asset allocation model developed by the Manager (the “SaratogaSHARP® model”). Consistent with the SaratogaSHARP® model, the Manager allocates the Portfolio’s investments based on an analysis of capital markets that includes an examination of current economic conditions, historical asset class behavior and current market assumptions. In constructing the Portfolio, the Manager typically allocates assets among asset classes in the following investment categories: core equity, sector equity, fixed income, money market and alternative investments . The target allocations are: approximately 45%-65% of the Portfolio’s assets to core equity investments; 5.5%-15.5% to sector equity investments; 2.5%-12.5% to fixed income investments; 7%-17% to money market investments; and 10%-20% to alternative investments. The Portfolio will invest in equity, fixed income and alternative instruments through its investments in the Underlying Funds. The Manager regularly evaluates how individual economic sectors and statistics are effecting the general economy and markets in order to develop the asset allocation parameters. Accordingly, asset allocation parameters may vary widely over time in response to changing market and/or economic conditions.

The sectors in which the Portfolio typically invests include: health and biotechnology, technology and communications, financial services, energy and basic materials and global real estate.

Principal Investment Risks:

There is no assurance that the Portfolio will achieve its investment objective. The Portfolio share price will fluctuate with changes in the market value of its portfolio securities. When you sell your Portfolio shares, they may be worth less than what you paid for them and, accordingly, you can lose money investing in this Portfolio.

Investments in Mutual Funds Risk. The Portfolio invests in Underlying Funds as a primary strategy, so the Portfolio’s investment performance and risks are directly related to the performance and risks of the Underlying Funds. Shareholders will indirectly bear the expenses charged by the Underlying Funds. Because the Manager or its affiliates provide services to and receive fees, including supervision fees, from some of the Saratoga Funds, the Portfolio’s investments in some of the Underlying Funds benefit the Manager and/or its affiliates. In addition, the Portfolio may hold a significant percentage of the shares of an Underlying Fund. As a result, the Portfolio’s investments in an Underlying Fund may create a conflict of interest.

Exchange-Traded Funds Risk. Shares of ETFs have many of the same risks as direct investments in common stocks or bonds. In addition, their market value is expected to rise and fall as the value of the underlying index or other assets rises and falls. The market value of their shares may differ from the net asset value of the particular fund.

As a shareholder in an ETF (as with other investment companies), the Portfolio would bear its ratable share of that entity’s expenses in addition to its own fees and expenses. In addition, investments in an ETF are subject to, among other risks, the risk that the ETF’s shares may trade at a discount or premium relative to the net asset value of the shares, especially during periods of market volatility or stress, causing investors to pay significantly more or less than the value of the ETF’s underlying portfolio, and the listing exchange may halt trading of the ETF’s shares.

Investment and Market Risk. An investment in the Portfolio’s common shares is subject to investment risk, including the possible loss of the entire principal amount invested. An investment in the Portfolio’s common shares represents an indirect investment in the securities owned by the Underlying Funds, which are generally traded on a securities exchange or in the over-the-counter markets. The value of these securities, like other market investments, may move up or down, sometimes rapidly and unpredictably. The Portfolio’s common shares at any point in time may be worth less than the original investment, even after taking into account any reinvestment of dividends and distributions.

Fixed-Income Securities Risk. Certain Underlying Funds invest in fixed-income securities. All fixed-income securities are subject to two types of risk: credit risk and interest rate risk. Credit risk refers to the possibility that the issuer of a security will be unable to make interest payments and/or repay the principal on its debt. Interest rate risk refers to fluctuations in the value of a fixed-income security resulting from changes in the general level of interest rates.

When the general level of interest rates goes up, the prices of most fixed-income securities go down. When the general level of interest rates goes down, the prices of most fixed-income securities go up. (Zero coupon securities are typically subject to greater price fluctuations than comparable securities that pay current interest.) Long-term fixed-income securities will rise and fall in response to interest rate changes to a greater extent than short-term securities. Given that the Federal Reserve has been raising interest rates, the Portfolio may face a heightened level of interest rate risk.

Some of the Underlying Funds invest in securities issued or guaranteed by the U.S. government or its agencies and instrumentalities (such as securities issued by the Government National Mortgage Association (Ginnie Mae), the Federal National Mortgage Association (Fannie Mae) or the Federal Home Loan Mortgage Corporation (Freddie Mac)). Securities, such as those issued or guaranteed by Ginnie Mae or the U.S. Treasury, that are backed by the full faith and credit of the United States are guaranteed only as to the timely payment of interest and principal when held to maturity. Notwithstanding that these securities are backed by the full faith and credit of the United States, circumstances could arise that would prevent the payment of principal and interest. Securities issued by U.S. government related organizations, such as Fannie Mae and Freddie Mac, are not backed by the full faith and credit of the U.S. government and no assurance can be given that the U.S. government will provide financial support. Therefore, U.S. government-related organizations may not have the funds to meet their payment obligations in the future.

Alternative Investment Risk. Alternative investment strategies, which may include, but are not limited to, investing in or having exposure to real estate, commodities, foreign currency, natural resources, MLP and other non-traditional investments, or following event-driven, macro, long-short, market neutral, merger arbitrage, or other tactical investment strategies, may involve complex security types or transactions and/or focus on narrow segments of the market, which may increase and/or magnify the overall risks and volatility associated with these strategies.

Mortgage-Backed Securities and Prepayment Risk. Certain Underlying Funds invest in mortgage-backed securities. Mortgage-backed securities, such as mortgage pass-through securities, have different risk characteristics than traditional debt securities. For example, principal is paid back over the life of the security rather than at maturity. Although the value of fixed-income securities generally increases during periods of falling interest rates and decreases during periods of rising interest rates, this is not always the case with mortgage-backed securities. This is due to the fact that the borrower’s payments may be prepaid at any time as well as other factors. Generally, prepayments will increase during a period of falling interest rates and decrease during a period of rising interest rates. The rate of prepayments also may be influenced by economic and other factors. Prepayment risk includes the possibility that securities with stated interest rates may have the principal prepaid earlier than expected, which may occur when interest rates decline. Prepayment may expose an Underlying Fund, and thus the Portfolio, to a lower rate of return upon reinvestment of principal.

Investments in mortgage-backed securities are made based upon, among other things, expectations regarding the rate of prepayments on the underlying loans. Rates of prepayment faster or slower than expected by the Manager could reduce an Underlying Fund’s yield, increase the volatility of the Underlying Fund and/or cause a decline in net asset value. Mortgage-backed securities are also subject to extension risk, which is the risk that the issuer of such a security pays back the principal of an obligation later than expected, which may occur when interest rates rise. This may have an adverse effect on returns, as the value of the security decreases when principal payments are made later than expected. In addition, an Underlying Fund may be prevented from investing proceeds it would otherwise have received at a given time at the higher prevailing interest rates. Certain mortgage-backed securities may be more volatile and less liquid than other traditional types of debt securities. In addition, an unexpectedly high rate of defaults on the mortgages held by a mortgage pool may adversely affect the value of a mortgage-backed security and could result in losses to an Underlying Fund. The risk of such defaults is generally higher in the case of mortgage pools that include subprime mortgages.

Common Stock Risk. Certain Underlying Funds invest in equity securities (such as common stock) that are more volatile and carry more risks than other forms of investment. In general, stock values fluctuate in response to activities specific to the company as well as general market, economic and political conditions. Stock prices can fluctuate widely in response to these factors. Common stockholders are subordinate to debt or preferred stockholders in a company’s capital structure in terms of priority to corporate income and liquidation payments and, therefore, will be subject to greater credit risk than preferred stock or debt instruments.

Foreign Securities Risk. Certain Underlying Funds invest in foreign securities. An Underlying Fund’s investments in foreign securities (including depositary receipts) involve risks in addition to the risks associated with domestic securities. One additional risk is currency risk. While the price of Underlying Fund shares is quoted in U.S. dollars, an Underlying Fund generally converts U.S. dollars to a foreign market’s local currency to purchase a security in that market. If the value of that local currency falls relative to the U.S. dollar, the U.S. dollar value of the foreign security will decrease. This is true even if the foreign security’s local price remains unchanged.

Foreign securities also have risks related to economic and political developments abroad, including expropriations, confiscatory taxation, exchange control regulation, limitations on the use or transfer of Underlying Fund assets and any effects of foreign social, economic or political instability. In particular, adverse political or economic developments in a geographic region or a particular country in which an Underlying Fund invests could cause a substantial decline in the value of its portfolio securities. Certain foreign markets may rely heavily on particular industries or foreign capital and are more vulnerable to diplomatic developments, the imposition of economic sanctions against a particular country or countries, organizations, entities and/or individuals, changes in international trading patterns, trade barriers and other protectionist or retaliatory measures. Economic sanctions could, among other things, effectively restrict or eliminate an Underlying Fund’s ability to purchase or sell securities or groups of securities for a substantial period of time. International trade barriers or economic sanctions against foreign countries, organizations, entities and/or individuals, may adversely affect an Underlying Fund’s foreign holdings or exposures. Investments in foreign markets may also be adversely affected by governmental actions such as the imposition of capital controls, nationalization of companies or industries, expropriation of assets, or the imposition of punitive taxes. Governmental actions can have a significant effect on the economic conditions in foreign countries, which also may adversely affect the value and liquidity of an Underlying Fund’s investments. For example, the governments of certain countries may prohibit or impose substantial restrictions on foreign investing in their capital markets or in certain sectors or industries. In addition, a foreign government may limit or cause delay in the convertibility or repatriation of its currency which would adversely affect the U.S. dollar value and/or liquidity of investments denominated in that currency. Any of these actions could severely affect security prices, impair an Underlying Fund’s ability to purchase or sell foreign securities or transfer an Underlying Fund’s assets back into the United States, or otherwise adversely affect the Underlying Fund’s operations. Certain foreign investments may become less liquid in response to market developments or adverse investor perceptions, or become illiquid after purchase by an Underlying Fund, particularly during periods of market turmoil.

Certain foreign investments may become illiquid when, for instance, there are few, if any, interested buyers and sellers or when dealers are unwilling to make a market for certain securities. When an Underlying Fund holds illiquid investments, its portfolio may be harder to value, especially in changing markets. Foreign companies, in general, are not subject to the regulatory requirements of U.S. companies and, as such, there may be less publicly available information about these companies. Moreover, foreign accounting, auditing and financial reporting standards generally are different from those applicable to U.S. companies. Finally, in the event of a default of any foreign debt obligations, it may be more difficult for an Underlying Fund to obtain or enforce a judgment against the issuers of the securities. Furthermore, foreign exchanges and broker-dealers are generally subject to less government and exchange scrutiny and regulation than their U.S. counterparts. In addition, differences in clearance and settlement procedures in foreign markets may cause delays in settlements of an Underlying Fund’s trades effected in those markets.

Depositary receipts involve substantially identical risks associated with direct investments in foreign securities. Issuers of the foreign security represented by a depositary receipt, particularly unsponsored or unregistered depositary receipts, may not be obligated to disclose material information in the U.S. or to pass through to holders of such receipts voting rights with respect to the deposited securities.

Compared to the United States and other developed countries, developing or emerging countries may have relatively unstable governments, economies based on only a few industries and securities markets that trade a small number of securities. Prices of these securities tend to be especially volatile and, in the past, securities in these countries have been characterized by greater potential loss (as well as gain) than securities of companies located in developed countries.

Issuer-Specific Risk. The price of an individual security or particular type of security can be more volatile than the market as a whole and can fluctuate differently than the market as a whole. An individual issuer’s securities can rise or fall dramatically with little or no warning based upon such things as a better (or worse) than expected earnings report, news about the development of a promising product, or the loss of key management personnel. There is also a risk that the price of a security may never reach the level that an Adviser believes is representative of its full value or that it may even go down in price.

Convertible Securities Risk. Certain Underlying Funds invest in convertible securities. An Underlying Fund’s investments in convertible securities subject the Underlying Fund to the risks associated with both fixed-income securities and common stocks. To the extent that a convertible security’s investment value is greater than its conversion value, its price will be likely to increase when interest rates fall and decrease when interest rates rise, as with a fixed-income security. If the conversion value exceeds the investment value, the price of the convertible security will tend to fluctuate directly with the price of the underlying equity security.

Preferred Stock Risk. Certain Underlying Funds invest in preferred stock. Preferred stocks involve credit risk and certain other risks. Certain preferred stocks contain provisions that allow an issuer under certain conditions to skip distributions (in the case of “non-cumulative” preferred stocks) or defer distributions (in the case of “cumulative” preferred stocks). If an Underlying Fund owns a preferred stock on which distributions are deferred, the Underlying Fund may nevertheless be required to report income for tax purposes while it is not receiving distributions on that security. Preferred stocks are subordinated to bonds and other debt instruments in a company’s capital structure in terms of priority to corporate income and liquidation payments, and therefore will be subject to greater credit risk than those debt instruments.

Warrants Risk. Certain Underlying Funds invest in warrants. The holder of a warrant has the right to purchase a given number of shares of a particular issuer at a specified price until expiration of the warrant. Such investments can provide a greater potential for profit or loss than an equivalent investment in the underlying security. Prices of warrants do not necessarily move in tandem with the prices of the underlying securities, and are speculative investments. Warrants pay no dividends and confer no rights other than a purchase option. If a warrant is not exercised by the date of its expiration, an Underlying Fund will lose its entire investment in such warrant.

Liquidity Risk. The Portfolio and/or an Underlying Fund may hold illiquid securities that it is unable to sell at the preferred time or price and could lose its entire investment in such securities. Investments with an active trading market or that the Manager otherwise deems liquid could become illiquid before the Portfolio can exit its positions. The liquidity of the Portfolio’s assets may change over time.

Small and Medium Capitalization Companies Risk. An Underlying Fund may invest in small and medium capitalization companies. Investing in medium and small capitalization companies may involve more risk than is usually associated with investing in larger, more established companies. There is typically less publicly available information concerning small and medium capitalization companies than for larger, more established companies. Some small and medium capitalization companies have limited product lines, distribution channels and financial and managerial resources and tend to concentrate on fewer geographical markets than do larger companies. Also, because small and medium capitalization companies normally have fewer shares outstanding than larger companies and trade less frequently, it may be more difficult for the Portfolio to buy and sell significant amounts of shares without an unfavorable impact on prevailing market prices.

Sector Concentration Risk. Sector concentration risk is the possibility that securities within the same sector will decline in price due to sector-specific market or economic developments. To the extent the Portfolio invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors. Additionally, some sectors (for example, the financial services and energy sectors, among others) could be subject to greater government regulation than other sectors. Therefore, changes in regulatory policies for those sectors may have a material effect on the value of securities issued by companies in those sectors.

Derivatives Risk. Certain Underlying Funds may invest in derivatives. A derivative is an investment whose value depends on (or is derived from) the value of an underlying asset (including an underlying security), reference rate or index. Derivatives may be used as a substitute for purchasing the underlying asset or as a hedge to reduce exposure to risks. The derivatives in which the Portfolio or an Underlying Fund may invest include options, futures and swaps. Derivatives may be volatile and some derivatives have the potential for loss that is greater than the Underlying Fund’s initial investment. Many derivatives are entered into over-the-counter or OTC (not on an exchange or contract market) and may be more difficult to purchase, sell or value than more traditional investments, such as stocks or bonds, because there may be fewer purchasers or sellers of the derivative instrument or the derivative instrument may require participants entering into offsetting transactions rather than making or taking delivery. An Underlying Fund may also lose money on a derivative if the counterparty (issuer) fails to pay the amount due. If a counterparty to an OTC derivative were to default on its obligations, the Underlying Fund’s contractual remedies against such counterparty may be subject to bankruptcy and insolvency laws, which could affect the Underlying Fund’s rights as a creditor (e.g., the Underlying Fund may not receive the amount of payments that it is contractually entitled to receive).

An Underlying Fund may also lose money on a derivative if the underlying asset on which the derivative is based, or the derivative itself, does not perform as an Adviser anticipated. The Underlying Fund may incur higher taxes as a result of its investing in derivatives.

Compared to other types of investments, derivatives may be less tax efficient. The use of certain derivatives may cause the Underlying Fund, and thus the Portfolio, to realize higher amounts of ordinary income or short-term capital gains, distributions from which are taxable to individual shareholders at ordinary income tax rates rather than at the more favorable tax rates for long-term capital gain.

In addition, changes in government regulation of derivative instruments could affect the character, timing and amount of the Underlying Fund’s taxable income or gains, and may limit or prevent the Underlying Fund, and thus the Portfolio, from using certain types of derivative instruments as a part of its investment strategy, which could make the investment strategy more costly to implement or require the Portfolio to change its investment strategy. An Underlying Fund’s use of derivatives also may be limited by the requirements for taxation of the Underlying Fund as a regulated investment company.

Manager Risk. The performance of the Portfolio also will depend on whether the Manager is successful in pursuing the Portfolio’s investment strategy.

Shares of the Portfolio are not bank deposits and are not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency.

Performance:

Because the Portfolio does not yet have a full calendar year of operations, it does not disclose any performance information in this Prospectus. Once available, you may obtain the Portfolio’s updated performance information by calling toll free 1-800-807-FUND or by visiting www.saratogacap.com.

Aggressive Balanced Allocation Portfolio
PORTFOLIO SUMMARY: AGGRESSIVE BALANCED ALLOCATION PORTFOLIO
Investment Objective:
The Aggressive Balanced Allocation Portfolio seeks total return consisting of capital appreciation and income.
Fees and Expenses of the Portfolio.

This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in The Saratoga Advantage Trust Portfolios. More information about these and other discounts is available from your financial professional and under “Shareholder Information – Reduced Sales Charge” on page 103 of the Portfolio’s Prospectus. In addition, Appendix A attached to this Prospectus contains information regarding financial intermediary-specific sales charge waivers and discounts.

SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees	Aggressive Balanced Allocation Portfolio Class A USD ($)
Maximum Sales Charge on Purchases of Shares (as a % of offering price)	5.75%
Sales Charge on Reinvested Dividends (as a % of offering price)	none
Maximum Contingent Deferred Sales Charge (as a % of offering price)	none
Redemption Fee on Shares Held 30 days or Less (as a % of amount redeemed)	2.00%
Exchange Fee	none

ANNUAL PORTFOLIO OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Aggressive Balanced Allocation Portfolio Class A
Management Fees	0.90%
Distribution and/or Service Rule 12b-1 Fees	0.25%
Other Expenses	2.25%
Acquired Fund Fees and Expenses	0.64%	[1]
Total Annual Portfolio Operating Expenses (before Expense Waiver/Reimbursement)	4.04%
Expense Waiver/Reimbursement	(2.36%)
Total Annual Portfolio Operating Expenses (after Expense Waiver/Reimbursement)	1.68%	[2]
[1]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. These Acquired Fund Fees and Expenses are not considered in the calculation of the expense cap (defined below). The Total Annual Portfolio Operating Expenses in the above fee table will not correlate to the expense ratio in the Portfolio's financial statements because the financial statements will include only the direct operating expenses incurred by the Portfolio, not the indirect costs of investing in other investment companies ("Acquired Funds").
[2]	Pursuant to an operating expense limitation agreement between the Manager and the Portfolio, the Manager has agreed to waive its fees and/or absorb expenses of the Portfolio to ensure that Total Annual Portfolio Operating Expenses (excluding front end and contingent deferred sales loads, leverage, interest and tax expenses, dividends and interest on short positions, brokerage commissions, expenses incurred in connection with any merger, reorganization or liquidation, extraordinary or non-routine expenses and Acquired Fund Fees and Expenses) for the Portfolio do not exceed 1.04% of the Portfolio's average net assets for Class A shares through December 31, 2019 (the "Expense Cap"). This operating expense limitation agreement can be terminated during its term only by, or with the consent of, the Trust's Board of Trustees. The Manager is permitted to seek reimbursement from the Portfolio, subject to limitations, for management fees waived and Portfolio expenses it paid within three (3) years of the end of the fiscal year in which such management fees were waived or expenses paid, as long as the reimbursement does not cause the Portfolio's operating expenses to exceed (i) the expense cap in place at the time the fees were waived or the expenses were incurred; or (ii) the current Expense Cap, whichever is less.

Example.
This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.
The example assumes that you invest $10,000 in the Portfolio for the time periods indicated. This example also assumes that your investment has a 5% return each year, and the Portfolio’s operating expenses remain the same and reflect the contractual expense waiver in place for the first year . Although your actual costs may be higher or lower, based on these assumptions, your costs, if you held or sold your shares, at the end of each period would be:
Expense Example	One Year	Three Years	Five Years	Ten Years
Aggressive Balanced Allocation Portfolio | Class A | USD ($)	736	1,530	2,340	4,433

The above Example reflects applicable contractual fee waiver/expense reimbursement arrangements for the duration of the arrangements only.
Portfolio Turnover.

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs, which must be borne by the Portfolio and its shareholders and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in Total Annual Portfolio Operating Expenses or in the example, affect the Portfolio’s performance. During the period December 29, 2017 (inception of the Portfolio) through the fiscal year ended August 31, 2018, the Portfolio’s portfolio turnover rate was 8% of the average value of its portfolio.

Principal Investment Strategies:

The Portfolio is a “fund of funds.” The Portfolio’s main investment strategy is to invest in other Saratoga Advantage Trust mutual funds (the “Saratoga Funds”) and/or unaffiliated registered investment companies and exchange-traded funds (“ETFs”) (together with the Saratoga Funds, the “Underlying Funds”).

The Portfolio’s manager, Saratoga Capital Management, LLC (the “Manager”) allocates the Portfolio’s investments in Underlying Funds based on a propriety asset allocation model developed by the Manager (the “SaratogaSHARP® model”). Consistent with the SaratogaSHARP® model, the Manager allocates the Portfolio’s investments based on an analysis of capital markets that includes an examination of current economic conditions, historical asset class behavior and current market assumptions. In constructing the Portfolio, the Manager typically allocates assets among asset classes in the following investment categories: core equity, sector equity, fixed income, money market and alternative investments . The target allocations are: approximately 44.25%-64.25% of the Portfolio’s assets to core equity investments; 8.75%-18.75% to sector equity investments; 2%-10% to fixed income investments; 5%-15% to money market investments; and 11%-21% to alternative investments. The Portfolio will invest in equity, fixed income and alternative instruments through its investments in the Underlying Funds. The Manager regularly evaluates how individual economic sectors and statistics are effecting the general economy and markets in order to develop the asset allocation parameters. Accordingly, asset allocation parameters may vary widely over time in response to changing market and/or economic conditions. Shares of the Portfolio are not bank deposits and are not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency.

The sectors in which the Portfolio typically invests include: health and biotechnology, technology and communications, financial services, energy and basic materials and global real estate.

Principal Investment Risks:

There is no assurance that the Portfolio will achieve its investment objective. The Portfolio share price will fluctuate with changes in the market value of its portfolio securities. When you sell your Portfolio shares, they may be worth less than what you paid for them and, accordingly, you can lose money investing in this Portfolio.

Investments in Mutual Funds Risk. The Portfolio invests in Underlying Funds as a primary strategy, so the Portfolio’s investment performance and risks are directly related to the performance and risks of the Underlying Funds. Shareholders will indirectly bear the expenses charged by the Underlying Funds. Because the Manager or its affiliates provide services to and receive fees, including supervision fees, from some of the Saratoga Funds, the Portfolio’s investments in some of the Underlying Funds benefit the Manager and/or its affiliates. In addition, the Portfolio may hold a significant percentage of the shares of an Underlying Fund. As a result, the Portfolio’s investments in an Underlying Fund may create a conflict of interest.

Exchange-Traded Funds Risk. Shares of ETFs have many of the same risks as direct investments in common stocks or bonds.

In addition, their market value is expected to rise and fall as the value of the underlying index or other assets rises and falls. The market value of their shares may differ from the net asset value of the particular fund. As a shareholder in an ETF (as with other investment companies), the Portfolio would bear its ratable share of that entity’s expenses in addition to its own fees and expenses. In addition, investments in an ETF are subject to, among other risks, the risk that the ETF’s shares may trade at a discount or premium relative to the net asset value of the shares, especially during periods of market volatility or stress, causing investors to pay significantly more or less than the value of the ETF’s underlying portfolio, and the listing exchange may halt trading of the ETF’s shares.

Investment and Market Risk. An investment in the Portfolio’s common shares is subject to investment risk, including the possible loss of the entire principal amount invested. An investment in the Portfolio’s common shares represents an indirect investment in the securities owned by the Underlying Funds, which are generally traded on a securities exchange or in the over-the-counter markets. The value of these securities, like other market investments, may move up or down, sometimes rapidly and unpredictably. The Portfolio’s common shares at any point in time may be worth less than the original investment, even after taking into account any reinvestment of dividends and distributions.

Fixed-Income Securities Risk. Certain Underlying Funds invest in fixed-income securities. All fixed-income securities are subject to two types of risk: credit risk and interest rate risk. Credit risk refers to the possibility that the issuer of a security will be unable to make interest payments and/or repay the principal on its debt. Interest rate risk refers to fluctuations in the value of a fixed-income security resulting from changes in the general level of interest rates. When the general level of interest rates goes up, the prices of most fixed-income securities go down. When the general level of interest rates goes down, the prices of most fixed-income securities go up. (Zero coupon securities are typically subject to greater price fluctuations than comparable securities that pay current interest.) Long-term fixed-income securities will rise and fall in response to interest rate changes to a greater extent than short-term securities. Given that the Federal Reserve has been raising interest rates, the Portfolio may face a heightened level of interest rate risk.

Some of the Underlying Funds invest in securities issued or guaranteed by the U.S. government or its agencies and instrumentalities (such as securities issued by the Government National Mortgage Association (Ginnie Mae), the Federal National Mortgage Association (Fannie Mae) or the Federal Home Loan Mortgage Corporation (Freddie Mac)). Securities, such as those issued or guaranteed by Ginnie Mae or the U.S. Treasury, that are backed by the full faith and credit of the United States are guaranteed only as to the timely payment of interest and principal when held to maturity. Notwithstanding that these securities are backed by the full faith and credit of the United States, circumstances could arise that would prevent the payment of principal and interest. Securities issued by U.S. government related organizations, such as Fannie Mae and Freddie Mac, are not backed by the full faith and credit of the U.S. government and no assurance can be given that the U.S. government will provide financial support. Therefore, U.S. government-related organizations may not have the funds to meet their payment obligations in the future.

Alternative Investment Risk. Alternative investment strategies, which may include, but are not limited to, investing in or having exposure to real estate, commodities, foreign currency, natural resources, MLP and other non-traditional investments, or following event-driven, macro, long-short, market neutral, merger arbitrage, or other tactical investment strategies, may involve complex security types or transactions and/or focus on narrow segments of the market, which may increase and/or magnify the overall risks and volatility associated with these strategies.

Mortgage-Backed Securities and Prepayment Risk. Certain Underlying Funds invest in mortgage-backed securities. Mortgage-backed securities, such as mortgage pass-through securities, have different risk characteristics than traditional debt securities. For example, principal is paid back over the life of the security rather than at maturity. Although the value of fixed-income securities generally increases during periods of falling interest rates and decreases during periods of rising interest rates, this is not always the case with mortgage-backed securities. This is due to the fact that the borrower’s payments may be prepaid at any time as well as other factors. Generally, prepayments will increase during a period of falling interest rates and decrease during a period of rising interest rates. The rate of prepayments also may be influenced by economic and other factors. Prepayment risk includes the possibility that securities with stated interest rates may have the principal prepaid earlier than expected, which may occur when interest rates decline. Prepayment may expose an Underlying Fund, and thus the Portfolio, to a lower rate of return upon reinvestment of principal.

Investments in mortgage-backed securities are made based upon, among other things, expectations regarding the rate of prepayments on the underlying loans. Rates of prepayment faster or slower than expected by the Manager could reduce an Underlying Fund’s yield, increase the volatility of the Underlying Fund and/or cause a decline in net asset value. Mortgage-backed securities are also subject to extension risk, which is the risk that the issuer of such a security pays back the principal of an obligation later than expected, which may occur when interest rates rise. This may have an adverse effect on returns, as the value of the security decreases when principal payments are made later than expected. In addition, an Underlying Fund may be prevented from investing proceeds it would otherwise have received at a given time at the higher prevailing interest rates. Certain mortgage-backed securities may be more volatile and less liquid than other traditional types of debt securities. In addition, an unexpectedly high rate of defaults on the mortgages held by a mortgage pool may adversely affect the value of a mortgage-backed security and could result in losses to an Underlying Fund. The risk of such defaults is generally higher in the case of mortgage pools that include subprime mortgages.

Common Stock Risk. Certain Underlying Funds invest in equity securities (such as common stock) that are more volatile and carry more risks than other forms of investment. In general, stock values fluctuate in response to activities specific to the company as well as general market, economic and political conditions. Stock prices can fluctuate widely in response to these factors. Common stockholders are subordinate to debt or preferred stockholders in a company’s capital structure in terms of priority to corporate income and liquidation payments and, therefore, will be subject to greater credit risk than preferred stock or debt instruments.

Foreign Securities Risk. Certain Underlying Funds invest in foreign securities. An Underlying Fund’s investments in foreign securities (including depositary receipts) involve risks in addition to the risks associated with domestic securities. One additional risk is currency risk. While the price of Underlying Fund shares is quoted in U.S. dollars, an Underlying Fund generally converts U.S. dollars to a foreign market’s local currency to purchase a security in that market. If the value of that local currency falls relative to the U.S. dollar, the U.S. dollar value of the foreign security will decrease. This is true even if the foreign security’s local price remains unchanged. Foreign securities also have risks related to economic and political developments abroad, including expropriations, confiscatory taxation, exchange control regulation, limitations on the use or transfer of Underlying Fund assets and any effects of foreign social, economic or political instability. In particular, adverse political or economic developments in a geographic region or a particular country in which an Underlying Fund invests could cause a substantial decline in the value of its portfolio securities. Certain foreign markets may rely heavily on particular industries or foreign capital and are more vulnerable to diplomatic developments, the imposition of economic sanctions against a particular country or countries, organizations, entities and/or individuals, changes in international trading patterns, trade barriers and other protectionist or retaliatory measures. Economic sanctions could, among other things, effectively restrict or eliminate an Underlying Fund’s ability to purchase or sell securities or groups of securities for a substantial period of time. International trade barriers or economic sanctions against foreign countries, organizations, entities and/or individuals, may adversely affect an Underlying Fund’s foreign holdings or exposures. Investments in foreign markets may also be adversely affected by governmental actions such as the imposition of capital controls, nationalization of companies or industries, expropriation of assets, or the imposition of punitive taxes. Governmental actions can have a significant effect on the economic conditions in foreign countries, which also may adversely affect the value and liquidity of an Underlying Fund’s investments. For example, the governments of certain countries may prohibit or impose substantial restrictions on foreign investing in their capital markets or in certain sectors or industries. In addition, a foreign government may limit or cause delay in the convertibility or repatriation of its currency which would adversely affect the U.S. dollar value and/or liquidity of investments denominated in that currency. Any of these actions could severely affect security prices, impair an Underlying Fund’s ability to purchase or sell foreign securities or transfer an Underlying Fund’s assets back into the United States, or otherwise adversely affect the Underlying Fund’s operations.

Certain foreign investments may become less liquid in response to market developments or adverse investor perceptions, or become illiquid after purchase by an Underlying Fund, particularly during periods of market turmoil. Certain foreign investments may become illiquid when, for instance, there are few, if any, interested buyers and sellers or when dealers are unwilling to make a market for certain securities. When an Underlying Fund holds illiquid investments, its portfolio may be harder to value, especially in changing markets. Foreign companies, in general, are not subject to the regulatory requirements of U.S. companies and, as such, there may be less publicly available information about these companies. Moreover, foreign accounting, auditing and financial reporting standards generally are different from those applicable to U.S. companies. Finally, in the event of a default of any foreign debt obligations, it may be more difficult for an Underlying Fund to obtain or enforce a judgment against the issuers of the securities. Furthermore, foreign exchanges and broker-dealers are generally subject to less government and exchange scrutiny and regulation than their U.S. counterparts. In addition, differences in clearance and settlement procedures in foreign markets may cause delays in settlements of an Underlying Fund’s trades effected in those markets.

Depositary receipts involve substantially identical risks associated with direct investments in foreign securities. Issuers of the foreign security represented by a depositary receipt, particularly unsponsored or unregistered depositary receipts, may not be obligated to disclose material information in the U.S. or to pass through to holders of such receipts voting rights with respect to the deposited securities.

Compared to the United States and other developed countries, developing or emerging countries may have relatively unstable governments, economies based on only a few industries and securities markets that trade a small number of securities. Prices of these securities tend to be especially volatile and, in the past, securities in these countries have been characterized by greater potential loss (as well as gain) than securities of companies located in developed countries.

Issuer-Specific Risk. The price of an individual security or particular type of security can be more volatile than the market as a whole and can fluctuate differently than the market as a whole. An individual issuer’s securities can rise or fall dramatically with little or no warning based upon such things as a better (or worse) than expected earnings report, news about the development of a promising product, or the loss of key management personnel. There is also a risk that the price of a security may never reach the level that an Adviser believes is representative of its full value or that it may even go down in price.

Convertible Securities Risk. Certain Underlying Funds invest in convertible securities. An Underlying Fund’s investments in convertible securities subject the Underlying Fund to the risks associated with both fixed-income securities and common stocks. To the extent that a convertible security’s investment value is greater than its conversion value, its price will be likely to increase when interest rates fall and decrease when interest rates rise, as with a fixed-income security. If the conversion value exceeds the investment value, the price of the convertible security will tend to fluctuate directly with the price of the underlying equity security.

Preferred Stock Risk. Certain Underlying Funds invest in preferred stock. Preferred stocks involve credit risk and certain other risks. Certain preferred stocks contain provisions that allow an issuer under certain conditions to skip distributions (in the case of “non-cumulative” preferred stocks) or defer distributions (in the case of “cumulative” preferred stocks). If an Underlying Fund owns a preferred stock on which distributions are deferred, the Underlying Fund may nevertheless be required to report income for tax purposes while it is not receiving distributions on that security. Preferred stocks are subordinated to bonds and other debt instruments in a company’s capital structure in terms of priority to corporate income and liquidation payments, and therefore will be subject to greater credit risk than those debt instruments.

Warrants Risk. Certain Underlying Funds invest in warrants. The holder of a warrant has the right to purchase a given number of shares of a particular issuer at a specified price until expiration of the warrant. Such investments can provide a greater potential for profit or loss than an equivalent investment in the underlying security. Prices of warrants do not necessarily move in tandem with the prices of the underlying securities, and are speculative investments. Warrants pay no dividends and confer no rights other than a purchase option.

If a warrant is not exercised by the date of its expiration, an Underlying Fund will lose its entire investment in such warrant.

Liquidity Risk. The Portfolio and/or an Underlying Fund may hold illiquid securities that it is unable to sell at the preferred time or price and could lose its entire investment in such securities. Investments with an active trading market or that the Manager otherwise deems liquid could become illiquid before the Portfolio can exit its positions. The liquidity of the Portfolio’s assets may change over time.

Small and Medium Capitalization Companies Risk. An Underlying Fund may invest in small and medium capitalization companies. Investing in medium and small capitalization companies may involve more risk than is usually associated with investing in larger, more established companies. There is typically less publicly available information concerning small and medium capitalization companies than for larger, more established companies. Some small and medium capitalization companies have limited product lines, distribution channels and financial and managerial resources and tend to concentrate on fewer geographical markets than do larger companies. Also, because small and medium capitalization companies normally have fewer shares outstanding than larger companies and trade less frequently, it may be more difficult for the Portfolio to buy and sell significant amounts of shares without an unfavorable impact on prevailing market prices.

Sector Concentration Risk. Sector concentration risk is the possibility that securities within the same sector will decline in price due to sector-specific market or economic developments. To the extent the Portfolio invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors. Additionally, some sectors (for example, the financial services and energy sectors, among others) could be subject to greater government regulation than other sectors. Therefore, changes in regulatory policies for those sectors may have a material effect on the value of securities issued by companies in those sectors.

Derivatives Risk. Certain Underlying Funds may invest in derivatives. A derivative is an investment whose value depends on (or is derived from) the value of an underlying asset (including an underlying security), reference rate or index. Derivatives may be used as a substitute for purchasing the underlying asset or as a hedge to reduce exposure to risks. The derivatives in which a Portfolio or an Underlying Fund may invest include options, futures and swaps. Derivatives may be volatile and some derivatives have the potential for loss that is greater than the Underlying Fund’s initial investment. Many derivatives are entered into over-the-counter or OTC (not on an exchange or contract market) and may be more difficult to purchase, sell or value than more traditional investments, such as stocks or bonds, because there may be fewer purchasers or sellers of the derivative instrument or the derivative instrument may require participants entering into offsetting transactions rather than making or taking delivery. An Underlying Fund may also lose money on a derivative if the counterparty (issuer) fails to pay the amount due. If a counterparty to an OTC derivative were to default on its obligations, the Underlying Fund’s contractual remedies against such counterparty may be subject to bankruptcy and insolvency laws, which could affect the Underlying Fund’s rights as a creditor (e.g., the Underlying Fund may not receive the amount of payments that it is contractually entitled to receive).

An Underlying Fund may also lose money on a derivative if the underlying asset on which the derivative is based, or the derivative itself, does not perform as an Adviser anticipated. The Underlying Fund may incur higher taxes as a result of its investing in derivatives.

Compared to other types of investments, derivatives may be less tax efficient. The use of certain derivatives may cause the Underlying Fund, and thus the Portfolio, to realize higher amounts of ordinary income or short-term capital gains, distributions from which are taxable to individual shareholders at ordinary income tax rates rather than at the more favorable tax rates for long-term capital gain. In addition, changes in government regulation of derivative instruments could affect the character, timing and amount of the Underlying Fund’s taxable income or gains, and may limit or prevent the Underlying Fund, and thus the Portfolio, from using certain types of derivative instruments as a part of its investment strategy, which could make the investment strategy more costly to implement or require the Portfolio to change its investment strategy.

An Underlying Fund’s use of derivatives also may be limited by the requirements for taxation of the Underlying Fund as a regulated investment company.

Manager Risk. The performance of the Portfolio also will depend on whether the Manager is successful in pursuing the Portfolio’s investment strategy.

Shares of the Portfolio are not bank deposits and are not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency.

Performance:

Because the Portfolio does not yet have a full calendar year of operations, it does not disclose any performance information in this Prospectus. Once available, you may obtain the Portfolio’s updated performance information by calling toll free 1-800-807-FUND or by visiting www.saratogacap.com.

U.S. Government Money Market Portfolio
PORTFOLIO SUMMARY: U.S. GOVERNMENT MONEY MARKET PORTFOLIO
Investment Objective:
The U.S. Government Money Market Portfolio seeks to provide maximum current income to the extent consistent with the maintenance of liquidity and the preservation of capital.
Fees and Expenses of the Portfolio.

This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. You may qualify for sales charge discounts on purchases of shares if you and your family invest, or agree to invest in the future, at least $50,000 in The Saratoga Advantage Trust Portfolios. More information about these and other discounts is available from your financial professional and under “Shareholder Information – Reduced Sales Charge” on page 103 of the Portfolio’s Prospectus. In addition, Appendix A attached to this Prospectus contains information regarding financial intermediary-specific sales charge waivers and discounts.

SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees	U.S. Government Money Market Portfolio Class A USD ($)
Maximum Sales Charge on Purchases of Shares (as a % of offering price)	5.75%
Sales Charge on Reinvested Dividends (as a % of offering price)	none
Maximum Contingent Deferred Sales Charge (as a % of offering price)	none
Exchange Fee	none

ANNUAL PORTFOLIO OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	U.S. Government Money Market Portfolio Class A
Management Fees	0.475%
Distribution and/or Service Rule 12b-1 Fees	0.40%
Other Expenses	0.685%
Total Annual Portfolio Operating Expenses	1.56%

Example.
This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.
The example assumes that you invest $10,000 in the Portfolio for the time periods indicated. The example also assumes that your investment has a 5% return each year, and the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs, if you held or sold your shares, at the end of each period would be:
Expense Example	One Year	Three Years	Five Years	Ten Years
U.S. Government Money Market Portfolio | Class A | USD ($)	725	1,039	1,376	2,325

Principal Investment Strategies:

The Portfolio will invest at least 80% of its assets in high quality, short-term U.S. government securities. In addition, in order to qualify as a “government money market fund” under the rules governing money market funds, the Portfolio has adopted a policy to invest 99.5% or more of its total assets in cash, U.S. government securities and/or repurchase agreements that are collateralized fully by cash and U.S. government securities. The Adviser seeks to maintain the Portfolio’s share price at $1.00. The share price remaining stable at $1.00 means that the Portfolio would preserve the principal value of your investment. The U.S. government securities that the Portfolio may purchase include:

• U.S. Treasury bills, notes and bonds, all of which are direct obligations of the U.S. government.

• Securities issued by agencies and instrumentalities of the U.S. government, which are backed by the full faith and credit of the United States. Among the agencies and instrumentalities issuing these obligations are the Government National Mortgage Association (“Ginnie Mae”) and the Federal Housing Administration.

• Securities issued by agencies and instrumentalities, which are not backed by the full faith and credit of the United States, but whose issuing agency or instrumentality has the right to borrow from the U.S. Department of the Treasury (the “Treasury”) to meet their obligations. Among these agencies and instrumentalities are the Federal National Mortgage Association (“Fannie Mae”), the Federal Home Loan Mortgage Corporation (“Freddie Mac”) and the Federal Home Loan Bank. Fannie Mae and Freddie Mac each may borrow from the Treasury to meet their obligations, but the Treasury is under no obligation to lend to Fannie Mae or Freddie Mac.

• Securities issued by agencies and instrumentalities, which are backed solely by the credit of the issuing agency or instrumentality. Among these agencies and instrumentalities is the Federal Farm Credit System.

In addition, the Portfolio may invest in repurchase agreements collateralized by securities issued by the U.S. government, its agencies and instrumentalities.

By operating as a government money market fund, the Portfolio is exempt from requirements relating to the imposition of a liquidity fee and/or temporary redemption gates. While the Portfolio’s Board of Trustees may elect to subject the Portfolio to liquidity fee and gate requirements in the future, the Board has not elected to do so at this time.

Principal Investment Risks:

There is no assurance that the Portfolio will achieve its investment objective. Shares of the Portfolio are not bank deposits and an investment in the Portfolio is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Portfolio. The Manager has no legal obligation to provide financial support to the Portfolio, and you should not expect that the Manager will provide financial support to the Portfolio at any time.

Credit and Interest Rate Risk. A principal risk of investing in the Portfolio is associated with its U.S. government securities investments which are subject to two types of risks: credit risk and interest rate risk. Credit risk refers to the possibility that the issuer of a security will be unable or unwilling to make interest payments and/or repay the principal on its debt. Interest rate risk, another risk of debt securities, refers to fluctuations in the value of a fixed-income security resulting from changes in the general level of interest rates. Given that the Federal Reserve has been raising interest rates, the Portfolio may face a heightened level of interest rate risk. Repurchase agreements involve a greater degree of credit risk.

Government-Sponsored Enterprises Risk. U.S. government-sponsored enterprises are not backed by the full faith and credit of the U.S. government. There is the risk that the U.S. government will not provide financial support to such U.S. government agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law. Certain U.S. government securities purchased by the Portfolio, such as those issued by Fannie Mae and Freddie Mac, are not backed by the full faith and credit of the U.S. government. The maximum potential liability of the issuers of some U.S. government securities held by the Portfolio may greatly exceed their current resources, including their legal right to support from the Treasury. It is possible that these issuers will not have the funds to meet their payment obligations in the future.

Money Market Fund Regulation. The Securities and Exchange Commission (“SEC”) recently adopted changes to the rules that govern money market funds. The Portfolio intends to operate as a “government money market fund,” which allows the Portfolio to continue to seek a stable net asset value (“NAV”). “Government money market funds,” which are money market funds that invest in cash, U.S. government securities and/or repurchase agreements that are collateralized fully, are exempt from the requirement to consider imposing a redemption fee or suspending redemptions at certain liquidity levels.

Adviser Risk. The performance of the Portfolio also will depend on whether the Adviser is successful in pursuing the Portfolio’s investment strategy.

Performance:

The bar chart and table that follow provide some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio’s Class A shares from year-to-year and by showing how the average annual returns for the past 1, 5 and 10 years of the Portfolio compare with those of a broad measure of market performance, as well as with an index of funds with similar investment objectives. The returns in the bar chart do not reflect the deduction of sales charges. If these amounts were reflected, returns would be less than shown. The Portfolio’s past performance (before and after taxes) is not necessarily an indication of how the Portfolio will perform in the future. The returns in the table assume you sold your shares at the end of each period and include the effect of Class A shares maximum applicable front-end sales charge. Of course, if you did not sell your shares at the end of the period, your return would be higher. You may obtain the Portfolio’s current 7-day yield by calling toll free 1-800-807-FUND.

ANNUAL TOTAL RETURNS - CALENDAR YEARS

During the periods shown in the bar chart, the highest return for a calendar quarter was 0.51% (quarter ended March 31, 2008) and the lowest return for a calendar quarter was 0.00% (quarter ended June 30, 2017). For the period January 1, 2018 through September 30, 2018, the return for the Portfolio’s Class A shares was 0.31%.

AVERAGE ANNUAL TOTAL RETURNS (FOR THE PERIODS ENDED DECEMBER 31, 2017)
Average Annual Total Returns - U.S. Government Money Market Portfolio	1 Year	5 Years	10 Years
Class A	(5.63%)	(1.15%)	(0.47%)
90 Day T-Bills	0.84%	0.24%	0.34%
Lipper U.S. Treasury Money Market Index (Reflects no deduction for fees, expenses or taxes)	0.44%	0.10%	0.19%

Investment Quality Bond Portfolio
PORTFOLIO SUMMARY: INVESTMENT QUALITY BOND PORTFOLIO
Investment Objective:
The Investment Quality Bond Portfolio seeks current income and reasonable stability of principal.
Fees and Expenses of the Portfolio.

This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. You may qualify for sales charge discounts on purchases of shares if you and your family invest, or agree to invest in the future, at least $50,000 in The Saratoga Advantage Trust Portfolios. More information about these and other discounts is available from your financial professional and under “Shareholder Information – Reduced Sales Charge” on page 103 of the Portfolio’s Prospectus. In addition, Appendix A attached to this Prospectus contains information regarding financial intermediary-specific sales charge waivers and discounts.

SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees	Investment Quality Bond Portfolio Class A USD ($)
Maximum Sales Charge on Purchases of Shares (as a % of offering price)	5.75%
Sales Charge on Reinvested Dividends (as a % of offering price)	none
Maximum Contingent Deferred Sales Charge (as a % of offering price)	none
Redemption Fee on Shares Held 30 days or Less (as a % of amount redeemed)	2.00%
Exchange Fee	none

ANNUAL PORTFOLIO OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Investment Quality Bond Portfolio Class A
Management Fees	0.55%
Distribution and/or Service Rule 12b-1 Fees	0.40%
Other Expenses	0.99%
Acquired Fund Fees and Expenses	0.05%	[1]
Total Annual Portfolio Operating Expenses	1.99%
[1]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. The Total Annual Portfolio Operating Expenses in the above fee table will not correlate to the expense ratio in the Portfolio's financial statement (or the financial highlights in this Prospectus) because the financial statement includes only the direct operating expenses incurred by the Portfolio, not the indirect costs of investing in other investment companies ("Acquired Funds"). Acquired Fund Fees and Expenses are estimated for the current fiscal year.

Example.
This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.
The example assumes that you invest $10,000 in the Portfolio for the time periods indicated. The example also assumes that your investment has a 5% return each year, and the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs, if you held or sold your shares, at the end of each period would be:
Expense Example	One Year	Three Years	Five Years	Ten Years
Investment Quality Bond Portfolio | Class A | USD ($)	765	1,164	1,586	2,759

Portfolio Turnover.

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs, which must be borne by the Portfolio and its shareholders and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 112% of the average value of its portfolio.

Principal Investment Strategies:

The Portfolio is a “fund of funds.” The Portfolio’s main investment strategy is to invest in unaffiliated registered investment companies and exchange-traded funds (“ETFs”) (the “Underlying Funds”).

The Portfolio will normally invest at least 80% of its total assets in Underlying Funds which invest in investment grade fixed-income securities or mortgage pass-through securities rated within the four highest grades by Moody’s Investors Service, Inc. (“Moody’s”), Standard & Poor’s Corporation (“S&P”) or Fitch Inc. (“Fitch”) or, if not rated, securities considered by an Underlying Fund’s adviser to be of comparable quality. In deciding which Underlying Funds to buy, hold or sell in pursuing the Portfolio’s investment objective, the Manager considers economic developments, interest rate trends and performance history of an Underlying Fund’s management team, among other factors. The average maturity of the securities held by an Underlying Fund will generally range from three to ten years. Mortgage pass-through securities are mortgage-backed securities that represent a participation interest in a pool of residential mortgage loans originated by the United States government or private lenders such as banks.

They differ from conventional debt securities, which provide for periodic payment of interest in fixed amounts and principal payments at maturity or on specified call dates. Mortgage pass-through securities provide for monthly payments that are a “pass-through” of the monthly interest and principal payments made by the individual borrowers on the pooled mortgage loans.

An Underlying Fund may invest in mortgage pass-through securities that are issued or guaranteed by Ginnie Mae, Fannie Mae or Freddie Mac. Ginnie Mae securities are backed by the full faith and credit of the United States government. Fannie Mae and Freddie Mac securities are not backed by the full faith and credit of the United States government, but they have the right to borrow from the U.S. Department of the Treasury (the “Treasury”) to meet their obligations, although the Treasury is not legally required to extend credit to the agencies/instrumentalities.

Private mortgage pass-through securities also can be Underlying Fund investments. They are issued by private originators of and investors in mortgage loans, including savings and loan associations and mortgage banks. Since private mortgage pass-through securities typically are not guaranteed by an entity having the credit status of a U.S. government agency, the securities generally are structured with one or more type of credit enhancement.

In addition, the Portfolio may invest up to 5% of its net assets in Underlying Funds that invest in fixed-income securities of any grade, including those that are rated lower than investment grade at the time of purchase, commonly known as “junk bonds.”

Principal Investment Risks:

There is no assurance that the Portfolio will achieve its investment objective. The Portfolio’s share price will fluctuate with changes in the market value of its portfolio securities. When you sell your Portfolio shares, they may be worth less than what you paid for them and, accordingly, you can lose money investing in this Portfolio. Shares of the Portfolio are not bank deposits and are not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency.

Investments in Mutual Funds Risk. The Portfolio invests in Underlying Funds as a primary strategy, so the Portfolio’s investment performance and risks are directly related to the performance and risks of the Underlying Funds. Shareholders will indirectly bear the expenses charged by the Underlying Funds. In addition, a Portfolio may hold a significant percentage of the shares of an Underlying Fund. As a result, a Portfolio’s investments in an Underlying Fund may create a conflict of interest because a situation could occur where an action for a Portfolio could be adverse to the interest of an Underlying Fund or vice versa.

Exchange-Traded Funds Risk (ETF). Shares of ETFs have many of the same risks as direct investments in common stocks or bonds. In addition, their market value is expected to rise and fall as the value of the underlying index or other assets rises and falls. The market value of their shares may differ from the net asset value (“NAV”) of the particular fund. As a shareholder in an ETF (as with other investment companies), the Portfolio would bear its ratable share of that entity’s expenses in addition to its own fees and expenses. Further, the Portfolio may invest in leveraged ETFs without limit. The more the Portfolio invests in leveraged ETFs, the more this leverage will magnify any losses on those investments. The Portfolio will not invest in leveraged ETFs as a principal investment strategy. In addition, investments in an ETF are subject to, among other risks, the risk that the ETF’s shares may trade at a discount or premium relative to the NAV of the shares, especially during periods of market volatility or stress, causing investors to pay significantly more or less than the value of the ETF’s underlying portfolio, and the listing exchange may halt trading of the ETF’s shares.

Fixed-Income Securities Risk. Principal risks of investing in the Portfolio are associated with the Underlying Fund’s investments in fixed-income investments. All fixed-income securities are subject to two types of risk: credit risk and interest rate risk. Credit risk refers to the possibility that the issuer of a security will be unable or unwilling to make interest payments and/or repay the principal on its debt. Interest rate risk refers to fluctuations in the value of a fixed-income security resulting from changes in the general level of interest rates. When the general level of interest rates goes up, the prices of most fixed-income securities go down. When the general level of interest rates goes down, the prices of most fixed-income securities go up. (Zero coupon securities are typically subject to greater price fluctuations than comparable securities that pay current interest.) Long-term fixed-income securities will rise and fall in response to interest rate changes to a greater extent than short-term securities. Given that the Federal Reserve has been raising interest rates, the Portfolio may face a heightened level of interest rate risk.

Certain Underlying Funds may invest in securities issued or guaranteed by the U.S. government or its agencies and instrumentalities (such as securities issued by the Government National Mortgage Association (“Ginnie Mae”), the Federal National Mortgage Association (“Fannie Mae”) or the Federal Home Loan Mortgage Corporation (“Freddie Mac”)). Securities, such as those issued or guaranteed by Ginnie Mae or the U.S. Treasury, that are backed by the full faith and credit of the United States are guaranteed only as to the timely payment of interest and principal when held to maturity.

Notwithstanding that these securities are backed by the full faith and credit of the United States, circumstances could arise that would prevent the payment of principal and interest. Securities issued by U.S. government related organizations, such as Fannie Mae and Freddie Mac, are not backed by the full faith and credit of the U.S. government and no assurance can be given that the U.S. government will provide financial support. Therefore, U.S. government-related organizations may not have the funds to meet their payment obligations in the future.

Mortgage-Backed Securities and Prepayment Risk. Certain Underlying Funds invest in mortgage-backed securities. Mortgage-backed securities, such as mortgage pass-through securities, have different risk characteristics than traditional debt securities. For example, principal is paid back over the life of the security rather than at maturity. Although the value of fixed-income securities generally increases during periods of falling interest rates and decreases during periods of rising interest rates, this is not always the case with mortgage-backed securities. This is due to the fact that the borrower’s payments may be prepaid at any time as well as other factors. Generally, prepayments will increase during a period of falling interest rates and decrease during a period of rising interest rates. The rate of prepayments also may be influenced by economic and other factors. Prepayment risk includes the possibility that securities with stated interest rates may have the principal prepaid earlier than expected, which may occur when interest rates decline. Prepayment may expose an Underlying Fund, and thus the Portfolio, to a lower rate of return upon reinvestment of principal.

Investments in mortgage-backed securities are made based upon, among other things, expectations regarding the rate of prepayments on the underlying loans. Rates of prepayment faster or slower than expected by the Manager could reduce an Underlying Fund’s yield, increase the volatility of the Underlying Fund and/or cause a decline in NAV. Mortgage-backed securities are also subject to extension risk, which is the risk that the issuer of such a security pays back the principal of an obligation later than expected, which may occur when interest rates rise. This may have an adverse effect on returns, as the value of the security decreases when principal payments are made later than expected. In addition, an Underlying Fund may be prevented from investing proceeds it would otherwise have received at a given time at the higher prevailing interest rates. Certain mortgage-backed securities may be more volatile and less liquid than other traditional types of debt securities. In addition, an unexpectedly high rate of defaults on the mortgages held by a mortgage pool may adversely affect the value of a mortgage-backed security and could result in losses to an Underlying Fund. The risk of such defaults is generally higher in the case of mortgage pools that include subprime mortgages.

Issuer-Specific Risk. The price of an individual security or particular type of security can be more volatile than the market as a whole and can fluctuate differently than the market as a whole. An individual issuer’s securities can rise or fall dramatically with little or no warning based upon such things as a better (or worse) than expected earnings report, news about the development of a promising product, or the loss of key management personnel. There is also a risk that the price of a security may never reach the level that the Manager believes is representative of its full value or that it may even go down in price.

Liquidity Risk. The Portfolio and/or an Underlying Fund may hold illiquid securities that it is unable to sell at the preferred time or price and could lose its entire investment in such securities. Investments with an active trading market or that the Manager otherwise deems liquid could become illiquid before the Portfolio can exit its positions. The liquidity of the Portfolio’s assets may change over time.

Portfolio Turnover Risk. The frequency of the Portfolio’s transactions will vary from year to year. Increased portfolio turnover may result in higher brokerage commissions, dealer mark-ups and other transaction costs and may result in taxable capital gains. Higher costs associated with increased portfolio turnover may offset gains in the Portfolio’s performance.

Management Risk. The performance of the Portfolio also will depend on whether the Manager is successful in pursuing the Portfolio’s investment strategy.

Performance:

The bar chart and table that follow provide some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio’s Class A shares from year-to-year and by showing how the average annual returns for the past 1, 5 and 10 years of the Portfolio compare with those of a broad measure of market performance, as well as with an index of funds with similar investment objectives. The returns in the bar chart do not reflect the deduction of sales charges. If these amounts were reflected, returns would be less than shown. The Portfolio’s past performance (before and after taxes) is not necessarily an indication of how the Portfolio will perform in the future. The returns in the table assume you sold your shares at the end of each period and include the effect of Class A shares maximum applicable front-end sales charge. Of course, if you did not sell your shares at the end of the period, your return would be higher. You may obtain the Portfolio’s updated performance information by calling toll free 1-800-807-FUND or visiting www.saratogacap.com.

ANNUAL TOTAL RETURNS - CALENDAR YEARS

During the periods shown in the bar chart, the highest return for a calendar quarter was 3.38% (quarter ended September 30, 2009) and the lowest return for a calendar quarter was -1.63% (quarter ended June 30, 2013). For the period January 1, 2018 through September 30, 2018, the return for the Portfolio’s Class A shares was -1.01%.

AVERAGE ANNUAL TOTAL RETURNS (FOR THE PERIODS ENDED DECEMBER 31, 2017)
Average Annual Total Returns - Investment Quality Bond Portfolio	Label	1 Year	5 Years	10 Years
Class A	Return Before Taxes	(5.45%)	(1.11%)	1.11%
Class A | Return After Taxes on Distributions		(5.92%)	(1.56%)	0.39%
Class A | Return After Taxes on Distributions and Sale of Portfolio Shares		(2.95%)	(0.97%)	0.65%
Barclays Intermediate U.S. Government/Credit Bond Index (Reflects no deduction for fees, expenses or taxes)		1.14%	0.92%	2.70%
Lipper Short-Intermediate Investment Grade Debt Funds Index (Reflects no deduction for fees, expenses or taxes)		2.25%	1.44%	3.06%

The table above shows after-tax returns. After-tax returns are calculated using the historical highest individual federal marginal income tax rates during the period shown and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns are not relevant to investors who hold their Portfolio shares through tax deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns may be higher than before-tax returns due to an assumed benefit from capital losses that would have been realized had Portfolio shares been sold at the end of the relevant periods.

Municipal Bond Portfolio
PORTFOLIO SUMMARY: MUNICIPAL BOND PORTFOLIO
Investment Objective:

The Municipal Bond Portfolio seeks a high level of interest income that is excluded from federal income taxation to the extent consistent with prudent investment management and the preservation of capital.

Fees and Expenses of the Portfolio.

This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. You may qualify for sales charge discounts on purchases of shares if you and your family invest, or agree to invest in the future, at least $50,000 in The Saratoga Advantage Trust Portfolios. More information about these and other discounts is available from your financial professional and under “Shareholder Information – Reduced Sales Charge” on page 103 of the Portfolio’s Prospectus. In addition, Appendix A attached to this Prospectus contains information regarding financial intermediary-specific sales charge waivers and discounts.

SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees	Municipal Bond Portfolio Class A USD ($)
Maximum Sales Charge on Purchases of Shares (as a % of offering price)	5.75%
Sales Charge on Reinvested Dividends (as a % of offering price)	none
Maximum Contingent Deferred Sales Charge (as a % of offering price)	none
Redemption Fee on Shares Held 30 days or Less (as a % of amount redeemed)	2.00%
Exchange Fee	none

ANNUAL PORTFOLIO OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Municipal Bond Portfolio Class A
Management Fees	0.55%
Distribution and/or Service Rule 12b-1 Fees	0.40%
Other Expenses	3.35%
Acquired Fund Fees and Expenses	0.07%	[1]
Total Annual Portfolio Operating Expenses	4.37%
[1]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. The Total Annual Portfolio Operating Expenses in the above fee table will not correlate to the expense ratio in the Portfolio's financial statement (or the financial highlights in this Prospectus) because the financial statement includes only the direct operating expenses incurred by the Portfolio, not the indirect costs of investing in other investment companies ("Acquired Funds"). Acquired Fund Fees and Expenses are estimated for the current fiscal year.

Example.
This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.
The example assumes that you invest $10,000 in the Portfolio for the time periods indicated. The example also assumes that your investment has a 5% return each year, and the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs, if you held or sold your shares, at the end of each period would be:
Expense Example	One Year	Three Years	Five Years	Ten Years
Municipal Bond Portfolio | Class A | USD ($)	988	1,822	2,667	4,826

Portfolio Turnover.

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs, which must be borne by the Portfolio and its shareholders and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 104% of the average value of its portfolio.

Principal Investment Strategies:

The Portfolio is a “fund of funds.” The Portfolio’s main investment strategy is to invest in unaffiliated registered investment companies and exchange-traded funds (“ETFs”) (the “Underlying Funds”).

As a matter of fundamental policy, the Portfolio will normally invest at least 80% of its total assets in securities that pay interest exempt from federal income taxes. The Manager generally invests the Portfolio’s assets in Underlying Funds that invest in municipal obligations. There are no maturity limitations on the securities held by the Underlying Funds. Municipal obligations are bonds, notes or short-term commercial paper issued by state governments, local governments, and their respective agencies. In pursuing the Portfolio’s investment objective, the Manager has considerable leeway in deciding which Underlying Funds it buys, holds or sells on a day-to-day basis. The Underlying Fund’s adviser will invest primarily in municipal bonds rated within the four highest grades by Moody’s Investors Service, Inc. (“Moody’s”), Standard & Poor’s Corporation (“S&P”) or Fitch Inc. (“Fitch”) or, if not rated, of comparable quality in the opinion of an Underlying Fund’s adviser.

An Underlying Fund may invest without limit in municipal obligations such as private activity bonds that pay interest income subject to the “alternative minimum tax,” although the Portfolio does not currently expect to invest more than 20% of its total assets in such instruments. Some shareholders may have to pay tax on distributions of this income from the Portfolio. Municipal bonds, notes and commercial paper are commonly classified as either “general obligation” or “revenue.” General obligation bonds, notes and commercial paper are secured by the issuer’s faith and credit, as well as its taxing power, for payment of principal and interest. Revenue bonds, notes and commercial paper, however, are generally payable from a specific source of income. They are issued to fund a wide variety of public and private projects in sectors such as transportation, education and industrial development. Included within the revenue category are participations in lease obligations. An Underlying Fund’s municipal obligation investments may include zero coupon securities, which are purchased at a discount and make no interest payments until maturity.

Principal Investment Risks:

There is no assurance that the Portfolio will achieve its investment objective. The Portfolio share price will fluctuate with changes in the market value of its portfolio securities. When you sell your Portfolio shares, they may be worth less than what you paid for them and, accordingly, you can lose money investing in this Portfolio. Shares of the Portfolio are not bank deposits and are not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency.

Investments in Mutual Funds Risk. The Portfolio invests in Underlying Funds as a primary strategy, so the Portfolio’s investment performance and risks are directly related to the performance and risks of the Underlying Funds. Shareholders will indirectly bear the expenses charged by the Underlying Funds. In addition, a Portfolio may hold a significant percentage of the shares of an Underlying Fund. As a result, a Portfolio’s investments in an Underlying Fund may create a conflict of interest because a situation could occur where an action for a Portfolio could be adverse to the interest of an Underlying Fund or vice versa.

Exchange-Traded Funds Risk (ETF). Shares of ETFs have many of the same risks as direct investments in common stocks or bonds. In addition, their market value is expected to rise and fall as the value of the underlying index or other assets rises and falls. The market value of their shares may differ from the net asset value (“NAV”) of the particular fund. As a shareholder in an ETF (as with other investment companies), the Portfolio would bear its ratable share of that entity’s expenses in addition to its own fees and expenses. Further, the Portfolio may invest in leveraged ETFs without limit. The more the Portfolio invests in leveraged ETFs, the more this leverage will magnify any losses on those investments. The Portfolio will not invest in leveraged ETFs as a principal investment strategy. In addition, investments in an ETF are subject to, among other risks, the risk that the ETF’s shares may trade at a discount or premium relative to the NAV of the shares, especially during periods of market volatility or stress, causing investors to pay significantly more or less than the value of the ETF’s underlying portfolio, and the listing exchange may halt trading of the ETF’s shares.

Municipal Bond Risk. The risk of a municipal obligation generally depends on the financial and credit status of the issuer. Changes in a municipality’s financial health may make it difficult for the municipality to make interest and principal payments when due. This could decrease the Portfolio’s income or hurt the ability to preserve capital and liquidity. Under some circumstances, municipal obligations might not pay interest unless the state legislature or municipality authorizes money for that purpose.

Municipal obligations may be more susceptible to downgrades or defaults during recessions or similar periods of economic stress. In addition, since some municipal obligations may be secured or guaranteed by banks and other institutions, the risk to the Portfolio could increase if the banking or financial sector suffers an economic downturn and/or if the credit ratings of the institutions issuing the guarantee are downgraded or at risk of being downgraded by a national rating organization. Such a downward revision or risk of being downgraded may have an adverse effect on the market prices of the bonds and thus the value of the Portfolio’s investments. In addition to being downgraded, an insolvent municipality may file for bankruptcy. The reorganization of a municipality’s debts may significantly affect the rights of creditors and the value of the securities issued by the municipality and the value of the Portfolio’s investments.

Credit and Interest Rate Risk. An Underlying Fund may be subject to credit and interest rate risks. Municipal obligations, like other debt securities, are subject to two types of risks: credit risk and interest rate risk. Credit risk refers to the possibility that the issuer of a security will be unable or unwilling to make interest payments and/or repay the principal on its debt. In the case of revenue bonds, notes or commercial paper, for example, the credit risk is the possibility that the user fees from a project or other specified revenue sources are insufficient to meet interest and/or principal payment obligations. The issuers of private activity bonds, used to finance projects in sectors such as industrial development and pollution control, also may be negatively impacted by the general credit of the user of the project. Lease obligations may have risks not normally associated with general obligation or other revenue bonds.

Certain lease obligations contain “non-appropriation” clauses that provide that the governmental issuer has no obligation to make future payments under the lease or contract unless money is appropriated for such purposes by the appropriate legislative body on an annual or other periodic basis. Consequently, continued lease payments on those lease obligations containing “non-appropriation” clauses are dependent on future legislative actions. If such legislative actions do not occur, the holders of the lease obligation may experience difficulty in exercising their rights, including disposition of the property.

Interest rate risk refers to fluctuations in the value of a fixed-income security resulting from changes in the general level of interest rates. When the general level of interest rates goes up, the prices of most fixed-income securities go down. When the general level of interest rates goes down, the prices of most fixed-income securities go up. Given that the Federal Reserve has been raising interest rates, the Portfolio may face a heightened level of interest rate risk. Longer term bonds and zero coupon securities are typically subject to greater price fluctuations than comparable securities that pay current interest. Generally, the longer the average duration of the bonds in the Portfolio, the more the Portfolio’s share price will fluctuate in response to interest rate changes.

An Underlying Fund is not limited as to the maturities of the municipal obligations in which it may invest. Thus, a rise in the general level of interest rates may cause the price of its portfolio securities to fall substantially.

Investments in municipal bonds in the fourth highest grade are considered speculative. The ratings of municipal bonds do not ensure the stability or safety of an Underlying Fund’s, and thus the Portfolio’s, investments.

Zero-Coupon Bond Risk. The market value of a zero-coupon bond is generally more volatile than the market value of other fixed income securities with similar maturities that pay interest periodically.

Tax Risk. There is no guarantee that the Portfolio’s income will be exempt from federal or state income taxes. Events occurring after the date of issuance of a municipal bond or after an Underlying Fund’s acquisition of a municipal bond may result in a determination that interest on that bond is includible in gross income for federal income tax purposes retroactively to its date of issuance. Such a determination may cause a portion of prior distributions by the Portfolio to its shareholders to be taxable to those shareholders in the year of receipt. Federal or state changes in income or alternative minimum tax rates or in the tax treatment of municipal bonds may make municipal bonds less attractive as investments and cause them to lose value. An Underlying Fund may invest without limit in municipal obligations that pay interest income subject to the “alternative minimum tax,” although the Portfolio does not currently expect to invest more than 20% of its total assets in such instruments.

Issuer-Specific Risk. The price of an individual security or particular type of security can be more volatile than the market as a whole and can fluctuate differently than the market as a whole. An individual issuer’s securities can rise or fall dramatically with little or no warning based upon such things as a better (or worse) than expected earnings report, news about the development of a promising product, or the loss of key management personnel. There is also a risk that the price of a security may never reach the level that the Manager believes is representative of its full value or that it may even go down in price.

Liquidity Risk. The Portfolio and/or an Underlying Fund may hold illiquid securities that it is unable to sell at the preferred time or price and could lose its entire investment in such securities. Investments with an active trading market or that the Manager otherwise deems liquid could become illiquid before the Portfolio can exit its positions. The liquidity of the Portfolio’s assets may change over time.

Portfolio Turnover Risk. The frequency of the Portfolio’s transactions will vary from year to year. Increased portfolio turnover may result in higher brokerage commissions, dealer mark-ups and other transaction costs and may result in taxable capital gains. Higher costs associated with increased portfolio turnover may offset gains in the Portfolio’s performance.

Management Risk. The performance of the Portfolio also will depend on whether the Manager is successful in pursuing the Portfolio’s investment strategy.

Performance:

The bar chart and table that follow provide some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio’s Class A shares from year-to-year and by showing how the average annual returns for the past 1, 5 and 10 years of the Portfolio compare with those of a broad measure of market performance, as well as with an index of funds with similar investment objectives. The returns in the bar chart do not reflect the deduction of sales charges. If these amounts were reflected, returns would be less than shown. The Portfolio’s past performance (before and after taxes) is not necessarily an indication of how the Portfolio will perform in the future. The returns in the table assume you sold your shares at the end of each period and include the effect of Class A shares maximum applicable front-end sales charge. Of course, if you did not sell your shares at the end of the period, your return would be higher. You may obtain the Portfolio’s updated performance information by calling toll free 1-800-807-FUND or visiting www.saratogacap.com.

ANNUAL TOTAL RETURNS - CALENDAR YEARS

During the periods shown in the bar chart, the highest return for a calendar quarter was 3.85% (quarter ended September 30, 2009) and the lowest return for a calendar quarter was -3.62% (quarter ended December 31, 2016). For the period January 1, 2018 through September 30, 2018, the return for the Portfolio’s Class A shares was -2.57%.

AVERAGE ANNUAL TOTAL RETURNS (FOR THE PERIODS ENDED DECEMBER 31, 2017)
Average Annual Total Returns - Municipal Bond Portfolio	Label	1 Year	5 Years	10 Years
Class A	Return Before Taxes	(3.97%)	(1.25%)	0.31%
Class A | Return After Taxes on Distributions		(4.11%)	(1.88%)	(0.28%)
Class A | Return After Taxes on Distributions and Sale of Portfolio Shares		(2.25%)	(1.10%)	0.08%
Barclays Municipal Bond Index (Reflects no deduction for fees, expenses or taxes)		5.45%	3.02%	4.46%
Lipper Intermediate Municipal Debt Funds Index (Reflects no deduction for fees, expenses or taxes)		4.39%	2.26%	3.62%

The table above shows after-tax returns. After-tax returns are calculated using the historical highest individual federal marginal income tax rates during the period shown and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns are not relevant to investors who hold their Portfolio shares through tax deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns may be higher than before-tax returns due to an assumed benefit from capital losses that would have been realized had Portfolio shares been sold at the end of the relevant periods.

Large Capitalization Value Portfolio
PORTFOLIO SUMMARY: LARGE CAPITALIZATION VALUE PORTFOLIO
Investment Objective:
The Large Capitalization Value Portfolio seeks total return consisting of capital appreciation and dividend income.
Fees and Expenses of the Portfolio.

This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. You may qualify for sales charge discounts on purchases of shares if you and your family invest, or agree to invest in the future, at least $50,000 in The Saratoga Advantage Trust Portfolios. More information about these and other discounts is available from your financial professional and under “Shareholder Information – Reduced Sales Charge” on page 103 of the Portfolio’s Prospectus. In addition, Appendix A attached to this Prospectus contains information regarding financial intermediary-specific sales charge waivers and discounts.

SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees	Large Capitalization Value Portfolio Class A USD ($)
Maximum Sales Charge on Purchases of Shares (as a % of offering price)	5.75%
Sales Charge on Reinvested Dividends (as a % of offering price)	none
Maximum Contingent Deferred Sales Charge (as a % of offering price)	none
Redemption Fee on Shares Held 30 days or Less (as a % of amount redeemed)	2.00%
Exchange Fee	none

ANNUAL PORTFOLIO OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Large Capitalization Value Portfolio Class A
Management Fees	0.65%
Distribution and/or Service Rule 12b-1 Fees	0.40%
Other Expenses	0.56%
Total Annual Portfolio Operating Expenses	1.61%

Example.
This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.
The example assumes that you invest $10,000 in the Portfolio for the time periods indicated. The example also assumes that your investment has a 5% return each year, and the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs, if you held or sold your shares, at the end of each period would be:
Expense Example	One Year	Three Years	Five Years	Ten Years
Large Capitalization Value Portfolio | Class A | USD ($)	729	1,054	1,401	2,376

Portfolio Turnover.

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs, which must be borne by the Portfolio and its shareholders and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 100% of the average value of its portfolio.

Principal Investment Strategies:

The Portfolio will normally invest at least 80% of its total assets in a diversified portfolio of equity securities issued by U.S. issuers with total market capitalizations of $5 billion or greater at the time of purchase. Equity securities include common stocks, preferred stocks, securities convertible into common stock and warrants. In determining which securities to buy, hold or sell, the Portfolio’s Adviser focuses its investment selection on finding high quality companies with compelling valuations, measurable catalysts to unlock value and above-average long-term earnings growth potential. In general, the Adviser looks for companies that have value-added product lines to help preserve pricing power, a strong history of free cash flow generation, strong balance sheets, competent management with no record of misleading shareholders and financially sound customers. Independent research is used to produce estimates for future earnings, which are inputs into the Adviser’s proprietary valuation model. The Adviser focuses its investments where it has a differentiated view and there exists, in its view, significant price appreciation potential to its estimate of the stocks’ intrinsic value.

Under adverse market conditions, the Portfolio may also make temporary investments in investment grade debt securities. Such investment strategies could result in the Portfolio not achieving its investment objective.

Principal Investment Risks:

There is no assurance that the Portfolio will achieve its investment objective. The Portfolio share price will fluctuate with changes in the market value of its portfolio securities. When you sell your Portfolio shares, they may be worth less than what you paid for them and, accordingly, you can lose money investing in this Portfolio. Shares of the Portfolio are not bank deposits and are not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency.

Common Stock Risk. In general, stock values fluctuate in response to activities specific to the company as well as general market, economic and political conditions. Stock prices can fluctuate widely in response to these factors. Common stockholders are subordinate to debt or preferred stockholders in a company’s capital structure in terms of priority to corporate income and liquidation payments and, therefore, will be subject to greater credit risk than preferred stock or debt instruments.

Convertible Securities Risk. The Portfolio’s investments in convertible securities subject the Portfolio to the risks associated with both fixed-income securities and common stocks. To the extent that a convertible security’s investment value is greater than its conversion value, its price will be likely to increase when interest rates fall and decrease when interest rates rise, as with a fixed-income security. If the conversion value exceeds the investment value, the price of the convertible security will tend to fluctuate directly with the price of the underlying equity security.

Preferred Stock Risk. Preferred stocks involve credit risk and certain other risks. Certain preferred stocks contain provisions that allow an issuer under certain conditions to skip distributions (in the case of “non-cumulative” preferred stocks) or defer distributions (in the case of “cumulative” preferred stocks). If the Portfolio owns a preferred stock on which distributions are deferred, the Portfolio may nevertheless be required to report income for tax purposes while it is not receiving distributions on that security. Preferred stocks are subordinated to bonds and other debt instruments in a company’s capital structure in terms of priority to corporate income and liquidation payments, and therefore will be subject to greater credit risk than those debt instruments.

Warrants Risk. The holder of a warrant has the right to purchase a given number of shares of a particular issuer at a specified price until expiration of the warrant. Such investments can provide a greater potential for profit or loss than an equivalent investment in the underlying security. Prices of warrants do not necessarily move in tandem with the prices of the underlying securities, and are speculative investments. Warrants pay no dividends and confer no rights other than a purchase option. If a warrant is not exercised by the date of its expiration, the Portfolio will lose its entire investment in such warrant.

Value Style Investing Risk. Value investing involves buying stocks that are out of favor and/or undervalued in comparison to their peers or their prospects for growth. Typically, their valuation levels are lower than those of growth stocks. Because different types of stocks go out of favor with investors depending on market and economic conditions, the Portfolio’s return may be adversely affected during market downturns and when value stocks are out of favor.

Issuer-Specific Risk. The price of an individual security or particular type of security can be more volatile than the market as a whole and can fluctuate differently than the market as a whole. An individual issuer’s securities can rise or fall dramatically with little or no warning based upon such things as a better (or worse) than expected earnings report, news about the development of a promising product, or the loss of key management personnel. There is also a risk that the price of a security may never reach the level that the Adviser believes is representative of its full value or that it may even go down in price.

Portfolio Turnover Risk. The frequency of the Portfolio’s transactions will vary from year to year. Increased portfolio turnover may result in higher brokerage commissions, dealer mark-ups and other transaction costs and may result in taxable capital gains. Higher costs associated with increased portfolio turnover may offset gains in the Portfolio’s performance.

Adviser Risk. The performance of the Portfolio also will depend on whether the Adviser is successful in pursuing the Portfolio’s investment strategy.

Performance:

The bar chart and table that follow provide some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio’s Class A shares from year-to-year and by showing how the average annual returns for the past 1, 5 and 10 years of the Portfolio compare with those of a broad measure of market performance, as well as with an index of funds with similar investment objectives. The returns in the bar chart do not reflect the deduction of sales charges. If these amounts were reflected, returns would be less than shown. The Portfolio’s past performance (before and after taxes) is not necessarily an indication of how the Portfolio will perform in the future. The returns in the table assume you sold your shares at the end of each period and include the effect of Class A shares maximum applicable front-end sales charge. Of course, if you did not sell your shares at the end of the period, your return would be higher. You may obtain the Portfolio’s updated performance information by calling toll free 1-800-807-FUND or visiting www.saratogacap.com.

ANNUAL TOTAL RETURNS - CALENDAR YEARS

During the periods shown in the bar chart, the highest return for a calendar quarter was 17.63% (quarter ended June 30, 2009) and the lowest return for a calendar quarter was -24.02% (quarter ended December 31, 2008). For the period January 1, 2018 through September 30, 2018, the return for the Portfolio’s Class A shares was -0.14%.

AVERAGE ANNUAL TOTAL RETURNS (FOR THE PERIODS ENDED DECEMBER 31, 2017)
Average Annual Total Returns - Large Capitalization Value Portfolio	Label	1 Year	5 Years	10 Years
Class A	Return Before Taxes	2.03%	9.93%	2.91%
Class A | Return After Taxes on Distributions		(0.10%)	9.34%	2.59%
Class A | Return After Taxes on Distributions and Sale of Portfolio Shares		2.42%	7.80%	2.23%
S&P 500/Citigroup Value Index (Reflects no deduction for fees, expenses or taxes)		15.36%	14.24%	6.80%
Morningstar Large Value Average Index (Reflects no deduction for fees, expenses or taxes)		15.94%	13.33%	6.92%

The table above shows after-tax returns. After-tax returns are calculated using the historical highest individual federal marginal income tax rates during the period shown and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns are not relevant to investors who hold their Portfolio shares through tax deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns may be higher than before-tax returns due to an assumed benefit from capital losses that would have been realized had Portfolio shares been sold at the end of the relevant periods.

Large Capitalization Growth Portfolio
PORTFOLIO SUMMARY: LARGE CAPITALIZATION GROWTH PORTFOLIO
Investment Objective:
The Large Capitalization Growth Portfolio seeks capital appreciation.
Fees and Expenses of the Portfolio.

This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. You may qualify for sales charge discounts on purchases of shares if you and your family invest, or agree to invest in the future, at least $50,000 in The Saratoga Advantage Trust Portfolios. More information about these and other discounts is available from your financial professional and under “Shareholder Information – Reduced Sales Charge” on page 103 of the Portfolio’s Prospectus. In addition, Appendix A attached to this Prospectus contains information regarding financial intermediary-specific sales charge waivers and discounts.

SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees	Large Capitalization Growth Portfolio Class A USD ($)
Maximum Sales Charge on Purchases of Shares (as a % of offering price)	5.75%
Sales Charge on Reinvested Dividends (as a % of offering price)	none
Maximum Contingent Deferred Sales Charge (as a % of offering price)	none
Redemption Fee on Shares Held 30 days or Less (as a % of amount redeemed)	2.00%
Exchange Fee	none

ANNUAL PORTFOLIO OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Large Capitalization Growth Portfolio Class A
Management Fees	0.65%
Distribution and/or Service Rule 12b-1 Fees	0.40%
Other Expenses	0.49%
Total Annual Portfolio Operating Expenses	1.54%

Example.
This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.
The example assumes that you invest $10,000 in the Portfolio for the time periods indicated. The example also assumes that your investment has a 5% return each year, and the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs, if you held or sold your shares, at the end of each period would be:
Expense Example	One Year	Three Years	Five Years	Ten Years
Large Capitalization Growth Portfolio | Class A | USD ($)	723	1,033	1,366	2,304

Portfolio Turnover.

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs, which must be borne by the Portfolio and its shareholders and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 74% of the average value of its portfolio.

Principal Investment Strategies:

The Portfolio will normally invest at least 80% of its total assets in a portfolio of equity securities issued by U.S. issuers with total market capitalizations of $5 billion or more.  Equity securities include common stocks, preferred stocks, securities convertible into common stock and warrants.

The Adviser employs quantitative and qualitative analysis that seeks to identify high quality companies that it believes have the ability to accelerate earnings growth and exceed investor expectations. The Adviser’s selection process consists of three steps. First, the Adviser reviews a series of screens utilizing the Adviser’s investment models, which are based on fundamental characteristics, designed to eliminate companies that the Adviser’s research shows have a high probability of underperformance. Factors considered when reviewing the screens include a multi-factor valuation framework, earnings quality, capital structure and financial quality. Next, securities that pass the initial screens are then evaluated to try to identify stocks with the highest probability of producing an earnings growth rate that exceeds investor expectations. This process incorporates changes in earnings expectations and earnings quality analysis. Finally, these steps produce a list of eligible companies which are subjected to analysis by the Adviser to further understand each company’s business prospects and earnings potential. The Adviser uses the results of this analysis to construct the Portfolio’s security positions.

Under adverse market conditions, the Portfolio may also make temporary investments in investment grade debt securities. Such investment strategies could result in the Portfolio not achieving its investment objective.

Principal Investment Risks:

There is no assurance that the Portfolio will achieve its investment objective. The Portfolio share price will fluctuate with changes in the market value of its portfolio securities.

When you sell your Portfolio shares, they may be worth less than what you paid for them and, accordingly, you can lose money investing in this Portfolio. Shares of the Portfolio are not bank deposits and are not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency.

Common Stock Risk. In general, stock values fluctuate in response to activities specific to the company as well as general market, economic and political conditions. Stock prices can fluctuate widely in response to these factors. Common stockholders are subordinate to debt or preferred stockholders in a company’s capital structure in terms of priority to corporate income and liquidation payments and, therefore, will be subject to greater credit risk than preferred stock or debt instruments.

Convertible Securities Risk. The Portfolio’s investments in convertible securities subject the Portfolio to the risks associated with both fixed-income securities and common stocks. To the extent that a convertible security’s investment value is greater than its conversion value, its price will be likely to increase when interest rates fall and decrease when interest rates rise, as with a fixed-income security. If the conversion value exceeds the investment value, the price of the convertible security will tend to fluctuate directly with the price of the underlying equity security.

Preferred Stock Risk. Preferred stocks involve credit risk and certain other risks. Certain preferred stocks contain provisions that allow an issuer under certain conditions to skip distributions (in the case of “non-cumulative” preferred stocks) or defer distributions (in the case of “cumulative” preferred stocks). If the Portfolio owns a preferred stock on which distributions are deferred, the Portfolio may nevertheless be required to report income for tax purposes while it is not receiving distributions on that security. Preferred stocks are subordinated to bonds and other debt instruments in a company’s capital structure in terms of priority to corporate income and liquidation payments, and therefore will be subject to greater credit risk than those debt instruments.

Warrants Risk. The holder of a warrant has the right to purchase a given number of shares of a particular issuer at a specified price until expiration of the warrant. Such investments can provide a greater potential for profit or loss than an equivalent investment in the underlying security. Prices of warrants do not necessarily move in tandem with the prices of the underlying securities, and are speculative investments. Warrants pay no dividends and confer no rights other than a purchase option. If a warrant is not exercised by the date of its expiration, the Portfolio will lose its entire investment in such warrant.

Growth Style Investing Risk. Growth investing involves buying stocks that have relatively high price-to-earnings ratios. Growth stocks may be more volatile than other stocks because they are generally more sensitive to investor perceptions and market moves. During periods of growth stock underperformance, the Portfolio’s performance may suffer.

Issuer-Specific Risk. The price of an individual security or particular type of security can be more volatile than the market as a whole and can fluctuate differently than the market as a whole. An individual issuer’s securities can rise or fall dramatically with little or no warning based upon such things as a better (or worse) than expected earnings report, news about the development of a promising product, or the loss of key management personnel. There is also a risk that the price of a security may never reach the level that the Adviser believes is representative of its full value or that it may even go down in price.

Portfolio Turnover Risk. The frequency of the Portfolio’s transactions will vary from year to year. Increased portfolio turnover may result in higher brokerage commissions, dealer mark-ups and other transaction costs and may result in taxable capital gains. Higher costs associated with increased portfolio turnover may offset gains in the Portfolio’s performance.

Adviser Risk. The performance of the Portfolio also will depend on whether the Adviser is successful in pursuing the Portfolio’s investment strategy.

Performance:

The bar chart and table that follow provide some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio’s Class A shares from year-to-year and by showing how the average annual returns for the past 1, 5 and 10 years of the Portfolio compare with those of a broad measure of market performance, as well as with an index of funds with similar investment objectives. The returns in the bar chart do not reflect the deduction of sales charges. If these amounts were reflected, returns would be less than shown. The Portfolio’s past performance (before and after taxes) is not necessarily an indication of how the Portfolio will perform in the future. The returns in the table assume you sold your shares at the end of each period and include the effect of Class A shares maximum applicable front-end sales charge. Of course, if you did not sell your shares at the end of the period, your return would be higher. You may obtain the Portfolio’s updated performance information by calling toll free 1-800-807-FUND or visiting www.saratogacap.com.

ANNUAL TOTAL RETURNS - CALENDAR YEARS

During the periods shown in the bar chart, the highest return for a calendar quarter was 19.77% (quarter ended September 30, 2010) and the lowest return for a calendar quarter was -27.01% (quarter ended December 31, 2008). For the period January 1, 2018 through September 30, 2018, the return for the Portfolio’s Class A shares was 20.02%.

AVERAGE ANNUAL TOTAL RETURNS (FOR THE PERIODS ENDED DECEMBER 31, 2017)
Average Annual Total Returns - Large Capitalization Growth Portfolio	Label	1 Year	5 Years	10 Years
Class A	Return Before Taxes	22.41%	15.09%	7.64%
Class A | Return After Taxes on Distributions		20.69%	12.27%	6.08%
Class A | Return After Taxes on Distributions and Sale of Portfolio Shares		14.07%	11.32%	5.76%
S&P 500/Citigroup Growth Index (Reflects no deduction for fees, expenses or taxes)		27.44%	17.00%	9.99%
Morningstar Large Growth Average Index (Reflects no deduction for fees, expenses or taxes)		27.67%	15.29%	8.31%

The table above shows after-tax returns. After-tax returns are calculated using the historical highest individual federal marginal income tax rates during the period shown and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns are not relevant to investors who hold their Portfolio shares through tax deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns may be higher than before-tax returns due to an assumed benefit from capital losses that would have been realized had Portfolio shares been sold at the end of the relevant periods.

Mid Capitalization Portfolio
PORTFOLIO SUMMARY: MID CAPITALIZATION PORTFOLIO
Investment Objective:
The Mid Capitalization Portfolio seeks long-term capital appreciation.
Fees and Expenses of the Portfolio.

This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. You may qualify for sales charge discounts on purchases of shares if you and your family invest, or agree to invest in the future, at least $50,000 in The Saratoga Advantage Trust Portfolios. More information about these and other discounts is available from your financial professional and under “Shareholder Information – Reduced Sales Charge” on page 103 of the Portfolio’s Prospectus. In addition, Appendix A attached to this Prospectus contains information regarding financial intermediary-specific sales charge waivers and discounts.

SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees	Mid Capitalization Portfolio Class A USD ($)
Maximum Sales Charge on Purchases of Shares (as a % of offering price)	5.75%
Sales Charge on Reinvested Dividends (as a % of offering price)	none
Maximum Contingent Deferred Sales Charge (as a % of offering price)	none
Redemption Fee on Shares Held 30 days or Less (as a % of amount redeemed)	2.00%
Exchange Fee	none

ANNUAL PORTFOLIO OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Mid Capitalization Portfolio Class A
Management Fees	0.75%
Distribution and/or Service Rule 12b-1 Fees	0.40%
Other Expenses	0.70%
Acquired Fund Fees and Expenses	0.23%	[1]
Total Annual Portfolio Operating Expenses	2.08%
[1]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. The Total Annual Portfolio Operating Expenses in the above fee table will not correlate to the expense ratio in the Portfolio's financial statement (or the financial highlights in this Prospectus) because the financial statement includes only the direct operating expenses incurred by the Portfolio, not the indirect costs of investing in other investment companies ("Acquired Funds").

Example.
This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.
The example assumes that you invest $10,000 in the Portfolio for the time periods indicated. The example also assumes that your investment has a 5% return each year, and the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs, if you held or sold your shares, at the end of each period would be:
Expense Example	One Year	Three Years	Five Years	Ten Years
Mid Capitalization Portfolio | Class A | USD ($)	774	1,189	1,629	2,847

Portfolio Turnover.

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs, which must be borne by the Portfolio and its shareholders and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 39% of the average value of its portfolio.

Principal Investment Strategies:

The Portfolio will normally invest at least 80% of its total assets in equity securities of companies traded on U.S. exchanges or over-the-counter (“OTC”) markets that have a total market capitalization of between $1 billion and $15 billion at the time of purchase. Equity securities include common stocks, preferred stocks, securities convertible into common stocks and warrants. The Portfolio invests in securities of companies that are believed by the Adviser to be undervalued, thereby offering above-average potential for capital appreciation. The Portfolio may also invest in equity securities of foreign companies.

The Adviser invests in medium capitalization companies with a focus on total return using a bottom-up value oriented investment process. The Adviser seeks companies with the following characteristics, although not all of the companies it selects will have these attributes:

• companies earning a positive economic margin with stable-to-improving returns;

• companies valued at a discount to their asset value; and

• companies with an attractive dividend yield and minimal basis risk.

In selecting investments, the Adviser generally employs the following strategy:

• value-driven investment philosophy that selects stocks selling at attractive values based upon business fundamentals, economic margin analysis, discounted cash flow models and historical valuation multiples. The Adviser reviews companies that it believes are out-of-favor or misunderstood;

• use of value-driven screens to create a research universe of companies with market capitalizations of at least $1 billion; and

• use of fundamental and risk analysis to construct a portfolio of securities that the Adviser believes has an attractive return potential.

Under adverse market conditions, the Portfolio may also make temporary investments in investment grade debt securities. Such investment strategies could result in the Portfolio not achieving its investment objective.

Principal Investment Risks:

There is no assurance that the Portfolio will achieve its investment objective. The Portfolio share price will fluctuate with changes in the market value of its portfolio securities. When you sell your Portfolio shares, they may be worth less than what you paid for them and, accordingly, you can lose money investing in this Portfolio. Shares of the Portfolio are not bank deposits and are not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency.

Common Stock Risk. In general, stock values fluctuate in response to activities specific to the company as well as general market, economic and political conditions. Stock prices can fluctuate widely in response to these factors. Common stockholders are subordinate to debt or preferred stockholders in a company’s capital structure in terms of priority to corporate income and liquidation payments and, therefore, will be subject to greater credit risk than preferred stock or debt instruments.

Convertible Securities Risk. The Portfolio’s investments in convertible securities subject the Portfolio to the risks associated with both fixed-income securities and common stocks. To the extent that a convertible security’s investment value is greater than its conversion value, its price will be likely to increase when interest rates fall and decrease when interest rates rise, as with a fixed-income security. If the conversion value exceeds the investment value, the price of the convertible security will tend to fluctuate directly with the price of the underlying equity security.

Preferred Stock Risk. Preferred stocks involve credit risk and certain other risks. Certain preferred stocks contain provisions that allow an issuer under certain conditions to skip distributions (in the case of “non-cumulative” preferred stocks) or defer distributions (in the case of “cumulative” preferred stocks). If the Portfolio owns a preferred stock on which distributions are deferred, the Portfolio may nevertheless be required to report income for tax purposes while it is not receiving distributions on that security. Preferred stocks are subordinated to bonds and other debt instruments in a company’s capital structure in terms of priority to corporate income and liquidation payments, and therefore will be subject to greater credit risk than those debt instruments.

Warrants Risk. The holder of a warrant has the right to purchase a given number of shares of a particular issuer at a specified price until expiration of the warrant. Such investments can provide a greater potential for profit or loss than an equivalent investment in the underlying security. Prices of warrants do not necessarily move in tandem with the prices of the underlying securities, and are speculative investments. Warrants pay no dividends and confer no rights other than a purchase option. If a warrant is not exercised by the date of its expiration, the Portfolio will lose its entire investment in such warrant.

Small and Medium Capitalization Companies Risk. The Portfolio may also invest in small and medium capitalization companies. Investing in small and medium capitalization companies may involve more risk than is usually associated with investing in larger, more established companies. There is typically less publicly available information concerning small and medium capitalization companies than for larger, more established companies. Some small and medium capitalization companies have limited product lines, distribution channels and financial and managerial resources and tend to concentrate on fewer geographical markets than do larger companies. Also, because small and medium capitalization companies normally have fewer shares outstanding than larger companies and trade less frequently, it may be more difficult for the Portfolio to buy and sell significant amounts of shares without an unfavorable impact on prevailing market prices.

Foreign Securities Risk. The Portfolio’s investments in foreign securities (including depositary receipts) involve risks in addition to the risks associated with domestic securities. One additional risk is currency risk. While the price of Portfolio shares is quoted in U.S. dollars, the Portfolio generally converts U.S. dollars to a foreign market’s local currency to purchase a security in that market. If the value of that local currency falls relative to the U.S. dollar, the U.S. dollar value of the foreign security will decrease. This is true even if the foreign security’s local price remains unchanged.

Foreign securities also have risks related to economic and political developments abroad, including expropriations, confiscatory taxation, exchange control regulation, limitations on the use or transfer of Portfolio assets and any effects of foreign social, economic or political instability. In particular, adverse political or economic developments in a geographic region or a particular country in which the Portfolio invests could cause a substantial decline in the value of its portfolio securities. Certain foreign markets may rely heavily on particular industries or foreign capital and are more vulnerable to diplomatic developments, the imposition of economic sanctions against a particular country or countries, organizations, entities and/or individuals, changes in international trading patterns, trade barriers and other protectionist or retaliatory measures. Economic sanctions could, among other things, effectively restrict or eliminate a Portfolio’s ability to purchase or sell securities or groups of securities for a substantial period of time. International trade barriers or economic sanctions against foreign countries, organizations, entities and/or individuals, may adversely affect a Portfolio’s foreign holdings or exposures.  Investments in foreign markets may also be adversely affected by governmental actions such as the imposition of capital controls, nationalization of companies or industries, expropriation of assets, or the imposition of punitive taxes.  Governmental actions can have a significant effect on the economic conditions in foreign countries, which also may adversely affect the value and liquidity of a Portfolio’s investments. For example, the governments of certain countries may prohibit or impose substantial restrictions on foreign investing in their capital markets or in certain sectors or industries. In addition, a foreign government may limit or cause delay in the convertibility or repatriation of its currency which would adversely affect the U.S. dollar value and/or liquidity of investments denominated in that currency. Any of these actions could severely affect security prices, impair the Portfolio’s ability to purchase or sell foreign securities or transfer a Portfolio’s assets back into the U.S., or otherwise adversely affect the Portfolio’s operations. Certain foreign investments may become less liquid in response to market developments or adverse investor perceptions, or become illiquid after purchase by a Portfolio, particularly during periods of market turmoil. Certain foreign investments may become illiquid when, for instance, there are few, if any, interested buyers and sellers or when dealers are unwilling to make a market for certain securities. When a Portfolio holds illiquid investments, its portfolio may be harder to value, especially in changing markets. Foreign companies, in general, are not subject to the regulatory requirements of U.S. companies and, as such, there may be less publicly available information about these companies. Moreover, foreign accounting, auditing and financial reporting standards generally are different from those applicable to U.S. companies. In addition, in the event of a default of any foreign debt obligations, it may be more difficult for the Portfolio to obtain or enforce a judgment against the issuers of the securities. Furthermore, foreign exchanges and broker-dealers are generally subject to less government and exchange scrutiny and regulation than their U.S. counterparts. Finally, differences in clearance and settlement procedures in foreign markets may cause delays in settlements of the Portfolio’s trades effected in those markets.

Depositary receipts involve substantially identical risks associated with direct investments in foreign securities. Issuers of the foreign security represented by a depositary receipt, particularly unsponsored or unregistered depositary receipts, may not be obligated to disclose material information in the U.S. or to pass through to holders of such receipts voting rights with respect to the deposited securities.

Compared to the U.S. and other developed countries, developing or emerging countries may have relatively unstable governments, economies based on only a few industries and securities markets that trade a small number of securities. Prices of these securities tend to be especially volatile and, in the past, securities in these countries have been characterized by greater potential loss (as well as gain) than securities of companies located in developed countries.

Issuer-Specific Risk. The price of an individual security or particular type of security can be more volatile than the market as a whole and can fluctuate differently than the market as a whole. An individual issuer’s securities can rise or fall dramatically with little or no warning based upon such things as a better (or worse) than expected earnings report, news about the development of a promising product, or the loss of key management personnel. There is also a risk that the price of a security may never reach the level that the Adviser believes is representative of its full value or that it may even go down in price.

Portfolio Turnover Risk. The frequency of the Portfolio’s transactions will vary from year to year. Increased portfolio turnover may result in higher brokerage commissions, dealer mark-ups and other transaction costs and may result in taxable capital gains. Higher costs associated with increased portfolio turnover may offset gains in the Portfolio’s performance.

Adviser Risk. The performance of the Portfolio also will depend on whether the Adviser is successful in pursuing the Portfolio’s investment strategy.

Performance:

The bar chart and table that follow provide some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio’s Class A shares from year-to-year and by showing how the average annual returns for the past 1, 5 and 10 years of the Portfolio compare with those of a broad measure of market performance, as well as with an index of funds with similar investment objectives. The returns in the bar chart do not reflect the deduction of sales charges.

If these amounts were reflected, returns would be less than shown. The Portfolio’s past performance (before and after taxes) is not necessarily an indication of how the Portfolio will perform in the future. The returns in the table assume you sold your shares at the end of each period and include the effect of Class A shares maximum applicable front-end sales charge. Of course, if you did not sell your shares at the end of the period, your return would be higher. You may obtain the Portfolio’s updated performance information by calling toll free 1-800-807-FUND or visiting www.saratogacap.com.

ANNUAL TOTAL RETURNS - CALENDAR YEARS

During the periods shown in the bar chart, the highest return for a calendar quarter was 21.08% (quarter ended September 30, 2009) and the lowest return for a calendar quarter was -22.38% (quarter ended September 30, 2011). For the period January 1, 2018 through September 30, 2018, the return for the Portfolio’s Class A shares was 3.86%.

AVERAGE ANNUAL TOTAL RETURNS (FOR THE PERIODS ENDED DECEMBER 31, 2017)
Average Annual Total Returns - Mid Capitalization Portfolio	Label	1 Year	5 Years	10 Years
Class A	Return Before Taxes	6.47%	10.80%	6.72%
Class A | Return After Taxes on Distributions		4.49%	8.22%	5.47%
Class A | Return After Taxes on Distributions and Sale of Portfolio Shares		5.22%	8.12%	5.20%
Russell Midcap Index (Reflects no deduction for fees, expenses or taxes)		18.52%	14.96%	9.11%
Morningstar Mid Capitalization Blend Average Index (Reflects no deduction for fees, expenses or taxes)		15.93%	13.28%	7.86%

The table above shows after-tax returns. After-tax returns are calculated using the historical highest individual federal marginal income tax rates during the period shown and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns are not relevant to investors who hold their Portfolio shares through tax deferred arrangements such as 401(k) plans or individual retirement accounts.

After-tax returns may be higher than before-tax returns due to an assumed benefit from capital losses that would have been realized had Portfolio shares been sold at the end of the relevant periods.

Small Capitalization Portfolio
PORTFOLIO SUMMARY: SMALL CAPITALIZATION PORTFOLIO
Investment Objective:
The Small Capitalization Portfolio seeks maximum capital appreciation.
Fees and Expenses of the Portfolio.

This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. You may qualify for sales charge discounts on purchases of shares if you and your family invest, or agree to invest in the future, at least $50,000 in The Saratoga Advantage Trust Portfolios. More information about these and other discounts is available from your financial professional and under “Shareholder Information – Reduced Sales Charge” on page 103 of the Portfolio’s Prospectus. In addition, Appendix A attached to this Prospectus contains information regarding financial intermediary-specific sales charge waivers and discounts.

SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees	Small Capitalization Portfolio Class A USD ($)
Maximum Sales Charge on Purchases of Shares (as a % of offering price)	5.75%
Sales Charge on Reinvested Dividends (as a % of offering price)	none
Maximum Contingent Deferred Sales Charge (as a % of offering price)	none
Redemption Fee on Shares Held 30 days or Less (as a % of amount redeemed)	2.00%
Exchange Fee	none

ANNUAL PORTFOLIO OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Small Capitalization Portfolio Class A
Management Fees	0.65%
Distribution and/or Service Rule 12b-1 Fees	0.40%
Other Expenses	0.89%
Total Annual Portfolio Operating Expenses	1.94%

Example.
This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.
The example assumes that you invest $10,000 in the Portfolio for the time periods indicated. The example also assumes that your investment has a 5% return each year, and the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs, if you held or sold your shares, at the end of each period would be:
Expense Example	One Year	Three Years	Five Years	Ten Years
Small Capitalization Portfolio | Class A | USD ($)	761	1,149	1,562	2,709

Portfolio Turnover.

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs, which must be borne by the Portfolio and its shareholders and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 115% of the average value of its portfolio.

Principal Investment Strategies:

The Portfolio will normally invest at least 80% of its total assets in common stocks of companies whose stock market capitalizations fall within the range of capitalizations in the Russell 2000® Index. The market capitalization range of the Russell 2000® Index at September 30, 2018 was $23 million to $7.3 billion. The Russell 2000® Index is reconstituted annually at the midpoint of the calendar year. The Portfolio will also occasionally invest a portion of its assets in mid-cap stocks that are small relative to their industries that the Adviser believes have compelling valuations and fundamentals, and it will not immediately sell a security that was bought as a small-cap stock but through appreciation has become a mid-cap stock. In selecting securities for the Portfolio, the Adviser begins with a screening process that seeks to identify growing companies whose stocks sell at discounted price-to-earnings and price-to-cash flow multiples. The Adviser also attempts to discern situations where intrinsic asset values are not widely recognized. The Adviser favors such higher-quality companies that generate strong cash flow, provide above-average free cash flow yields and maintain sound balance sheets. Rigorous fundamental analysis, from both a quantitative and qualitative standpoint, is applied to all investment candidates. While the Adviser employs a disciplined “bottom-up” approach that attempts to identify undervalued stocks, it nonetheless is sensitive to emerging secular trends. The Adviser does not, however, rely on macroeconomic forecasts in its stock selection efforts and prefers to remain fully invested. Under adverse market conditions, the Portfolio may also make temporary investments in investment grade debt securities. Such investment strategies could result in the Portfolio not achieving its investment objective.

Principal Investment Risks:

There is no assurance that the Portfolio will achieve its investment objective. The Portfolio share price will fluctuate with changes in the market value of its portfolio securities.

When you sell your Portfolio shares, they may be worth less than what you paid for them and, accordingly, you can lose money investing in this Portfolio. Shares of the Portfolio are not bank deposits and are not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency.

Common Stock Risk. In general, stock values fluctuate in response to activities specific to the company as well as general market, economic and political conditions. Stock prices can fluctuate widely in response to these factors. Common stockholders are subordinate to debt or preferred stockholders in a company’s capital structure in terms of priority to corporate income and liquidation payments and, therefore, will be subject to greater credit risk than preferred stock or debt instruments.

Small Capitalization Companies Risk. The Portfolio’s investments in small and medium capitalization companies carry more risk than investments in larger companies. While some of the Portfolio’s holdings in these companies may be listed on a national securities exchange, such securities are more likely to be traded in the over-the-counter (“OTC”) market. The low market liquidity of these securities may have an adverse impact on the Portfolio’s ability to sell certain securities at favorable prices and may also make it difficult for the Portfolio to obtain market quotations based on actual trades, for purposes of valuing its securities. Investing in lesser-known, small and medium capitalization companies involves greater risk of volatility of the Portfolio’s net asset value (“NAV”) than is customarily associated with larger, more established companies. Often small and medium capitalization companies and the industries in which they are focused are still evolving and, while this may offer better growth potential than larger, more established companies, it also may make them more sensitive to changing market conditions. Small capitalization companies may have returns that can vary, occasionally significantly, from the market in general. In addition, small capitalization companies may not pay a dividend.

Issuer-Specific Risk. The price of an individual security or particular type of security can be more volatile than the market as a whole and can fluctuate differently than the market as a whole. An individual issuer’s securities can rise or fall dramatically with little or no warning based upon such things as a better (or worse) than expected earnings report, news about the development of a promising product, or the loss of key management personnel. There is also a risk that the price of a security may never reach the level that the Adviser believes is representative of its full value or that it may even go down in price.

Portfolio Turnover Risk. The frequency of the Portfolio’s transactions will vary from year to year. Increased portfolio turnover may result in higher brokerage commissions, dealer mark-ups and other transaction costs and may result in taxable capital gains. Higher costs associated with increased portfolio turnover may offset gains in the Portfolio’s performance.

Adviser Risk. The performance of the Portfolio also will depend on whether the Adviser is successful in pursuing the Portfolio’s investment strategy.

Performance:

The bar chart and table that follow provide some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio’s Class A shares from year-to-year and by showing how the average annual returns for the past 1, 5 and 10 years of the Portfolio compare with those of a broad measure of market performance, as well as with an index of funds with similar investment objectives. The returns in the bar chart do not reflect the deduction of sales charges. If these amounts were reflected, returns would be less than shown. The Portfolio’s past performance (before and after taxes) is not necessarily an indication of how the Portfolio will perform in the future. The returns in the table assume you sold your shares at the end of each period and include the effect of Class A shares maximum applicable front-end sales charge. Of course, if you did not sell your shares at the end of the period, your return would be higher. You may obtain the Portfolio’s updated performance information by calling toll free 1-800-807-FUND or visiting www.saratogacap.com.

ANNUAL TOTAL RETURNS - CALENDAR YEARS

During the periods shown in the bar chart, the highest return for a calendar quarter was 18.53% (quarter ended June 30, 2009) and the lowest return for a calendar quarter was -22.56% (quarter ended December 31, 2008). For the period January 1, 2018 through September 30, 2018, the return for the Portfolio’s Class A shares was 7.12%.

AVERAGE ANNUAL TOTAL RETURNS (FOR THE PERIODS ENDED DECEMBER 31, 2017)
Average Annual Total Returns - Small Capitalization Portfolio	Label	1 Year	5 Years	10 Years
Class A	Return Before Taxes	8.53%	8.29%	5.38%
Class A | Return After Taxes on Distributions		8.53%	5.33%	3.64%
Class A | Return After Taxes on Distributions and Sale of Portfolio Shares		4.83%	6.03%	4.01%
Russell 2000 Index (Reflects no deduction for fees, expenses or taxes)		14.65%	14.12%	8.71%
Morningstar Small Blend Average Index (Reflects no deduction for fees, expenses or taxes)		12.28%	12.99%	8.13%

The table above shows after-tax returns. After-tax returns are calculated using the historical highest individual federal marginal income tax rates during the period shown and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns are not relevant to investors who hold their Portfolio shares through tax deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns may be higher than before-tax returns due to an assumed benefit from capital losses that would have been realized had Portfolio shares been sold at the end of the relevant periods.

International Equity Portfolio
PORTFOLIO SUMMARY: INTERNATIONAL EQUITY PORTFOLIO
Investment Objective:
The International Equity Portfolio seeks long-term capital appreciation.
Fees and Expenses of the Portfolio.

This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. You may qualify for sales charge discounts on purchases of shares if you and your family invest, or agree to invest in the future, at least $50,000 in The Saratoga Advantage Trust Portfolios. More information about these and other discounts is available from your financial professional and under “Shareholder Information – Reduced Sales Charge” on page 103 of the Portfolio’s Prospectus. In addition, Appendix A attached to this Prospectus contains information regarding financial intermediary-specific sales charge waivers and discounts.

SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees	International Equity Portfolio Class A USD ($)
Maximum Sales Charge on Purchases of Shares (as a % of offering price)	5.75%
Sales Charge on Reinvested Dividends (as a % of offering price)	none
Maximum Contingent Deferred Sales Charge (as a % of offering price)	none
Redemption Fee on Shares Held 30 days or Less (as a % of amount redeemed)	2.00%
Exchange Fee	none

ANNUAL PORTFOLIO OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	International Equity Portfolio Class A
Management Fees	0.75%
Distribution and/or Service Rule 12b-1 Fees	0.40%
Other Expenses	1.54%
Acquired Fund Fees and Expenses	0.01%	[1]
Total Annual Portfolio Operating Expenses (before Expense Waiver/Reimbursement)	2.70%
Expense Waiver/Reimbursement	(1.04%)
Total Annual Portfolio Operating Expenses (after Expense Waiver/Reimbursement)	1.66%	[2]
[1]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. These Acquired Fund Fees and Expenses are not considered in the calculation of the expense cap (defined below). The Total Annual Portfolio Operating Expenses in the above fee table will not correlate to the expense ratio in the Portfolio's financial statements because the financial statements will include only the direct operating expenses incurred by the Portfolio, not the indirect costs of investing in other investment companies ("Acquired Funds").
[2]	Pursuant to an operating expense limitation agreement between the Manager, Smith Group Asset Management ("Smith Group") and the Portfolio (the "Operating Expense Limitation Agreement"), the Manager and Smith Group have agreed to waive their fees and/or Smith Group has agreed to absorb expenses of the Portfolio to ensure that Total Annual Portfolio Operating Expenses (excluding front-end and contingent deferred sales loads, leverage, interest and tax expenses, dividends and interest on short positions, brokerage commissions, expenses incurred in connection with any merger, reorganization or liquidation, extraordinary or non-routine expenses and Acquired Fund Fees and Expenses) for the Portfolio do not exceed 1.65% of the Portfolio's average net assets for Class A shares, through December 31, 2019 ( the "Expense Cap"). The Operating Expense Limitation Agreement can be terminated during its term only by, or with the consent of, the Trust's Board of Trustees. The Manager and Smith Group are permitted to seek reimbursement from the Portfolio, subject to limitations, for management fees waived and Portfolio expenses they paid within three (3) years of the end of the fiscal year in which such management fees were waived or expenses paid, as long as the reimbursement does not cause the Portfolio's operating expenses to exceed (i) the expense cap in place at the time the fees were waived or the expenses were incurred; or (ii) the current Expense Cap, whichever is less.

Example.
This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.
The example assumes that you invest $10,000 in the Portfolio for the time periods indicated. The example also assumes that your investment has a 5% return each year, and the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs, if you held or sold your shares, at the end of each period would be:
Expense Example	One Year	Three Years	Five Years	Ten Years
International Equity Portfolio | Class A | USD ($)	734	1,272	1,835	3,361

Portfolio Turnover.

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs, which must be borne by the Portfolio and its shareholders and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 130% of the average value of its portfolio.

Principal Investment Strategies:

The Portfolio will normally invest at least 80% of its total assets in the equity securities of companies located outside of the United States. Equity securities consist of common stock and other securities such as depositary receipts. Under normal market conditions, at least 65% of the Portfolio's assets will be invested in securities of issuers located in at least three foreign countries (generally in excess of three), which may include countries with developing and emerging economies. The Adviser seeks to purchase reasonably valued stocks it believes have the ability to accelerate earnings growth and exceed investor expectations. The Adviser utilizes a three step process in stock selection. First, the Adviser reviews a series of screens utilizing the Adviser’s investment models, which are based on fundamental characteristics, designed to eliminate companies that the Adviser’s research shows have a high probability of underperformance. Factors considered when reviewing the screens include a multi-factor valuation framework, earnings quality, capital structure and financial quality. Next, securities that pass the initial screens are then evaluated to try to identify stocks with the highest probability of producing an earnings growth rate that exceeds investor expectations. This process incorporates changes in earnings expectations and earnings quality analysis. Finally, these steps produce a list of eligible companies which are subjected to analysis by the Adviser to further understand each company’s business prospects and earnings potential. A stock is sold when it no longer meets the Adviser’s criteria.

Under adverse market conditions, the Portfolio may also make temporary investments in investment grade debt securities. Such investment strategies could result in the Portfolio not achieving its investment objective.

Principal Investment Risks:

There is no assurance that the Portfolio will achieve its investment objective. The Portfolio share price will fluctuate with changes in the market value of its portfolio securities. When you sell your Portfolio shares, they may be worth less than what you paid for them and, accordingly, you can lose money investing in this Portfolio.

Shares of the Portfolio are not bank deposits and are not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency.

Common Stock Risk. In general, stock values fluctuate in response to activities specific to the company as well as general market, economic and political conditions. Stock prices can fluctuate widely in response to these factors.

Common stockholders are subordinate to debt or preferred stockholders in a company’s capital structure in terms of priority to corporate income and liquidation payments and, therefore, will be subject to greater credit risk than preferred stock or debt instruments.

Foreign Securities Risk. The Portfolio’s investments in foreign securities (including depositary receipts) involve risks in addition to the risks associated with domestic securities. One additional risk is currency risk. While the price of Portfolio shares is quoted in U.S. dollars, the Portfolio generally converts U.S. dollars to a foreign market’s local currency to purchase a security in that market. If the value of that local currency falls relative to the U.S. dollar, the U.S. dollar value of the foreign security will decrease. This is true even if the foreign security’s local price remains unchanged. Foreign securities also have risks related to economic and political developments abroad, including expropriations, confiscatory taxation, exchange control regulation, limitations on the use or transfer of Portfolio assets and any effects of foreign social, economic or political instability. In particular, adverse political or economic developments in a geographic region or a particular country in which the Portfolio invests could cause a substantial decline in the value of its portfolio securities. Certain foreign markets may rely heavily on particular industries or foreign capital and are more vulnerable to diplomatic developments, the imposition of economic sanctions against a particular country or countries, organizations, entities and/or individuals, changes in international trading patterns, trade barriers and other protectionist or retaliatory measures. Economic sanctions could, among other things, effectively restrict or eliminate a Portfolio’s ability to purchase or sell securities or groups of securities for a substantial period of time. International trade barriers or economic sanctions against foreign countries, organizations, entities and/or individuals, may adversely affect a Portfolio’s foreign holdings or exposures.  Investments in foreign markets may also be adversely affected by governmental actions such as the imposition of capital controls, nationalization of companies or industries, expropriation of assets, or the imposition of punitive taxes. Governmental actions can have a significant effect on the economic conditions in foreign countries, which also may adversely affect the value and liquidity of a Portfolio’s investments. For example, the governments of certain countries may prohibit or impose substantial restrictions on foreign investing in their capital markets or in certain sectors or industries. In addition, a foreign government may limit or cause delay in the convertibility or repatriation of its currency which would adversely affect the U.S. dollar value and/or liquidity of investments denominated in that currency. Any of these actions could severely affect security prices, impair the Portfolio’s ability to purchase or sell foreign securities or transfer a Portfolio’s assets back into the U.S., or otherwise adversely affect the Portfolio’s operations. Certain foreign investments may become less liquid in response to market developments or adverse investor perceptions, or become illiquid after purchase by a Portfolio, particularly during periods of market turmoil. Certain foreign investments may become illiquid when, for instance, there are few, if any, interested buyers and sellers or when dealers are unwilling to make a market for certain securities.

When a Portfolio holds illiquid investments, its portfolio may be harder to value, especially in changing markets. Foreign companies, in general, are not subject to the regulatory requirements of U.S. companies and, as such, there may be less publicly available information about these companies. Moreover, foreign accounting, auditing and financial reporting standards generally are different from those applicable to U.S. companies. In addition, in the event of a default of any foreign debt obligations, it may be more difficult for the Portfolio to obtain or enforce a judgment against the issuers of the securities. Furthermore, foreign exchanges and broker-dealers are generally subject to less government and exchange scrutiny and regulation than their U.S. counterparts. Finally, differences in clearance and settlement procedures in foreign markets may cause delays in settlements of the Portfolio’s trades effected in those markets.

Depositary receipts involve substantially identical risks associated with direct investments in foreign securities. Issuers of the foreign security represented by a depositary receipt, particularly unsponsored or unregistered depositary receipts, may not be obligated to disclose material information in the U.S. or to pass through to holders of such receipts voting rights with respect to the deposited securities.

Compared to the U.S. and other developed countries, developing or emerging countries may have relatively unstable governments, economies based on only a few industries and securities markets that trade a small number of securities. Prices of these securities tend to be especially volatile and, in the past, securities in these countries have been characterized by greater potential loss (as well as gain) than securities of companies located in developed countries.

Issuer-Specific Risk. The price of an individual security or particular type of security can be more volatile than the market as a whole and can fluctuate differently than the market as a whole. An individual issuer’s securities can rise or fall dramatically with little or no warning based upon such things as a better (or worse) than expected earnings report, news about the development of a promising product, or the loss of key management personnel.

There is also a risk that the price of a security may never reach the level that the Adviser believes is representative of its full value or that it may even go down in price.

Portfolio Turnover Risk. The frequency of the Portfolio’s transactions will vary from year to year. Increased portfolio turnover may result in higher brokerage commissions, dealer mark-ups and other transaction costs and may result in taxable capital gains. Higher costs associated with increased portfolio turnover may offset gains in the Portfolio’s performance.

Adviser Risk. The performance of the Portfolio also will depend on whether the Adviser is successful in pursuing the Portfolio’s investment strategy.

Performance:

The bar chart and table that follow provide some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio’s Class A shares from year-to-year and by showing how the average annual returns for the past 1, 5 and 10 years of the Portfolio compare with those of a broad measure of market performance, as well as an index of funds with similar investment objectives. The returns in the bar chart do not reflect the deduction of sales charges. If these amounts were reflected, returns would be less than shown. The Portfolio’s past performance (before and after taxes) is not necessarily an indication of how the Portfolio will perform in the future. The returns in the table assume you sold your shares at the end of each period and include the effect of Class A shares maximum applicable front-end sales charge. Of course, if you did not sell your shares at the end of the period, your return would be higher. You may obtain the Portfolio’s updated performance information by calling toll free 1-800-807-FUND or visiting www.saratogacap.com.

ANNUAL TOTAL RETURNS - CALENDAR YEARS

During the periods shown in the bar chart, the highest return for a calendar quarter was 22.56% (quarter ended June 30, 2009) and the lowest return for a calendar quarter was -23.98% (quarter ended September 30, 2011). For the period January 1, 2018 through September 30, 2018, the return for the Portfolio’s Class A shares was -7.20%.

AVERAGE ANNUAL TOTAL RETURNS (FOR THE PERIODS ENDED DECEMBER 31, 2017)
Average Annual Total Returns - International Equity Portfolio	Label	1 Year	5 Years	10 Years
Class A	Return Before Taxes	11.43%	0.55%	(3.05%)
Class A | Return After Taxes on Distributions		11.43%	0.46%	(3.22%)
Class A | Return After Taxes on Distributions and Sale of Portfolio Shares		6.47%	0.42%	(2.26%)
MSCI ACWI EX-USA Index (Reflects no deduction for fees, expenses or taxes)		27.19%	6.80%	1.84%
Morningstar Foreign Large Blend Average Index (Reflects no deduction for fees, expenses or taxes)		25.12%	7.27%	1.79%

The table above shows after-tax returns. After-tax returns are calculated using the historical highest individual federal marginal income tax rates during the period shown and do not reflect the impact of state and local taxes.

Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns are not relevant to investors who hold their Portfolio shares through tax deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns may be higher than before-tax returns due to an assumed benefit from capital losses that would have been realized had Portfolio shares been sold at the end of the relevant periods.

Health & Biotechnology Portfolio
PORTFOLIO SUMMARY: HEALTH & BIOTECHNOLOGY PORTFOLIO
Investment Objective:
The Health & Biotechnology Portfolio seeks long-term capital growth.
Fees and Expenses of the Portfolio.

This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. You may qualify for sales charge discounts on purchases of shares if you and your family invest, or agree to invest in the future, at least $50,000 in The Saratoga Advantage Trust Portfolios. More information about these and other discounts is available from your financial professional and under “Shareholder Information – Reduced Sales Charge” on page 103 of the Portfolio’s Prospectus. In addition, Appendix A attached to this Prospectus contains information regarding financial intermediary-specific sales charge waivers and discounts.

SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees	Health & Biotechnology Portfolio Class A USD ($)
Maximum Sales Charge on Purchases of Shares (as a % of offering price)	5.75%
Sales Charge on Reinvested Dividends (as a % of offering price)	none
Maximum Contingent Deferred Sales Charge (as a % of offering price)	none
Redemption Fee on Shares Held 30 days or Less (as a % of amount redeemed)	2.00%
Exchange Fee	none

ANNUAL PORTFOLIO OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Health & Biotechnology Portfolio Class A
Management Fees	1.25%
Distribution and/or Service Rule 12b-1 Fees	0.40%
Other Expenses	0.65%
Total Annual Portfolio Operating Expenses	2.30%

Example.
This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.
The example assumes that you invest $10,000 in the Portfolio for the time periods indicated. The example also assumes that your investment has a 5% return each year, and the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs, if you held or sold your shares, at the end of each period would be:
Expense Example	One Year	Three Years	Five Years	Ten Years
Health & Biotechnology Portfolio | Class A | USD ($)	795	1,252	1,734	3,059

Portfolio Turnover.

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs, which must be borne by the Portfolio and its shareholders and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 13% of the average value of its portfolio.

Principal Investment Strategies:

The Portfolio will normally invest at least 80% of its total assets in equity securities of U.S. and foreign healthcare companies and biotechnology companies, regardless of their stock market value (or “market capitalization”). Equity securities include common stocks, preferred stocks, securities convertible into common stocks and warrants.  The Adviser utilizes a top-down investment approach focused on long-term economic trends. The Adviser begins with the overall outlook for the economy, then seeks to identify specific industries with attractive characteristics and long-term growth potential. Ultimately, the Adviser seeks to identify high-quality companies within the selected industries and to acquire them at attractive prices. The Adviser’s stock selection process is based on an analysis of individual companies’ fundamental values, such as earnings growth potential and the quality of corporate management.

Companies described as Health Care Equipment and Supplies, Health Care Provider Services, Pharmaceutical or Biotechnology Companies under the North American Industry Classification System are considered healthcare or biotechnology companies for purposes of investment by the Portfolio. These companies are principally engaged in: the design, manufacture or sale of products or services used for or in connection with health, medical, or personal care such as medical, dental and optical supplies or equipment; research and development of pharmaceutical products and services; the operation of healthcare facilities such as hospitals, clinical test laboratories and convalescent and mental healthcare facilities; and the design, manufacture, or sale of healthcare-related products and services, research, development, manufacture or distribution of products and services relating to human health care, pharmaceuticals, agricultural and veterinary applications and the environment; and manufacturing and/or distributing biotechnological and biomedical products, devices or instruments or provide materials, products or services to the foregoing companies.

Under adverse market conditions, the Portfolio may also make temporary investments in investment grade debt securities. Such investment strategies could result in the Portfolio not achieving its investment objective.

Principal Investment Risks:

There is no assurance that the Portfolio will achieve its investment objective. The Portfolio share price will fluctuate with changes in the market value of its portfolio securities. When you sell your Portfolio shares, they may be worth less than what you paid for them and, accordingly, you can lose money investing in this Portfolio. Shares of the Portfolio are not bank deposits and are not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency.

Common Stock Risk. In general, stock values fluctuate in response to activities specific to the company as well as general market, economic and political conditions. Stock prices can fluctuate widely in response to these factors. Common stockholders are subordinate to debt or preferred stockholders in a company’s capital structure in terms of priority to corporate income and liquidation payments and, therefore, will be subject to greater credit risk than preferred stock or debt instruments.

Preferred Stock Risk. Preferred stocks involve credit risk and certain other risks. Certain preferred stocks contain provisions that allow an issuer under certain conditions to skip distributions (in the case of “non-cumulative” preferred stocks) or defer distributions (in the case of “cumulative” preferred stocks). If the Portfolio owns a preferred stock on which distributions are deferred, the Portfolio may nevertheless be required to report income for tax purposes while it is not receiving distributions on that security. Preferred stocks are subordinated to bonds and other debt instruments in a company’s capital structure in terms of priority to corporate income and liquidation payments, and therefore will be subject to greater credit risk than those debt instruments.

Convertible Securities Risk. The Portfolio’s investments in convertible securities subject the Portfolio to the risks associated with both fixed-income securities and common stocks. To the extent that a convertible security’s investment value is greater than its conversion value, its price will be likely to increase when interest rates fall and decrease when interest rates rise, as with a fixed-income security. If the conversion value exceeds the investment value, the price of the convertible security will tend to fluctuate directly with the price of the underlying equity security.

Warrants Risk. The holder of a warrant has the right to purchase a given number of shares of a particular issuer at a specified price until expiration of the warrant. Such investments can provide a greater potential for profit or loss than an equivalent investment in the underlying security. Prices of warrants do not necessarily move in tandem with the prices of the underlying securities, and are speculative investments. Warrants pay no dividends and confer no rights other than a purchase option. If a warrant is not exercised by the date of its expiration, the Portfolio will lose its entire investment in such warrant.

Concentration Risk. Because of its specific focus, the Portfolio’s performance is closely tied to and affected by events occurring in the healthcare and biotechnology industries. Companies in the same industry often face similar obstacles, issues and regulatory burdens. As a result, the securities owned by the Portfolio may react similarly to, and move in unison with, one another. Healthcare companies are subject to government regulation and approval of their products and services, which can have a significant effect on their market price. Furthermore, the types of products or services produced or provided by these companies may quickly become obsolete. Moreover, liability for products that are later alleged to be harmful or unsafe may be substantial, and may have a significant impact on a healthcare company’s market value and/or share price. Biotechnology companies are affected by patent considerations, intense competition, rapid technology change and obsolescence and regulatory requirements of various federal and state agencies. In addition, many of these companies are relatively small and have thinly-traded securities, may not yet offer products or offer a single product, and may have persistent losses during a new product’s transition from development to production or erratic revenue patterns. Moreover, stock prices of biotechnology companies are very volatile, particularly when their products are up for regulatory approval and/or under regulatory scrutiny. Consequently, the Portfolio’s performance may sometimes be significantly better or worse than that of other types of funds.

Foreign Securities Risk. The Portfolio’s investments in foreign securities (including depositary receipts) involve risks in addition to the risks associated with domestic securities. One additional risk is currency risk. While the price of Portfolio shares is quoted in U.S. dollars, the Portfolio generally converts U.S. dollars to a foreign market’s local currency to purchase a security in that market.

If the value of that local currency falls relative to the U.S. dollar, the U.S. dollar value of the foreign security will decrease. This is true even if the foreign security’s local price remains unchanged. Foreign securities also have risks related to economic and political developments abroad, including expropriations, confiscatory taxation, exchange control regulation, limitations on the use or transfer of Portfolio assets and any effects of foreign social, economic or political instability.

In particular, adverse political or economic developments in a geographic region or a particular country in which the Portfolio invests could cause a substantial decline in the value of its portfolio securities.

Certain foreign markets may rely heavily on particular industries or foreign capital and are more vulnerable to diplomatic developments, the imposition of economic sanctions against a particular country or countries, organizations, entities and/or individuals, changes in international trading patterns, trade barriers and other protectionist or retaliatory measures. Economic sanctions could, among other things, effectively restrict or eliminate a Portfolio’s ability to purchase or sell securities or groups of securities for a substantial period of time.  International trade barriers or economic sanctions against foreign countries, organizations, entities and/or individuals, may adversely affect a Portfolio’s foreign holdings or exposures. Investments in foreign markets may also be adversely affected by governmental actions such as the imposition of capital controls, nationalization of companies or industries, expropriation of assets, or the imposition of punitive taxes. Governmental actions can have a significant effect on the economic conditions in foreign countries, which also may adversely affect the value and liquidity of a Portfolio’s investments. For example, the governments of certain countries may prohibit or impose substantial restrictions on foreign investing in their capital markets or in certain sectors or industries. In addition, a foreign government may limit or cause delay in the convertibility or repatriation of its currency which would adversely affect the U.S. dollar value and/or liquidity of investments denominated in that currency.  Any of these actions could severely affect security prices, impair the Portfolio’s ability to purchase or sell foreign securities or transfer a Portfolio’s assets back into the U.S., or otherwise adversely affect the Portfolio’s operations. Certain foreign investments may become less liquid in response to market developments or adverse investor perceptions, or become illiquid after purchase by a Portfolio, particularly during periods of market turmoil. Certain foreign investments may become illiquid when, for instance, there are few, if any, interested buyers and sellers or when dealers are unwilling to make a market for certain securities. When a Portfolio holds illiquid investments, its portfolio may be harder to value, especially in changing markets. Foreign companies, in general, are not subject to the regulatory requirements of U.S. companies and, as such, there may be less publicly available information about these companies. Moreover, foreign accounting, auditing and financial reporting standards generally are different from those applicable to U.S. companies. In addition, in the event of a default of any foreign debt obligations, it may be more difficult for the Portfolio to obtain or enforce a judgment against the issuers of the securities. Furthermore, foreign exchanges and broker-dealers are generally subject to less government and exchange scrutiny and regulation than their U.S. counterparts. Finally, differences in clearance and settlement procedures in foreign markets may cause delays in settlements of the Portfolio’s trades effected in those markets.

Depositary receipts involve substantially identical risks associated with direct investments in foreign securities. Issuers of the foreign security represented by a depositary receipt, particularly unsponsored or unregistered depositary receipts, may not be obligated to disclose material information in the U.S. or to pass through to holders of such receipts voting rights with respect to the deposited securities.

Compared to the U.S. and other developed countries, developing or emerging countries may have relatively unstable governments, economies based on only a few industries and securities markets that trade a small number of securities. Prices of these securities tend to be especially volatile and, in the past, securities in these countries have been characterized by greater potential loss (as well as gain) than securities of companies located in developed countries.

Small and Medium Capitalization Companies Risk. The Portfolio may invest in U.S. and foreign small and medium capitalization securities. Investing in lesser-known, small and medium capitalization companies may involve greater risk of volatility of the Portfolio’s share price than is customarily associated with investing in larger, more established companies. There is typically less publicly available information concerning small and medium capitalization companies than for larger, more established companies. Some small and medium capitalization companies have limited product lines, distribution channels and financial and managerial resources and tend to concentrate on fewer geographical markets than do larger companies.

Also, because small and medium capitalization companies normally have fewer shares outstanding than larger companies and trade less frequently, it may be more difficult for the Portfolio to buy and sell significant amounts of shares without an unfavorable impact on prevailing market prices.

Issuer-Specific Risk. The price of an individual security or particular type of security can be more volatile than the market as a whole and can fluctuate differently than the market as a whole. An individual issuer’s securities can rise or fall dramatically with little or no warning based upon such things as a better (or worse) than expected earnings report, news about the development of a promising product, or the loss of key management personnel. There is also a risk that the price of a security may never reach the level that the Adviser believes is representative of its full value or that it may even go down in price.

Portfolio Turnover Risk. The frequency of the Portfolio’s transactions will vary from year to year. Increased portfolio turnover may result in higher brokerage commissions, dealer mark-ups and other transaction costs and may result in taxable capital gains. Higher costs associated with increased portfolio turnover may offset gains in the Portfolio’s performance.

Adviser Risk. The performance of the Portfolio also will depend on whether the Adviser is successful in pursuing the Portfolio’s investment strategy.

Performance:

The bar chart and table that follow provide some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio’s Class A shares from year-to-year and by showing how the average annual returns for the past 1, 5 and 10 years of the Portfolio compare with those of a broad measure of market performance, as well as with a healthcare index. The returns in the bar chart do not reflect the deduction of sales charges. If these amounts were reflected, returns would be less than shown. The Portfolio’s past performance (before and after taxes) is not necessarily an indication of how the Portfolio will perform in the future. The returns in the table assume you sold your shares at the end of each period and include the effect of Class A shares maximum applicable front-end sales charge. Of course, if you did not sell your shares at the end of the period, your return would be higher. You may obtain the Portfolio’s updated performance information by calling toll free 1-800-807-FUND or visiting www.saratogacap.com .

ANNUAL TOTAL RETURNS - CALENDAR YEARS

During the periods shown in the bar chart, the highest return for a calendar quarter was 14.59% (quarter ended June 30, 2009) and the lowest return for a calendar quarter was -15.47% (quarter ended December 31, 2008). For the period January 1, 2018 through September 30, 2018, the return for the Portfolio’s Class A shares was 8.83%.

AVERAGE ANNUAL TOTAL RETURNS (FOR THE PERIODS ENDED DECEMBER 31, 2017)
Average Annual Total Returns - Health & Biotechnology Portfolio	Label	1 Year	5 Years	10 Years
Class A	Return Before Taxes	5.53%	12.44%	10.04%
Class A | Return After Taxes on Distributions		1.67%	9.75%	8.71%
Class A | Return After Taxes on Distributions and Sale of Portfolio Shares		6.27%	9.73%	8.19%
S&P 500 Total Return Index (Reflects no deduction for fees, expenses or taxes)		21.83%	15.79%	8.50%
S&P 500 Healthcare Index (Reflects no deduction for fees, expenses or taxes)		20.00%	15.62%	8.85%

The table above shows after-tax returns. After-tax returns are calculated using the historical highest individual federal marginal income tax rates during the period shown and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns are not relevant to investors who hold their Portfolio shares through tax deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns may be higher than before-tax returns due to an assumed benefit from capital losses that would have been realized had Portfolio shares been sold at the end of the relevant periods.

Technology & Communications Portfolio
PORTFOLIO SUMMARY: TECHNOLOGY & COMMUNICATIONS PORTFOLIO
Investment Objective:
The Technology & Communications Portfolio seeks long-term growth of capital.
Fees and Expenses of the Portfolio.

This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. You may qualify for sales charge discounts on purchases of shares if you and your family invest, or agree to invest in the future, at least $50,000 in The Saratoga Advantage Trust Portfolios. More information about these and other discounts is available from your financial professional and under “Shareholder Information – Reduced Sales Charge” on page 103 of the Portfolio’s Prospectus. In addition, Appendix A attached to this Prospectus contains information regarding financial intermediary-specific sales charge waivers and discounts.

SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees	Technology & Communications Portfolio Class A USD ($)
Maximum Sales Charge on Purchases of Shares (as a % of offering price)	5.75%
Sales Charge on Reinvested Dividends (as a % of offering price)	none
Maximum Contingent Deferred Sales Charge (as a % of offering price)	none
Redemption Fee on Shares Held 30 days or Less (as a % of amount redeemed)	2.00%
Exchange Fee	none

ANNUAL PORTFOLIO OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Technology & Communications Portfolio Class A
Management Fees	1.25%
Distribution and/or Service Rule 12b-1 Fees	0.40%
Other Expenses	0.50%
Total Annual Portfolio Operating Expenses	2.15%

Example.
This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.
The example assumes that you invest $10,000 in the Portfolio for the time periods indicated. The example also assumes that your investment has a 5% return each year, and the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs, if you held or sold your shares, at the end of each period would be:
Expense Example	One Year	Three Years	Five Years	Ten Years
Technology & Communications Portfolio | Class A | USD ($)	781	1,209	1,663	2,915

Portfolio Turnover.

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs, which must be borne by the Portfolio and its shareholders and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 1% of the average value of its portfolio.

Principal Investment Strategies:

The Portfolio will normally invest at least 80% of its total assets in equity securities issued by technology and communications companies, both domestic and foreign, regardless of their stock market value (or “market capitalization”). Equity securities include common stocks, preferred stocks, securities convertible into common stocks and warrants. The Portfolio may invest up to 25% of its total assets in foreign companies. The Portfolio defines a “technology company” as an entity in which at least 50% of the company’s revenues or earnings were derived from technology activities or at least 50% of the company’s assets were devoted to such activities, based upon the company’s most recent fiscal year. Technology companies may include, among others, companies that are engaged in the research, design, development or manufacturing of technology products. These companies include, among others, those in the Internet, medical, pharmaceutical, manufacturing, computer software and hardware industries. The Portfolio defines a “communications company” as an entity in which at least 50% of the company’s revenues or earnings were derived from communications activities or at least 50% of the company’s assets were devoted to such activities, based upon the company’s most recent fiscal year.

Communications activities may include, among others, regular telephone service; communications equipment and services; electronic components and equipment; broadcasting; computer software and hardware; semiconductors; mobile communications and cellular radio/paging; electronic mail and other electronic data transmission services; networking and linkage of word and data processing systems; publishing and information systems; video text and teletext; emerging technologies combining telephone, television and/or computer systems; and Internet and network equipment and services.

In buying and selling securities for the Portfolio, the Adviser relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position and economic and market conditions. Factors considered include growth potential, earnings, valuation, competitive advantages and management.

When market or financial conditions warrant, the Portfolio may also make temporary investments in investment grade debt securities. Such investment strategies could result in the Portfolio not achieving its investment objective.

Principal Investment Risks:

There is no assurance that the Portfolio will achieve its investment objective. The Portfolio share price will fluctuate with changes in the market value of its portfolio securities. When you sell your Portfolio shares, they may be worth less than what you paid for them and, accordingly, you can lose money investing in this Portfolio. Shares of the Portfolio are not bank deposits and are not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency.

Common Stock Risk. In general, stock values fluctuate in response to activities specific to the company as well as general market, economic and political conditions. Stock prices can fluctuate widely in response to these factors. Common stockholders are subordinate to debt or preferred stockholders in a company’s capital structure in terms of priority to corporate income and liquidation payments and, therefore, will be subject to greater credit risk than preferred stock or debt instruments.

Preferred Stock Risk. Preferred stocks involve credit risk and certain other risks. Certain preferred stocks contain provisions that allow an issuer under certain conditions to skip distributions (in the case of “non-cumulative” preferred stocks) or defer distributions (in the case of “cumulative” preferred stocks). If the Portfolio owns a preferred stock on which distributions are deferred, the Portfolio may nevertheless be required to report income for tax purposes while it is not receiving distributions on that security. Preferred stocks are subordinated to bonds and other debt instruments in a company’s capital structure in terms of priority to corporate income and liquidation payments, and therefore will be subject to greater credit risk than those debt instruments.

Convertible Securities Risk. The Portfolio’s investments in convertible securities subject the Portfolio to the risks associated with both fixed-income securities and common stocks. To the extent that a convertible security’s investment value is greater than its conversion value, its price will be likely to increase when interest rates fall and decrease when interest rates rise, as with a fixed-income security. If the conversion value exceeds the investment value, the price of the convertible security will tend to fluctuate directly with the price of the underlying equity security.

Warrants Risk. The holder of a warrant has the right to purchase a given number of shares of a particular issuer at a specified price until expiration of the warrant. Such investments can provide a greater potential for profit or loss than an equivalent investment in the underlying security. Prices of warrants do not necessarily move in tandem with the prices of the underlying securities, and are speculative investments. Warrants pay no dividends and confer no rights other than a purchase option. If a warrant is not exercised by the date of its expiration, the Portfolio will lose its entire investment in such warrant.

Concentration Risk. Because of its specific focus, the Portfolio’s performance is closely tied to, and affected by, events occurring in the information, communications and related technology industries. Companies in the same industry often face similar obstacles, issues and regulatory burdens. As a result, the securities owned by the Portfolio may react similarly to and move in unison with one another. Because technology continues to advance at an accelerated rate, and the number of companies and product offerings continues to expand, these companies could become increasingly sensitive to short product cycles, aggressive pricing and intense competition. Many technology companies sell stock before they have a commercially viable product, and may be acutely susceptible to problems relating to bringing their products to market. Additionally, many technology companies have very high price/earnings ratios, high price volatility and high personnel turnover due to severe labor shortages for skilled technology professionals.

Emerging Technology Sector Risk. Because of its narrow focus, the Portfolio’s performance is closely tied to, and affected by, events occurring in the emerging technology and general technology industries. Companies in the same industry often face similar obstacles, issues and regulatory burdens. As a result, the securities owned by the Portfolio may react similarly to and move in unison with one another. Because technology continues to advance at an accelerated rate, and the number of companies and product offerings continues to expand, these companies could become increasingly sensitive to short product cycles, aggressive pricing and intense competition.

In some cases, there are some emerging technology companies that sell stock before they have a commercially viable product and may be acutely susceptible to problems relating to bringing their products to market. Additionally, many emerging technology companies have very high price/earnings ratios, high price volatility and high personnel turnover due to severe labor shortages for skilled emerging technology professionals.

Foreign Securities Risk. The Portfolio’s investments in foreign securities (including depositary receipts) involve risks in addition to the risks associated with domestic securities. One additional risk is currency risk. While the price of Portfolio shares is quoted in U.S. dollars, the Portfolio generally converts U.S. dollars to a foreign market’s local currency to purchase a security in that market. If the value of that local currency falls relative to the U.S. dollar, the U.S. dollar value of the foreign security will decrease. This is true even if the foreign security’s local price remains unchanged. Foreign securities also have risks related to economic and political developments abroad, including expropriations, confiscatory taxation, exchange control regulation, limitations on the use or transfer of Portfolio assets and any effects of foreign social, economic or political instability. In particular, adverse political or economic developments in a geographic region or a particular country in which the Portfolio invests could cause a substantial decline in the value of its portfolio securities. Certain foreign markets may rely heavily on particular industries or foreign capital and are more vulnerable to diplomatic developments, the imposition of economic sanctions against a particular country or countries, organizations, entities and/or individuals, changes in international trading patterns, trade barriers and other protectionist or retaliatory measures. Economic sanctions could, among other things, effectively restrict or eliminate a Portfolio’s ability to purchase or sell securities or groups of securities for a substantial period of time.  International trade barriers or economic sanctions against foreign countries, organizations, entities and/or individuals, may adversely affect a Portfolio’s foreign holdings or exposures. Investments in foreign markets may also be adversely affected by governmental actions such as the imposition of capital controls, nationalization of companies or industries, expropriation of assets, or the imposition of punitive taxes. Governmental actions can have a significant effect on the economic conditions in foreign countries, which also may adversely affect the value and liquidity of a Portfolio’s investments. For example, the governments of certain countries may prohibit or impose substantial restrictions on foreign investing in their capital markets or in certain sectors or industries. In addition, a foreign government may limit or cause delay in the convertibility or repatriation of its currency which would adversely affect the U.S. dollar value and/or liquidity of investments denominated in that currency.  Any of these actions could severely affect security prices, impair the Portfolio’s ability to purchase or sell foreign securities or transfer a Portfolio’s assets back into the U.S., or otherwise adversely affect the Portfolio’s operations. Certain foreign investments may become less liquid in response to market developments or adverse investor perceptions, or become illiquid after purchase by a Portfolio, particularly during periods of market turmoil. Certain foreign investments may become illiquid when, for instance, there are few, if any, interested buyers and sellers or when dealers are unwilling to make a market for certain securities. When a Portfolio holds illiquid investments, its portfolio may be harder to value, especially in changing markets. Foreign companies, in general, are not subject to the regulatory requirements of U.S. companies and, as such, there may be less publicly available information about these companies. Moreover, foreign accounting, auditing and financial reporting standards generally are different from those applicable to U.S. companies. In addition, in the event of a default of any foreign debt obligations, it may be more difficult for the Portfolio to obtain or enforce a judgment against the issuers of the securities. Furthermore, foreign exchanges and broker-dealers are generally subject to less government and exchange scrutiny and regulation than their U.S. counterparts. Finally, differences in clearance and settlement procedures in foreign markets may cause delays in settlements of the Portfolio’s trades effected in those markets.

Depositary receipts involve substantially identical risks associated with direct investments in foreign securities. Issuers of the foreign security represented by a depositary receipt, particularly unsponsored or unregistered depositary receipts, may not be obligated to disclose material information in the U.S. or to pass through to holders of such receipts voting rights with respect to the deposited securities.

Compared to the U.S. and other developed countries, developing or emerging countries may have relatively unstable governments, economies based on only a few industries and securities markets that trade a small number of securities. Prices of these securities tend to be especially volatile and, in the past, securities in these countries have been characterized by greater potential loss (as well as gain) than securities of companies located in developed countries.

Small and Medium Capitalization Companies Risk. The Portfolio may invest in U.S. and foreign small and medium capitalization securities. Investing in lesser-known, small and medium capitalization companies may involve greater risk of volatility of the Portfolio’s share price than is customarily associated with investing in larger, more established companies. There is typically less publicly available information concerning small and medium capitalization companies than for larger, more established companies. Some small and medium capitalization companies have limited product lines, distribution channels and financial and managerial resources and tend to concentrate on fewer geographical markets than do larger companies.

Also, because small and medium capitalization companies normally have fewer shares outstanding than larger companies and trade less frequently, it may be more difficult for the Portfolio to buy and sell significant amounts of shares without an unfavorable impact on prevailing market prices.

Issuer-Specific Risk. The price of an individual security or particular type of security can be more volatile than the market as a whole and can fluctuate differently than the market as a whole. An individual issuer’s securities can rise or fall dramatically with little or no warning based upon such things as a better (or worse) than expected earnings report, news about the development of a promising product, or the loss of key management personnel. There is also a risk that the price of a security may never reach the level that the Adviser believes is representative of its full value or that it may even go down in price.

Portfolio Turnover Risk. The frequency of the Portfolio’s transactions will vary from year to year. Increased portfolio turnover may result in higher brokerage commissions, dealer mark-ups and other transaction costs and may result in taxable capital gains. Higher costs associated with increased portfolio turnover may offset gains in the Portfolio’s performance.

Adviser Risk. The performance of the Portfolio also will depend on whether the Adviser is successful in pursuing the Portfolio’s investment strategy.

Performance:

The bar chart and table that follow provide some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio’s Class A shares from year-to-year and by showing how the average annual returns for the past 1, 5, and 10 years of the Portfolio compare with those of a broad measure of market performance, as well as with an index of funds with similar investment objectives. The returns in the bar chart do not reflect the deduction of sales charges. If these amounts were reflected, returns would be less than shown. The Portfolio’s past performance (before and after taxes) is not necessarily an indication of how the Portfolio will perform in the future. The returns in the table assume you sold your shares at the end of each period and include the effect of Class A shares maximum applicable front-end sales charge. Of course, if you did not sell your shares at the end of the period, your return would be higher. You may obtain the Portfolio’s updated performance information by calling toll free 1-800-807-FUND or visiting www.saratogacap.com.

ANNUAL TOTAL RETURNS - CALENDAR YEARS

During the periods shown in the bar chart, the highest return for a calendar quarter was 24.14% (quarter ended September 30, 2010) and the lowest return for a calendar quarter was -23.43% (quarter ended December 31, 2008). For the period January 1, 2018 through September 30, 2018, the return for the Portfolio’s Class A shares was 17.85%.

AVERAGE ANNUAL TOTAL RETURNS (FOR THE PERIODS ENDED DECEMBER 31, 2017)
Average Annual Total Returns - Technology & Communications Portfolio	Label	1 Year	5 Years	10 Years
Class A	Return Before Taxes	20.40%	16.64%	11.26%
Class A | Return After Taxes on Distributions		18.19%	14.08%	9.94%
Class A | Return After Taxes on Distributions and Sale of Portfolio Shares		13.36%	12.90%	9.06%
S&P 500 Total Return Index (Reflects no deduction for fees, expenses or taxes)		21.83%	15.79%	8.50%
Lipper Science & Technology Funds Index (Reflects no deduction for fees, expenses or taxes)		37.13%	19.36%	10.52%

The table above shows after-tax returns. After-tax returns are calculated using the historical highest individual federal marginal income tax rates during the period shown and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns are not relevant to investors who hold their Portfolio shares through tax deferred arrangements such as 401(k) plans or individual retirement accounts.

After-tax returns may be higher than before- tax returns due to an assumed benefit from capital losses that would have been realized had Portfolio shares been sold at the end of the relevant periods.

Financial Services Portfolio
PORTFOLIO SUMMARY: FINANCIAL SERVICES PORTFOLIO
Investment Objective:
The Financial Services Portfolio seeks long-term growth of capital.
Fees and Expenses of the Portfolio.

This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. You may qualify for sales charge discounts on purchases of shares if you and your family invest, or agree to invest in the future, at least $50,000 in The Saratoga Advantage Trust Portfolios. More information about these and other discounts is available from your financial professional and under “Shareholder Information – Reduced Sales Charge” on page 103 of the Portfolio’s Prospectus. In addition, Appendix A attached to this Prospectus contains information regarding financial intermediary-specific sales charge waivers and discounts.

SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees	Financial Services Portfolio Class A USD ($)
Maximum Sales Charge on Purchases of Shares (as a % of offering price)	5.75%
Sales Charge on Reinvested Dividends (as a % of offering price)	none
Maximum Contingent Deferred Sales Charge (as a % of offering price)	none
Redemption Fee on Shares Held 30 days or Less (as a % of amount redeemed)	2.00%
Exchange Fee	none

ANNUAL PORTFOLIO OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Financial Services Portfolio Class A
Management Fees	1.25%
Distribution and/or Service Rule 12b-1 Fees	0.40%
Other Expenses	2.18%
Total Annual Portfolio Operating Expenses	3.83%

Example.
This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.
The example assumes that you invest $10,000 in the Portfolio for the time periods indicated. The example also assumes that your investment has a 5% return each year, and the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs, if you held or sold your shares, at the end of each period would be:
Expense Example	One Year	Three Years	Five Years	Ten Years
Financial Services Portfolio | Class A | USD ($)	938	1,677	2,433	4,403

Portfolio Turnover.

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs, which must be borne by the Portfolio and its shareholders and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 52% of the average value of its portfolio.

Principal Investment Strategies:

The Portfolio will normally invest at least 80% of its total assets in U.S. and foreign equity securities issued by financial services companies, regardless of their stock market value (or “market capitalization”). Equity securities include common stocks, securities convertible into common stocks, preferred stocks and warrants. Up to 20% of the Portfolio’s total assets may be invested in U.S. and foreign securities outside of financial companies.

The Adviser employs quantitative and qualitative analysis that seeks to identify reasonably valued, high quality financial services companies that it believes have the ability to accelerate earnings growth and exceed investor expectations. The Adviser’s selection process consists of three steps. First, the Adviser reviews a series of screens utilizing the Adviser’s investment models, which are based on fundamental characteristics designed to eliminate companies that the Adviser’s research shows have a high probability of underperformance. Factors considered when reviewing the screens include a multi-factor valuation framework, earnings quality and capital structure. The valuation framework includes, but is not limited to, analysis of price to earnings, price to sales, price to book, cash held to price and various cash flow ratios. Valuation methodology is industry-specific within the financial services sector. Next, securities that pass the initial screens are then evaluated to try to identify stocks with the highest probability of producing an earnings growth rate that exceeds investor expectations. This process incorporates changes in earnings expectations and earnings quality analysis. Finally, these steps produce a list of eligible companies which are subjected to analysis by the Adviser to further understand each company’s business prospects and earnings potential. The Adviser uses the results of this analysis to construct the Portfolio’s security positions.

A “Financial services company,” for purposes of Portfolio investments, is defined as an entity in which at least 50% of the company’s revenues or earnings were derived from financial services activities based upon the company’s most recent fiscal year, or at least 50% of the company’s assets were devoted to such activities based on the company’s most recent fiscal year or any company which is included in the S&P Financial Sector Index. Financial services companies provide financial services to consumers and industry. Examples of companies in the financial services sector include commercial banks, investment banks, savings and loan associations, thrifts, finance companies, brokerage and advisory firms, transaction and payroll processors, insurance companies, real estate and leasing companies, and companies that span across these segments and service providers whose revenue is largely derived from the financial services sector. Under Securities and Exchange Commission (“SEC”) regulations, the Portfolio may not invest more than 5% of its total assets in the equity securities of any company that derives more than 15% of its revenues from brokerage or investment management activities.

Under adverse market conditions, the Portfolio may also make temporary investments in investment grade debt securities. Such investment strategies could result in the Portfolio not achieving its investment objective.

Principal Investment Risks:

There is no assurance that the Portfolio will achieve its investment objective. The Portfolio share price will fluctuate with changes in the market value of its portfolio securities. When you sell your Portfolio shares, they may be worth less than what you paid for them and, accordingly, you can lose money investing in this Portfolio. Shares of the Portfolio are not bank deposits and are not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency.

Common Stock Risk. In general, stock values fluctuate in response to activities specific to the company as well as general market, economic and political conditions. Stock prices can fluctuate widely in response to these factors. Common stockholders are subordinate to debt or preferred stockholders in a company’s capital structure in terms of priority to corporate income and liquidation payments and, therefore, will be subject to greater credit risk than preferred stock or debt instruments.

Preferred Stock Risk. Preferred stocks involve credit risk and certain other risks. Certain preferred stocks contain provisions that allow an issuer under certain conditions to skip distributions (in the case of “non-cumulative” preferred stocks) or defer distributions (in the case of “cumulative” preferred stocks). If the Portfolio owns a preferred stock on which distributions are deferred, the Portfolio may nevertheless be required to report income for tax purposes while it is not receiving distributions on that security. Preferred stocks are subordinated to bonds and other debt instruments in a company’s capital structure in terms of priority to corporate income and liquidation payments, and therefore will be subject to greater credit risk than those debt instruments.

Convertible Securities Risk. The Portfolio’s investments in convertible securities subject the Portfolio to the risks associated with both fixed-income securities and common stocks. To the extent that a convertible security’s investment value is greater than its conversion value, its price will be likely to increase when interest rates fall and decrease when interest rates rise, as with a fixed-income security. If the conversion value exceeds the investment value, the price of the convertible security will tend to fluctuate directly with the price of the underlying equity security.

Warrants Risk. The holder of a warrant has the right to purchase a given number of shares of a particular issuer at a specified price until expiration of the warrant. Such investments can provide a greater potential for profit or loss than an equivalent investment in the underlying security. Prices of warrants do not necessarily move in tandem with the prices of the underlying securities, and are speculative investments. Warrants pay no dividends and confer no rights other than a purchase option. If a warrant is not exercised by the date of its expiration, the Portfolio will lose its entire investment in such warrant.

Concentration Risk. Because of its specific focus, the Portfolio’s performance is closely tied to and affected by events occurring in the financial services industry. Companies in the same industry often face similar obstacles, issues and regulatory burdens. As a result, the securities owned by the Portfolio may react similarly to and move in unison with one another. The Portfolio is more vulnerable to price fluctuations of financial services companies and other factors that particularly affect financial services companies than a more broadly diversified mutual fund. In particular, the prices of stock issued by many financial services companies have historically been more closely correlated with changes in interest rates than other stocks. Generally, when interest rates go up, stock prices of these companies go down. This relationship may not continue in the future.

Financial services companies are subject to extensive government regulation which tends to limit both the amount and types of loans and other financial commitments the company can make, and the interest rates and fees it can charge. These limitations can have a significant impact on the profitability of a financial services company since profitability is impacted by the company’s ability to make financial commitments such as loans.

Insurance companies in which the Portfolio invests may also have an impact on the Portfolio’s performance as insurers may be subject to severe price competition, claims activity, marketing competition and general economic conditions. Certain lines of insurance can be significantly influenced by specific events.

For example, property and casualty insurer profits may be affected by certain weather catastrophes and other disasters; and life and health insurer profits may be affected by mortality risks and morbidity rates. The financial services industry is currently undergoing a number of changes such as continuing consolidations, development of new products and structures and changes to its regulatory framework. These changes are likely to have a significant impact on the financial services industry and the Portfolio.

Foreign Securities Risk. The Portfolio’s investments in foreign securities (including depositary receipts) involve risks in addition to the risks associated with domestic securities. One additional risk is currency risk. While the price of Portfolio shares is quoted in U.S. dollars, the Portfolio generally converts U.S. dollars to a foreign market’s local currency to purchase a security in that market. If the value of that local currency falls relative to the U.S. dollar, the U.S. dollar value of the foreign security will decrease. This is true even if the foreign security’s local price remains unchanged. Foreign securities also have risks related to economic and political developments abroad, including expropriations, confiscatory taxation, exchange control regulation, limitations on the use or transfer of Portfolio assets and any effects of foreign social, economic or political instability. In particular, adverse political or economic developments in a geographic region or a particular country in which the Portfolio invests could cause a substantial decline in the value of its portfolio securities. Certain foreign markets may rely heavily on particular industries or foreign capital and are more vulnerable to diplomatic developments, the imposition of economic sanctions against a particular country or countries, organizations, entities and/or individuals, changes in international trading patterns, trade barriers and other protectionist or retaliatory measures. Economic sanctions could, among other things, effectively restrict or eliminate a Portfolio’s ability to purchase or sell securities or groups of securities for a substantial period of time.  International trade barriers or economic sanctions against foreign countries, organizations, entities and/or individuals, may adversely affect a Portfolio’s foreign holdings or exposures.  Investments in foreign markets may also be adversely affected by governmental actions such as the imposition of capital controls, nationalization of companies or industries, expropriation of assets, or the imposition of punitive taxes. Governmental actions can have a significant effect on the economic conditions in foreign countries, which also may adversely affect the value and liquidity of a Portfolio’s investments. For example, the governments of certain countries may prohibit or impose substantial restrictions on foreign investing in their capital markets or in certain sectors or industries. In addition, a foreign government may limit or cause delay in the convertibility or repatriation of its currency which would adversely affect the U.S. dollar value and/or liquidity of investments denominated in that currency.  Any of these actions could severely affect security prices, impair the Portfolio’s ability to purchase or sell foreign securities or transfer a Portfolio’s assets back into the U.S., or otherwise adversely affect the Portfolio’s operations. Certain foreign investments may become less liquid in response to market developments or adverse investor perceptions, or become illiquid after purchase by a Portfolio, particularly during periods of market turmoil. Certain foreign investments may become illiquid when, for instance, there are few, if any, interested buyers and sellers or when dealers are unwilling to make a market for certain securities. When a Portfolio holds illiquid investments, its portfolio may be harder to value, especially in changing markets. Foreign companies, in general, are not subject to the regulatory requirements of U.S. companies and, as such, there may be less publicly available information about these companies. Moreover, foreign accounting, auditing and financial reporting standards generally are different from those applicable to U.S. companies. In addition, in the event of a default of any foreign debt obligations, it may be more difficult for the Portfolio to obtain or enforce a judgment against the issuers of the securities. Furthermore, foreign exchanges and broker-dealers are generally subject to less government and exchange scrutiny and regulation than their U.S. counterparts. Finally, differences in clearance and settlement procedures in foreign markets may cause delays in settlements of the Portfolio’s trades effected in those markets.

Depositary receipts involve substantially identical risks associated with direct investments in foreign securities.

Issuers of the foreign security represented by a depositary receipt, particularly unsponsored or unregistered depositary receipts, may not be obligated to disclose material information in the U.S. or to pass through to holders of such receipts voting rights with respect to the deposited securities.

Compared to the U.S. and other developed countries, developing or emerging countries may have relatively unstable governments, economies based on only a few industries and securities markets that trade a small number of securities. Prices of these securities tend to be especially volatile and, in the past, securities in these countries have been characterized by greater potential loss (as well as gain) than securities of companies located in developed countries.

Small and Medium Capitalization Companies Risk. The Portfolio may invest in U.S. and foreign small and medium capitalization securities. Investing in lesser-known, small and medium capitalization companies may involve greater risk of volatility of the Portfolio’s share price than is customarily associated with investing in larger, more established companies. There is typically less publicly available information concerning small and medium capitalization companies than for larger, more established companies. Some small and medium capitalization companies have limited product lines, distribution channels and financial and managerial resources and tend to concentrate on fewer geographical markets than do larger companies. Also, because small and medium capitalization companies normally have fewer shares outstanding than larger companies and trade less frequently, it may be more difficult for the Portfolio to buy and sell significant amounts of shares without an unfavorable impact on prevailing market prices.

Issuer Specific Risk. The price of an individual security or particular type of security can be more volatile than the market as a whole and can fluctuate differently than the market as a whole. An individual issuer’s securities can rise or fall dramatically with little or no warning based upon such things as a better (or worse) than expected earnings report, news about the development of a promising product, or the loss of key management personnel. There is also a risk that the price of a security may never reach the level that the Adviser believes is representative of its full value or that it may even go down in price.

Portfolio Turnover Risk. The frequency of the Portfolio’s transactions will vary from year to year. Increased portfolio turnover may result in higher brokerage commissions, dealer mark-ups and other transaction costs and may result in taxable capital gains. Higher costs associated with increased portfolio turnover may offset gains in the Portfolio’s performance.

Adviser Risk. The performance of the Portfolio also will depend on whether the Adviser is successful in pursuing the Portfolio’s investment strategy.

Performance:

The bar chart and table that follow provide some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio’s Class A shares from year-to-year and by showing how the average annual returns for the past 1, 5 and 10 years of the Portfolio compare with those of a broad measure of market performance, as well as with an index of funds with similar investment objectives. The returns in the bar chart do not reflect the deduction of sales charges. If these amounts were reflected, returns would be less than shown. The Portfolio’s past performance (before and after taxes) is not necessarily an indication of how the Portfolio will perform in the future. The returns in the table assume you sold your shares at the end of each period and include the effect of Class A shares maximum applicable front-end sales charge. Of course, if you did not sell your shares at the end of the period, your return would be higher. You may obtain the Portfolio’s updated performance information by calling toll free 1-800-807-FUND or visiting www.saratogacap.com.

ANNUAL TOTAL RETURNS - CALENDAR YEARS

During the periods shown in the bar chart, the highest return for a calendar quarter was 21.36% (quarter ended June 30, 2009) and the lowest return for a calendar quarter was -31.75% (quarter ended December 31, 2008). For the period January 1, 2018 through September 30, 2018, the return for the Portfolio’s Class A shares was -3.64%.

AVERAGE ANNUAL TOTAL RETURNS (FOR THE PERIODS ENDED DECEMBER 31, 2017)
Average Annual Total Returns - Financial Services Portfolio	Label	1 Year	5 Years	10 Years
Class A	Return Before Taxes	12.38%	11.11%	(0.17%)
Class A | Return After Taxes on Distributions		12.38%	11.11%	(0.17%)
Class A | Return After Taxes on Distributions and Sale of Portfolio Shares		7.00%	8.85%	(0.13%)
S&P 500 Total Return Index (Reflects no deduction for fees, expenses or taxes)		21.83%	15.79%	8.50%
Lipper Financial Services Funds Index (Reflects no deduction for fees, expenses or taxes)		15.12%	15.97%	4.62%

The table above shows after-tax returns. After-tax returns are calculated using the historical highest individual federal marginal income tax rates during the period shown and do not reflect the impact of state and local taxes.

Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns are not relevant to investors who hold their Portfolio shares through tax deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns may be higher than before-tax returns due to an assumed benefit from capital losses that would have been realized had Portfolio shares been sold at the end of the relevant periods.

Energy & Basic Materials Portfolio
PORTFOLIO SUMMARY: ENERGY & BASIC MATERIALS PORTFOLIO
Investment Objective:
The Energy & Basic Materials Portfolio seeks long-term growth of capital.
Fees and Expenses of the Portfolio.

This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. You may qualify for sales charge discounts on purchases of shares if you and your family invest, or agree to invest in the future, at least $50,000 in The Saratoga Advantage Trust Portfolios. More information about these and other discounts is available from your financial professional and under “Shareholder Information – Reduced Sales Charge” on page 103 of the Portfolio’s Prospectus. In addition, Appendix A attached to this Prospectus contains information regarding financial intermediary-specific sales charge waivers and discounts.

SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees	Energy & Basic Materials Portfolio Class A USD ($)
Maximum Sales Charge on Purchases of Shares (as a % of offering price)	5.75%
Sales Charge on Reinvested Dividends (as a % of offering price)	none
Maximum Contingent Deferred Sales Charge (as a % of offering price)	none
Redemption Fee on Shares Held 30 days or Less (as a % of amount redeemed)	2.00%
Exchange Fee	none

ANNUAL PORTFOLIO OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Energy & Basic Materials Portfolio Class A
Management Fees	1.25%
Distribution and/or Service Rule 12b-1 Fees	0.40%
Other Expenses	2.28%
Total Annual Portfolio Operating Expenses	3.93%

Example.
This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.
The example assumes that you invest $10,000 in the Portfolio for the time periods indicated. The example also assumes that your investment has a 5% return each year, and the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs, if you held or sold your shares, at the end of each period would be:
Expense Example	One Year	Three Years	Five Years	Ten Years
Energy & Basic Materials Portfolio | Class A | USD ($)	948	1,705	2,478	4,486

Portfolio Turnover.

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs, which must be borne by the Portfolio and its shareholders and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 61% of the average value of its portfolio.

Principal Investment Strategies:

The Portfolio will normally invest at least 80% of its total assets in equity securities issued by U.S. and foreign Energy and Basic Materials Companies, regardless of their stock market value (or “market capitalization”). The Portfolio utilizes the Standard & Poor’s classification system for purposes of determining whether a company is an “Energy or Basic Materials Company.” Standard & Poor’s maintains a proprietary classification system similar to the North American Industry Classification System, which classifies companies according to industry sectors and groups. Companies classified as Energy or Basic Materials Companies by Standard & Poor’s are involved in the exploration, development, production, refining or distribution of oil, natural gas, coal and uranium, the construction or provision of oil rigs, drilling equipment and other energy related services and equipment, basic materials such as metals, minerals, chemicals, water, forest product, precious metals, glass and industrial gases or provide materials, products or services to such companies. Equity securities include common stocks, securities convertible into common stocks, preferred stocks and warrants. Standard & Poor’s classifications are utilized to identify sectors.

The Adviser employs quantitative and qualitative analysis that seeks to identify reasonably valued, high quality companies within the energy and basic materials sectors. The Adviser’s selection process incorporates a multi-factor valuation framework, capital structure and financial quality analysis. The valuation framework includes, but is not limited to, analysis of price to earnings, price to sales, price to book and price to operating cash flow. Valuation methodology is industry-specific within the energy and basic materials sectors. This process produces a list of eligible companies which are then subjected to analysis by the Adviser to further understand each company’s business prospects and earnings potential. The Adviser uses the results of this analysis to construct the Portfolio’s security positions.

Under adverse market conditions, the Portfolio may also make temporary investments in investment grade debt securities. Such investment strategies could result in the Portfolio not achieving its investment objective.

Principal Investment Risks:

There is no assurance that the Portfolio will achieve its investment objective. The Portfolio share price will fluctuate with changes in the market value of its portfolio securities. When you sell your Portfolio shares, they may be worth less than what you paid for them and, accordingly, you can lose money investing in this Portfolio. Shares of the Portfolio are not bank deposits and are not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency.

Common Stock Risk. In general, stock values fluctuate in response to activities specific to the company as well as general market, economic and political conditions. Stock prices can fluctuate widely in response to these factors. Common stockholders are subordinate to debt or preferred stockholders in a company’s capital structure in terms of priority to corporate income and liquidation payments and, therefore, will be subject to greater credit risk than preferred stock or debt instruments.

Preferred Stock Risk. Preferred stocks involve credit risk and certain other risks. Certain preferred stocks contain provisions that allow an issuer under certain conditions to skip distributions (in the case of “non-cumulative” preferred stocks) or defer distributions (in the case of “cumulative” preferred stocks). If the Portfolio owns a preferred stock on which distributions are deferred, the Portfolio may nevertheless be required to report income for tax purposes while it is not receiving distributions on that security. Preferred stocks are subordinated to bonds and other debt instruments in a company’s capital structure in terms of priority to corporate income and liquidation payments, and therefore will be subject to greater credit risk than those debt instruments.

Convertible Securities Risk. The Portfolio’s investments in convertible securities subject the Portfolio to the risks associated with both fixed-income securities and common stocks. To the extent that a convertible security’s investment value is greater than its conversion value, its price will be likely to increase when interest rates fall and decrease when interest rates rise, as with a fixed-income security. If the conversion value exceeds the investment value, the price of the convertible security will tend to fluctuate directly with the price of the underlying equity security.

Warrants Risk. The holder of a warrant has the right to purchase a given number of shares of a particular issuer at a specified price until expiration of the warrant. Such investments can provide a greater potential for profit or loss than an equivalent investment in the underlying security. Prices of warrants do not necessarily move in tandem with the prices of the underlying securities, and are speculative investments. Warrants pay no dividends and confer no rights other than a purchase option. If a warrant is not exercised by the date of its expiration, the Portfolio will lose its entire investment in such warrant.

Concentration Risk. Because of its specific focus, the Portfolio’s performance is closely tied to and affected by events occurring in the energy and basic materials industries. Companies in the same industry often face similar obstacles, issues and regulatory burdens. As a result, the securities owned by the Portfolio may react similarly to and move in unison with one another. Companies in the energy and basic materials sector are subject to swift fluctuations in supply and demand. These fluctuations may be caused by events relating to international political and economic developments, energy conservation, the success of exploration projects, the environmental impact of energy and basic materials operations and tax and other governmental regulatory policies. Consequently, the Portfolio’s performance may sometimes be significantly better or worse than that of other types of funds.

Foreign Securities Risk. The Portfolio’s investments in foreign securities (including depositary receipts) involve risks in addition to the risks associated with domestic securities. One additional risk is currency risk. While the price of Portfolio shares is quoted in U.S. dollars, the Portfolio generally converts U.S. dollars to a foreign market’s local currency to purchase a security in that market. If the value of that local currency falls relative to the U.S. dollar, the U.S. dollar value of the foreign security will decrease. This is true even if the foreign security’s local price remains unchanged. Foreign securities also have risks related to economic and political developments abroad, including expropriations, confiscatory taxation, exchange control regulation, limitations on the use or transfer of Portfolio assets and any effects of foreign social, economic or political instability. In particular, adverse political or economic developments in a geographic region or a particular country in which the Portfolio invests could cause a substantial decline in the value of its portfolio securities.

Certain foreign markets may rely heavily on particular industries or foreign capital and are more vulnerable to diplomatic developments, the imposition of economic sanctions against a particular country or countries, organizations, entities and/or individuals, changes in international trading patterns, trade barriers and other protectionist or retaliatory measures. Economic sanctions could, among other things, effectively restrict or eliminate a Portfolio’s ability to purchase or sell securities or groups of securities for a substantial period of time.

International trade barriers or economic sanctions against foreign countries, organizations, entities and/or individuals, may adversely affect a Portfolio’s foreign holdings or exposures. Investments in foreign markets may also be adversely affected by governmental actions such as the imposition of capital controls, nationalization of companies or industries, expropriation of assets, or the imposition of punitive taxes.

Governmental actions can have a significant effect on the economic conditions in foreign countries, which also may adversely affect the value and liquidity of a Portfolio’s investments. For example, the governments of certain countries may prohibit or impose substantial restrictions on foreign investing in their capital markets or in certain sectors or industries. In addition, a foreign government may limit or cause delay in the convertibility or repatriation of its currency which would adversely affect the U.S. dollar value and/or liquidity of investments denominated in that currency. Any of these actions could severely affect security prices, impair the Portfolio’s ability to purchase or sell foreign securities or transfer a Portfolio’s assets back into the U.S., or otherwise adversely affect the Portfolio’s operations. Certain foreign investments may become less liquid in response to market developments or adverse investor perceptions, or become illiquid after purchase by a Portfolio, particularly during periods of market turmoil. Certain foreign investments may become illiquid when, for instance, there are few, if any, interested buyers and sellers or when dealers are unwilling to make a market for certain securities. When a Portfolio holds illiquid investments, its portfolio may be harder to value, especially in changing markets. Foreign companies, in general, are not subject to the regulatory requirements of U.S. companies and, as such, there may be less publicly available information about these companies. Moreover, foreign accounting, auditing and financial reporting standards generally are different from those applicable to U.S. companies. In addition, in the event of a default of any foreign debt obligations, it may be more difficult for the Portfolio to obtain or enforce a judgment against the issuers of the securities. Furthermore, foreign exchanges and broker-dealers are generally subject to less government and exchange scrutiny and regulation than their U.S. counterparts. Finally, differences in clearance and settlement procedures in foreign markets may cause delays in settlements of the Portfolio’s trades effected in those markets.

Depositary receipts involve substantially identical risks associated with direct investments in foreign securities. Issuers of the foreign security represented by a depositary receipt, particularly unsponsored or unregistered depositary receipts, may not be obligated to disclose material information in the U.S. or to pass through to holders of such receipts voting rights with respect to the deposited securities.

Compared to the U.S. and other developed countries, developing or emerging countries may have relatively unstable governments, economies based on only a few industries and securities markets that trade a small number of securities. Prices of these securities tend to be especially volatile and, in the past, securities in these countries have been characterized by greater potential loss (as well as gain) than securities of companies located in developed countries.

Small and Medium Capitalization Companies Risk. The Portfolio may invest in U.S. and foreign small and medium capitalization securities. Investing in lesser-known, small and medium capitalization companies may involve greater risk of volatility of the Portfolio’s share price than is customarily associated with investing in larger, more established companies. There is typically less publicly available information concerning small and medium capitalization companies than for larger, more established companies. Some small and medium capitalization companies have limited product lines, distribution channels and financial and managerial resources and tend to concentrate on fewer geographical markets than do larger companies. Also, because small and medium capitalization companies normally have fewer shares outstanding than larger companies and trade less frequently, it may be more difficult for the Portfolio to buy and sell significant amounts of shares without an unfavorable impact on prevailing market prices.

Issuer-Specific Risk. The price of an individual security or particular type of security can be more volatile than the market as a whole and can fluctuate differently than the market as a whole. An individual issuer’s securities can rise or fall dramatically with little or no warning based upon such things as a better (or worse) than expected earnings report, news about the development of a promising product, or the loss of key management personnel. There is also a risk that the price of a security may never reach the level that the Adviser believes is representative of its full value or that it may even go down in price.

Portfolio Turnover Risk. The frequency of the Portfolio’s transactions will vary from year to year. Increased portfolio turnover may result in higher brokerage commissions, dealer mark-ups and other transaction costs and may result in taxable capital gains. Higher costs associated with increased portfolio turnover may offset gains in the Portfolio’s performance.

Adviser Risk. The performance of the Portfolio also will depend on whether the Adviser is successful in pursuing the Portfolio’s investment strategy.

Performance:

The bar chart and table that follow provide some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio’s Class A shares from year-to-year and by showing how the average annual returns for the past 1, 5 and 10 years of the Portfolio compare with those of a broad measure of market performance, as well as with an index of funds with similar investment objectives. The returns in the bar chart do not reflect the deduction of sales charges. If these amounts were reflected, returns would be less than shown. The Portfolio’s past performance (before and after taxes) is not necessarily an indication of how the Portfolio will perform in the future. The returns in the table assume you sold your shares at the end of each period and include the effect of Class A shares maximum applicable front-end sales charge.

Of course, if you did not sell your shares at the end of the period, your return would be higher. You may obtain the Portfolio’s updated performance information by calling toll free 1-800-807-FUND or visiting www.saratogacap.com.

ANNUAL TOTAL RETURNS - CALENDAR YEARS

During the periods shown in the bar chart, the highest return for a calendar quarter was 23.92% (quarter ended December 31, 2010) and the lowest return for a calendar quarter was -32.69% (quarter ended December 31, 2008). For the period January 1, 2018 through September 30, 2018, the return for the Portfolio’s Class A shares was 5.03%.

AVERAGE ANNUAL TOTAL RETURNS (FOR THE PERIODS ENDED DECEMBER 31, 2017)
Average Annual Total Returns - Energy & Basic Materials Portfolio	Label	1 Year	5 Years	10 Years
Class A	Return Before Taxes	2.17%	(1.63%)	(3.01%)
Class A | Return After Taxes on Distributions		2.17%	(1.63%)	(3.85%)
Class A | Return After Taxes on Distributions and Sale of Portfolio Shares		1.23%	(1.23%)	(2.35%)
S&P 500 Total Return Index (Reflects no deduction for fees, expenses or taxes)		21.83%	15.79%	8.50%
Lipper Natural Resources Funds Index (Reflects no deduction for fees, expenses or taxes)		(6.04%)	0.16%	(2.11%)

The table above shows after-tax returns. After-tax returns are calculated using the historical highest individual federal marginal income tax rates during the period shown and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns are not relevant to investors who hold their Portfolio shares through tax deferred arrangements such as 401(k) plans or individual retirement accounts.

After-tax returns may be higher than before-tax returns due to an assumed benefit from capital losses that would have been realized had Portfolio shares been sold at the end of the relevant periods.